UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Series Intrinsic Opportunities

Fund

Fidelity Series Intrinsic Opportunities
Fund

Class F

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Intrinsic Opportunities Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Series Intrinsic Opportunities	.80%
Actual		$ 1,000.00	$ 1,061.40	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class F	.62%
Actual		$ 1,000.00	$ 1,061.90	$ 3.22
HypotheticalA		$ 1,000.00	$ 1,022.08	$ 3.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
WellPoint, Inc.	4.3	4.1
The Western Union Co.	3.9	3.7
AstraZeneca PLC sponsored ADR	3.7	2.9
Hewlett-Packard Co.	3.7	3.6
UnitedHealth Group, Inc.	3.3	3.1
Humana, Inc.	3.2	3.2
Best Buy Co., Inc.	2.6	3.3
Nitori Holdings Co. Ltd.	2.1	1.8
Microsoft Corp.	2.1	2.1
United Therapeutics Corp.	2.1	1.7
	31.0
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.1	24.3
Health Care	23.3	22.2
Information Technology	21.0	20.8
Energy	8.0	8.6
Financials	7.8	7.6
Asset Allocation (% of fund's net assets)
As of January 31, 2014*		As of July 31, 2013**
	Stocks 99.1%		Stocks 99.3%
	Other Investments 0.5%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.7%
* Foreign investments	41.4%	** Foreign investments	36.4%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 24.1%
Auto Components - 2.7%
Cooper Tire & Rubber Co.	400,000	$ 9,360,000
G-Tekt Corp.	667,000	19,846,079
Hanil E-Wha Co. Ltd.	1,000,000	15,292,383
Harada Industries Co. Ltd.	100,000	315,110
Hyundai Mobis	175,000	49,613,432
IJT Technology Holdings Co. Ltd. (a)	1,100,000	5,521,958
Piolax, Inc.	308,000	11,613,835
TBK Co. Ltd. (e)	1,800,000	10,311,133
TPR Co. Ltd.	550,000	9,265,779
Yorozu Corp.	850,000	15,567,927
		146,707,636
Automobiles - 0.1%
Audi AG (d)	7,409	6,495,137
Distributors - 0.5%
Chori Co. Ltd.	815,000	9,172,876
Doshisha Co. Ltd.	525,000	7,027,317
Nakayamafuku Co. Ltd.	87,900	698,601
Uni-Select, Inc.	350,000	8,795,960
Yagi & Co. Ltd.	210,000	3,131,091
		28,825,845
Diversified Consumer Services - 2.8%
Best Bridal, Inc. (d)	1,050,000	6,249,908
ITT Educational Services, Inc. (a)(d)	525,000	15,435,000
Lincoln Educational Services Corp.	25,000	109,250
MegaStudy Co. Ltd. (e)	572,000	44,449,834
Step Co. Ltd.	217,000	1,693,296
Weight Watchers International, Inc. (d)(e)	3,250,000	87,847,500
		155,784,788
Hotels, Restaurants & Leisure - 0.7%
Brazil Fast Food Corp. (a)	5,000	86,000
Fairwood Holdings Ltd.	500,000	1,014,967
Hiday Hidaka Corp.	127,000	3,057,724
Koshidaka Holdings Co. Ltd.	135,000	3,993,385
Kura Corp. Ltd.	150,000	2,494,900
Ohsho Food Service Corp. (d)	350,000	11,478,092
Toridoll.Corporation (d)	1,700,000	14,630,368
		36,755,436
Household Durables - 1.5%
Ace Bed Co. Ltd.	27,929	3,116,458
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Desarrolladora Homex S.A.B. de CV sponsored ADR (a)(d)	1,100,000	$ 1,694,000
FJ Next Co. Ltd.	1,050,000	5,356,260
Helen of Troy Ltd. (a)	800,000	44,032,000
Iida Group Holdings Co. Ltd. (a)	540,000	9,423,748
Lifetime Brands, Inc.	55,000	848,100
Q.E.P. Co., Inc. (a)	8,598	154,764
SABAF SpA	425,800	7,132,514
Sanei Architecture Planning Co. Ltd.	660,000	5,471,713
Sanyo Housing Nagoya Co. Ltd.	625,000	6,759,539
Urbi, Desarrollos Urbanos, S.A.B. de CV (a)	200,000	23,478
		84,012,574
Leisure Equipment & Products - 0.3%
Accell Group NV	701,944	13,064,624
Daikoku Denki Co. Ltd.	15,000	356,553
		13,421,177
Media - 0.4%
Alpha Co. Ltd.	25,000	40,784
Crown Media Holdings, Inc. Class A (a)	50,000	153,000
Gendai Agency, Inc.	650,000	3,877,811
Pico Far East Holdings Ltd.	6,500,000	1,866,998
Proto Corp. (d)	125,000	1,748,180
Starz - Liberty Capital Series A (a)	400,000	11,192,000
Tribune Co. Class A (a)	25,000	1,862,500
Weborama	10,000	159,821
		20,901,094
Multiline Retail - 0.6%
GwangJu Shinsegae Co. Ltd.	60,000	13,402,734
Hanwha Timeworld Co. Ltd.	258,990	7,426,737
Kohl's Corp.	10,000	506,300
Next PLC	42,700	4,387,158
Treasure Factory Co. Ltd.	124,900	2,333,702
Watts Co. Ltd. (d)	448,800	3,861,439
		31,918,070
Specialty Retail - 12.8%
Adastria Holdings Co. Ltd.	750,000	19,690,859
Arc Land Sakamoto Co. Ltd.	100,000	1,685,394
Asahi Co. Ltd.	20,000	272,042
AT-Group Co. Ltd.	302,000	5,383,752
Bed Bath & Beyond, Inc. (a)	800,000	51,080,000
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Best Buy Co., Inc.	6,000,000	$ 141,240,000
Folli Follie SA (a)	325,000	9,796,620
Fuji Corp. (e)	247,700	4,639,973
Groupe FNAC SA (a)	15,000	465,302
Guess?, Inc.	3,048,000	85,496,400
Handsman Co. Ltd.	150,000	1,516,884
Hour Glass Ltd.	1,650,000	2,121,182
IA Group Corp.	112,000	776,289
John David Group PLC	1,792,000	47,546,322
Jos. A. Bank Clothiers, Inc. (a)(d)	400,000	22,488,000
Jumbo SA (a)	1,778,000	30,214,657
K's Denki Corp.	1,250,000	33,265,914
Ku Holdings Co. Ltd.	225,000	3,090,001
Mandarake, Inc. (d)	24,600	873,002
Mr. Bricolage SA	311,600	4,349,638
Murphy U.S.A., Inc.	150,000	5,811,000
Nafco Co. Ltd.	640,400	9,834,304
Nitori Holdings Co. Ltd.	1,200,000	116,540,357
Oriental Watch Holdings Ltd.	6,000,000	1,537,907
Outerwall, Inc. (a)	1,000	64,310
RIGHT ON Co. Ltd.	60,000	417,471
RONA, Inc.	1,100,000	12,335,803
Samse SA	31,000	3,367,771
Staples, Inc.	6,000,000	78,960,000
The Cato Corp. Class A (sub. vtg.)	300,000	8,388,000
Tokatsu Holdings Co. Ltd.	80,000	247,228
		703,496,382
Textiles, Apparel & Luxury Goods - 1.7%
Coach, Inc.	650,000	31,128,500
Geox SpA (d)	8,500,000	34,368,922
Ports Design Ltd.	10,400,000	7,474,690
Texwinca Holdings Ltd.	2,000,000	1,919,163
Van de Velde	111,000	5,558,573
Youngone Holdings Co. Ltd.	30,000	2,000,030
Yue Yuen Industrial (Holdings) Ltd.	3,500,000	10,819,444
		93,269,322
TOTAL CONSUMER DISCRETIONARY		1,321,587,461
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 5.4%
Beverages - 0.2%
Jinro Distillers Co. Ltd.	225,000	$ 4,147,770
Muhak Co. Ltd.	331,064	5,666,480
		9,814,250
Food & Staples Retailing - 2.8%
Ain Pharmaciez, Inc.	300,000	14,801,644
Amsterdam Commodities NV	460,000	10,047,410
Create SD Holdings Co. Ltd.	310,000	10,396,398
Dong Suh Companies, Inc.	1,013,849	15,203,329
Genky Stores, Inc. (d)	104,400	2,341,340
Halows Co. Ltd.	63,700	765,271
MARR SpA	850,000	13,435,749
Marukyu Co. Ltd. (d)	310,000	3,616,991
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	5,000	291,541
San-A Co. Ltd.	550,000	15,559,175
Sapporo Drug Store Co. Ltd. (e)	400,000	5,794,264
Tesco PLC	11,000,000	57,804,603
Yaoko Co. Ltd.	100,000	4,132,551
		154,190,266
Food Products - 1.0%
Ajinomoto Malaysia Bhd	1,000,000	1,431,356
Astral Foods Ltd.	400,000	3,146,290
Cranswick PLC	706,081	15,333,198
Fresh Del Monte Produce, Inc.	725,000	19,183,500
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	5,117,396
Pickles Corp.	40,000	298,855
Select Harvests Ltd.	1,250,000	6,303,760
Synear Food Holdings Ltd. (a)	1,000,000	145,682
Toyo Sugar Refining Co. Ltd.	1,000,000	1,019,500
		51,979,537
Household Products - 0.4%
Energizer Holdings, Inc.	250,000	23,625,000
Personal Products - 1.0%
Atrium Innovations, Inc. (a)	300,000	6,459,259
Cyanotech Corp. (a)	25,000	125,750
Sarantis SA	1,200,000	10,762,626
USANA Health Sciences, Inc. (a)(d)	625,000	37,418,750
		54,766,385
TOTAL CONSUMER STAPLES		294,375,438
Common Stocks - continued
	Shares	Value
ENERGY - 8.0%
Energy Equipment & Services - 1.4%
AKITA Drilling Ltd. Class A (non-vtg.)	250,000	$ 3,342,312
Boustead Singapore Ltd.	4,000,261	5,180,384
Fugro NV (Certificaten Van Aandelen)	140,000	7,328,971
Oil States International, Inc. (a)	500,000	46,975,000
Shinko Plantech Co. Ltd.	1,700,000	12,658,115
		75,484,782
Oil, Gas & Consumable Fuels - 6.6%
Alvopetro Energy Ltd. (a)	3,000,000	2,962,963
Eni SpA	4,600,000	104,459,815
Fuji Kosan Co. Ltd.	105,000	691,851
Knightsbridge Tankers Ltd.	1,400,000	13,188,000
Marathon Oil Corp.	300,000	9,837,000
Motor Oil (HELLAS) Corinth Refineries SA	250,000	2,879,475
Newfield Exploration Co. (a)	1,200,000	29,724,000
Nordic American Tanker Shipping Ltd. (d)	725,000	7,931,500
Peabody Energy Corp.	5,250,000	89,512,500
San-Ai Oil Co. Ltd.	200,000	965,120
Statoil ASA sponsored ADR	1,000,000	23,710,000
Tsakos Energy Navigation Ltd.	625,000	4,250,000
Ultra Petroleum Corp. (a)(d)	2,100,000	50,295,000
W&T Offshore, Inc.	1,550,000	22,196,000
World Fuel Services Corp.	50,000	2,136,000
		364,739,224
TOTAL ENERGY		440,224,006
FINANCIALS - 7.3%
Capital Markets - 1.4%
ABG Sundal Collier ASA (a)	1,000,000	799,688
GFI Group, Inc.	1,111,436	4,223,457
Goldman Sachs Group, Inc.	325,000	53,339,000
MLP AG	2,340,000	17,947,933
		76,310,078
Commercial Banks - 0.0%
Citizens Financial Services, Inc.	10,000	510,100
Customers Bancorp, Inc. (a)	50,000	1,014,000
Lakeland Financial Corp.	1,000	36,630
Spar Nord Bank A/S	10,000	89,654
		1,650,384
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.1%
Albemarle & Bond Holdings PLC (d)	2,100,000	$ 356,439
EZCORP, Inc. (non-vtg.) Class A (a)	165,900	1,821,582
		2,178,021
Diversified Financial Services - 0.8%
Century Tokyo Leasing Corp.	400,000	11,650,337
Fuyo General Lease Co. Ltd.	275,000	9,541,120
NICE Information Service Co. Ltd.	349,724	965,960
Ricoh Leasing Co. Ltd.	850,000	22,666,069
		44,823,486
Insurance - 4.9%
AFLAC, Inc.	1,700,000	106,726,000
APRIL	1,129,000	25,428,795
Assurant, Inc.	300,000	19,605,000
Dongbu Insurance Co. Ltd.	500,000	24,644,506
Fidelity National Financial, Inc. Class A	25,000	788,500
MetLife, Inc.	1,500,000	73,575,000
RenaissanceRe Holdings Ltd.	175,000	15,874,250
		266,642,051
Real Estate Management & Development - 0.1%
Leopalace21 Corp. (a)	250,000	1,303,365
Nisshin Fudosan Co. Ltd.	1,400,000	5,247,893
		6,551,258
TOTAL FINANCIALS		398,155,278
HEALTH CARE - 23.3%
Biotechnology - 2.1%
United Therapeutics Corp. (a)	1,100,000	112,882,000
Health Care Equipment & Supplies - 0.4%
Audika SA (a)	353,000	4,879,934
Nakanishi, Inc.	70,000	10,486,181
St. Jude Medical, Inc.	100,000	6,073,000
		21,439,115
Health Care Providers & Services - 15.2%
Aetna, Inc.	1,250,000	85,412,500
Almost Family, Inc. (a)	286,000	8,697,260
Amedisys, Inc. (a)(e)	2,917,000	44,017,530
Chemed Corp. (d)	518,718	40,937,225
Humana, Inc.	1,800,000	175,140,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
LHC Group, Inc. (a)	275,500	$ 6,319,970
Magellan Health Services, Inc. (a)	300,000	17,949,000
National Healthcare Corp.	27,300	1,419,600
Pelion SA	325,000	9,125,159
Quest Diagnostics, Inc. (d)	500,000	26,250,000
Uchiyama Holdings Co. Ltd. (d)	440,000	2,639,698
UnitedHealth Group, Inc.	2,500,000	180,700,000
WellPoint, Inc.	2,750,000	236,499,993
		835,107,935
Health Care Technology - 0.1%
Pharmagest Interactive (d)	55,000	6,787,333
Pharmaceuticals - 5.5%
AbbVie, Inc.	1,400,000	68,922,000
AstraZeneca PLC sponsored ADR	3,200,000	203,200,000
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	16,435,030
Recordati SpA	350,000	5,480,442
Towa Pharmaceutical Co. Ltd.	5,000	202,216
Tsumura & Co. (d)	300,000	7,397,995
		301,637,683
TOTAL HEALTH CARE		1,277,854,066
INDUSTRIALS - 7.3%
Air Freight & Logistics - 0.1%
AIT Corp. (d)	750,000	5,737,910
Atlas Air Worldwide Holdings, Inc. (a)	5,000	176,650
Onelogix Group Ltd.	500,000	132,745
Royal Mail PLC	175,000	1,720,341
SBS Co. Ltd.	50,000	842,909
		8,610,555
Building Products - 0.0%
Nihon Dengi Co. Ltd.	110,000	981,334
Noda Corp.	50,000	306,300
Sekisui Jushi Corp.	20,000	279,829
		1,567,463
Commercial Services & Supplies - 0.6%
Fursys, Inc.	200,000	5,688,583
Mitie Group PLC	3,500,000	18,354,143
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Moleskine SpA (d)	500,000	$ 1,147,069
Prestige International, Inc.	905,700	8,740,476
		33,930,271
Construction & Engineering - 0.5%
Ausdrill Ltd. (d)	7,000,000	5,507,173
Boart Longyear Ltd. (d)	2,000,000	822,223
Daiichi Kensetsu Corp.	275,000	3,550,527
Heijmans NV (Certificaten Van Aandelen) (d)	300,000	4,893,758
Meisei Industrial Co. Ltd. (d)	100,000	462,839
Nippon Rietec Co. Ltd.	260,000	1,903,087
Nippon Steel & Sumikin Texeng	250,000	966,249
Sedgman Ltd.	1,500,000	788,234
Vianini Lavori SpA	1,500,000	10,216,403
		29,110,493
Electrical Equipment - 0.5%
Aros Quality Group AB (d)	853,205	9,995,342
GrafTech International Ltd. (a)	946,151	9,698,048
Hammond Power Solutions, Inc. Class A (e)	450,000	2,828,283
Somfy SA	10,068	2,770,057
		25,291,730
Industrial Conglomerates - 0.0%
Reunert Ltd.	300,000	1,724,430
Machinery - 1.8%
Aalberts Industries NV	100,000	3,129,658
Daihatsu Diesel Manufacturing Co. Ltd. (e)	3,150,000	22,143,220
Daiwa Industries Ltd.	800,000	5,322,793
Fujimak Corp.	99,600	884,111
Global Brass & Copper Holdings, Inc.	435,298	7,526,302
Hitachi Zosen Fukui Corp.	10,000	137,014
Hy-Lok Corp.	5,000	123,293
Ihara Science Corp.	53,200	396,097
Jaya Holdings Ltd.	23,150,000	13,961,859
Koike Sanso Kogyo Co. Ltd.	125,000	265,482
Metka SA	250,000	3,978,665
Mincon Group PLC (a)	168,750	227,593
Samyoung M-Tek Co. Ltd. (e)	1,050,000	5,985,459
Sansei Co. Ltd.	375,000	616,632
Semperit AG Holding	100,000	5,057,625
SIMPAC, Inc. (e)	2,325,000	15,173,991
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Teikoku Sen-I Co. Ltd.	800,000	$ 9,902,352
Tocalo Co. Ltd.	100,000	1,660,396
		96,492,542
Professional Services - 3.1%
Akka Technologies SA (e)	868,931	27,423,098
Benefit One, Inc.	150,000	1,358,507
CBIZ, Inc. (a)(e)	2,900,000	24,940,000
Dun & Bradstreet Corp.	1,000,000	110,000,000
Harvey Nash Group PLC	300,000	530,158
VSE Corp.	120,000	5,293,200
		169,544,963
Road & Rail - 0.2%
Autohellas SA	410,000	4,589,626
Hamakyorex Co. Ltd.	46,000	1,344,259
Tohbu Network Co. Ltd.	125,000	965,250
Utoc Corp.	1,100,000	3,881,881
		10,781,016
Trading Companies & Distributors - 0.5%
Bergman & Beving AB (B Shares)	525,000	10,417,621
Canox Corp.	196,000	725,507
Emori & Co. Ltd.	200,000	4,106,984
Green Cross Co. Ltd.	5,000	40,429
Mitani Shoji Co. Ltd.	450,000	9,469,024
VM Materiaux SA (a)	30,000	1,153,139
		25,912,704
TOTAL INDUSTRIALS		402,966,167
INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 2.4%
Aastra Technologies Ltd.	149,000	5,720,530
Cisco Systems, Inc.	3,500,000	76,685,000
NETGEAR, Inc. (a)	1,500,000	47,865,000
		130,270,530
Computers & Peripherals - 4.5%
Hewlett-Packard Co.	7,000,000	203,000,000
Lexmark International, Inc. Class A (d)	350,000	13,716,500
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	425,000	$ 22,465,500
TPV Technology Ltd.	25,000,000	5,184,317
		244,366,317
Electronic Equipment & Components - 2.7%
Corning, Inc.	2,000,000	34,420,000
Elematec Corp.	400,000	6,889,608
HF Co. (e)	225,000	1,817,710
Ingram Micro, Inc. Class A (a)	375,000	9,382,500
Insight Enterprises, Inc. (a)	1,700,000	35,870,000
Intelligent Digital Integrated Security Co. Ltd.	129,285	2,396,233
Lacroix SA (e)	349,327	8,782,000
Macnica, Inc. (e)	1,060,000	31,313,903
Multi-Fineline Electronix, Inc. (a)	338,000	4,664,400
Riken Kieki Co. Ltd.	135,000	1,138,529
SFA Engineering Corp.	10,000	416,569
Shibaura Electronics Co. Ltd.	233,200	4,003,933
VST Holdings Ltd.	21,000,000	5,463,819
		146,559,204
Internet Software & Services - 0.3%
AuFeminin.com SA (a)	40,046	1,691,054
DeNA Co. Ltd. (d)	350,000	6,720,977
Paperboy & Co., Inc.	65,000	2,616,165
Zappallas, Inc. (e)	1,100,000	7,966,769
		18,994,965
IT Services - 7.3%
Amdocs Ltd.	1,500,000	64,890,000
CACI International, Inc. Class A (a)	36,500	2,701,730
Calian Technologies Ltd.	209,500	4,230,442
DOCdata NV	40,000	866,405
Econocom Group SA (d)	75,000	794,047
Estore Corp.	89,800	971,584
Groupe Steria SCA	203,843	4,123,846
Indra Sistemas	50,000	885,759
ManTech International Corp. Class A (d)	675,000	19,642,500
Shinsegae Information & Communication Co. Ltd.	75,000	5,512,455
Societe Pour L'Informatique Industrielle SA	180,500	1,769,811
Sopra Group SA	475,000	52,205,143
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Tessi SA (e)	191,585	$ 24,919,198
The Western Union Co. (d)	14,000,000	215,600,000
		399,112,920
Semiconductors & Semiconductor Equipment - 0.3%
Alpha & Omega Semiconductor Ltd. (a)	915,000	6,642,900
Melexis NV	100,000	3,464,810
Miraial Co. Ltd. (d)(e)	631,900	9,376,765
		19,484,475
Software - 3.5%
CEGID SA	50,000	1,814,002
Ebix, Inc. (d)	375,000	5,092,500
Justplanning, Inc.	20,000	212,565
KSK Co., Ltd.	121,900	790,927
Microsoft Corp.	3,000,000	113,550,000
Oracle Corp.	1,700,000	62,730,000
Uchida Esco Co. Ltd. (a)	150,000	1,090,219
Vasco Data Security International, Inc. (a)	597,000	4,459,590
Vitec Software Group AB	20,000	276,277
		190,016,080
TOTAL INFORMATION TECHNOLOGY		1,148,804,491
MATERIALS - 1.9%
Chemicals - 1.0%
C. Uyemura & Co. Ltd.	125,000	5,858,699
Chugoku Marine Paints Ltd.	350,000	1,896,128
Daishin-Chemical Co. Ltd.	125,000	1,090,891
Fuso Chemical Co. Ltd.	55,000	1,472,158
Hannong Chemicals, Inc. (e)	1,288,000	5,485,858
Soda Aromatic Co. Ltd.	70,000	720,855
T&K Toka Co. Ltd.	75,000	1,596,853
Tae Kyung Industrial Co. Ltd.	1,000,000	4,381,777
Yara International ASA	850,000	35,069,973
		57,573,192
Construction Materials - 0.2%
Buzzi Unicem SpA	150,000	2,741,233
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - continued
Mitani Sekisan Co. Ltd. (d)	250,000	$ 2,919,000
Titan Cement Co. SA (Reg.) (a)	150,000	4,025,870
		9,686,103
Containers & Packaging - 0.0%
Chuoh Pack Industry Co. Ltd.	12,000	122,506
Metals & Mining - 0.7%
Compania de Minas Buenaventura SA sponsored ADR	350,000	4,340,000
Pacific Metals Co. Ltd.	7,000,000	24,356,990
Sherritt International Corp.	2,200,000	6,795,062
Tokyo Kohtetsu Co. Ltd.	307,900	1,328,215
		36,820,267
TOTAL MATERIALS		104,202,068
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Atlantic Tele-Network, Inc.	325,000	18,931,250
UTILITIES - 0.4%
Gas Utilities - 0.4%
GAIL India Ltd.	100,000	571,905
K&O Energy Group, Inc. (a)	44,000	627,171
Kyungnam Energy Co. Ltd.	1,481,820	8,546,702
Seoul City Gas Co. Ltd.	60,000	6,304,711
YESCO Co. Ltd.	235,000	7,842,195
		23,892,684
TOTAL COMMON STOCKS (Cost $4,704,514,864)		5,430,992,909
Nonconvertible Preferred Stocks - 0.1%

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares) (Cost $4,334,539)	550,000	5,192,495
Preferred Securities - 0.5%
	Principal Amount	Value
FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $27,259,665)	$ 17,587,000	$ 27,624,965
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	38,250,208	38,250,208
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	246,162,432	246,162,432
TOTAL MONEY MARKET FUNDS (Cost $284,412,640)		284,412,640
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $5,020,521,708)		5,748,223,009
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(265,111,173)
NET ASSETS - 100%		$ 5,483,111,836
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,624,965 or 0.5% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,494
Fidelity Securities Lending Cash Central Fund	1,798,924
Total	$ 1,822,418
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Akka Technologies SA	$ 25,276,317	$ 1,288,878	$ -	$ -	$ 27,423,098
Amedisys, Inc.	36,491,670	-	-	-	44,017,530
CBIZ, Inc.	21,054,000	-	-	-	24,940,000
Daihatsu Diesel Manufacturing Co. Ltd.	12,706,383	224,454	-	-	22,143,220
Fuji Corp.	2,080,278	1,896,633	-	68,983	4,639,973
Hammond Power Solutions, Inc. Class A	-	3,022,244	-	18,025	2,828,283
Hannong Chemicals, Inc.	4,573,951	975,660	-	91,379	5,485,858
HF Co.	1,370,261	201,866	-	-	1,817,710
Lacroix SA	4,865,755	1,467,055	-	-	8,782,000
Macnica, Inc.	26,556,837	-	-	299,937	31,313,903
MegaStudy Co. Ltd.	18,333,180	18,528,563	-	1,352,712	44,449,834
Miraial Co. Ltd.	9,745,368	-	-	165,853	9,376,765
Samyoung M-Tek Co. Ltd.	5,286,107	295,314	-	99,325	5,985,459
Sapporo Drug Store Co. Ltd.	4,037,815	1,287,838	-	-	5,794,264
SIMPAC, Inc.	14,793,758	-	-	183,278	15,173,991
TBK Co. Ltd.	6,121,949	2,534,101	-	91,773	10,311,133
Tessi SA	20,246,943	1,585,452	-	-	24,919,198
USANA Health Sciences, Inc.	66,096,000	1,518,947	16,306,959	-	-
Weight Watchers International, Inc.	47,450,000	77,927,476	-	306,250	87,847,500
Zappallas, Inc.	6,535,594	1,523,012	-	-	7,966,769
Total	$ 333,622,166	$ 114,277,493	$ 16,306,959	$ 2,677,515	$ 385,216,488
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,321,587,461	$ 810,608,615	$ 510,955,368	$ 23,478
Consumer Staples	294,375,438	144,946,469	149,283,287	145,682
Energy	440,224,006	316,268,721	123,955,285	-
Financials	398,155,278	322,136,028	76,019,250	-
Health Care	1,277,854,066	1,240,692,946	37,161,120	-
Industrials	402,966,167	267,923,954	135,042,213	-
Information Technology	1,148,804,491	1,067,387,290	81,417,201	-
Materials	109,394,563	58,164,633	51,229,930	-
Telecommunication Services	18,931,250	18,931,250	-	-
Utilities	23,892,684	-	23,892,684	-
Preferred Securities	27,624,965	-	27,624,965	-
Money Market Funds	284,412,640	284,412,640	-	-
Total Investments in Securities:	$ 5,748,223,009	$ 4,531,472,546	$ 1,216,581,303	$ 169,160

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 787,560,039
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	58.6%
Japan	12.7%
United Kingdom	6.3%
Korea (South)	5.1%
Italy	3.2%
France	3.2%
Bermuda	2.1%
Canada	2.1%
Greece	1.3%
Norway	1.1%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $238,016,223) - See accompanying schedule: Unaffiliated issuers (cost $4,366,520,857)	$ 5,078,593,881
Fidelity Central Funds (cost $284,412,640)	284,412,640
Other affiliated issuers (cost $369,588,211)	385,216,488
Total Investments (cost $5,020,521,708)		$ 5,748,223,009
Cash		1,878,607
Foreign currency held at value (cost $7)		7
Receivable for investments sold		13,979,290
Receivable for fund shares sold		781,453
Dividends receivable		6,470,047
Distributions receivable from Fidelity Central Funds		623,370
Prepaid expenses		13,786
Other receivables		9,992
Total assets		5,771,979,561

Liabilities
Payable for investments purchased	$ 18,065,457
Payable for fund shares redeemed	20,997,758
Accrued management fee	2,885,951
Other affiliated payables	438,709
Other payables and accrued expenses	317,418
Collateral on securities loaned, at value	246,162,432
Total liabilities		288,867,725

Net Assets		$ 5,483,111,836
Net Assets consist of:
Paid in capital		$ 4,709,340,881
Distributions in excess of net investment income		(816,353)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		46,987,844
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		727,599,464
Net Assets		$ 5,483,111,836

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Series Intrinsic Opportunities: Net Asset Value, offering price and redemption price per share ($2,379,708,810 ÷ 180,288,208 shares)	$ 13.20

Class F: Net Asset Value, offering price and redemption price per share ($3,103,403,026 ÷ 234,967,627 shares)	$ 13.21

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends (including $2,677,515 earned from other affiliated issuers)		$ 47,648,989
Interest		36,158
Income from Fidelity Central Funds		1,822,418
Total income		49,507,565

Expenses
Management fee Basic fee	$ 14,017,815
Performance adjustment	704,058
Transfer agent fees	1,933,567
Accounting and security lending fees	566,639
Custodian fees and expenses	218,548
Independent trustees' compensation	10,376
Registration fees	129,507
Audit	42,389
Legal	9,365
Interest	1,636
Miscellaneous	103,121
Total expenses		17,737,021
Net investment income (loss)		31,770,544
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	77,669,440
Other affiliated issuers	8,704,749
Foreign currency transactions	(308,076)
Total net realized gain (loss)		86,066,113
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $2,160)	150,099,336
Assets and liabilities in foreign currencies	(99,829)
Total change in net unrealized appreciation (depreciation)		149,999,507
Net gain (loss)		236,065,620
Net increase (decrease) in net assets resulting from operations		$ 267,836,164

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	For the period December 6, 2012 (commencement of operations) to July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,770,544	$ 31,391,876
Net realized gain (loss)	86,066,113	39,382,727
Change in net unrealized appreciation (depreciation)	149,999,507	577,599,957
Net increase (decrease) in net assets resulting from operations	267,836,164	648,374,560
Distributions to shareholders from net investment income	(61,872,801)	(1,408,505)
Distributions to shareholders from net realized gain	(79,158,464)	-
Total distributions	(141,031,265)	(1,408,505)
Share transactions - net increase (decrease)	874,902,541	3,834,438,341
Total increase (decrease) in net assets	1,001,707,440	4,481,404,396

Net Assets
Beginning of period	4,481,404,396	-
End of period (including distributions in excess of net investment income of $816,353 and undistributed net investment income of $29,285,904, respectively)	$ 5,483,111,836	$ 4,481,404,396

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Intrinsic Opportunities

	Six months ended January 31, 2014	Year ended July 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.12
Net realized and unrealized gain (loss)	.70	2.69
Total from investment operations	.78	2.81
Distributions from net investment income	(.15)	(.03)
Distributions from net realized gain	(.21)	-
Total distributions	(.36)	(.03)
Net asset value, end of period	$ 13.20	$ 12.78
Total Return B, C	6.14%	28.19%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.81% A
Expenses net of fee waivers, if any	.80% A	.81% A
Expenses net of all reductions	.80% A	.79% A
Net investment income (loss)	1.16% A	1.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,379,709	$ 1,995,564
Portfolio turnover rate F	18% A	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to July 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2014	Year ended July 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.13
Net realized and unrealized gain (loss)	.70	2.70
Total from investment operations	.79	2.83
Distributions from net investment income	(.17)	(.03)
Distributions from net realized gain	(.21)	-
Total distributions	(.38)	(.03)
Net asset value, end of period	$ 13.21	$ 12.80
Total Return B, C	6.19%	28.40%
Ratios to Average Net Assets E, H
Expenses before reductions	.62% A	.62% A
Expenses net of fee waivers, if any	.62% A	.62% A
Expenses net of all reductions	.62% A	.60% A
Net investment income (loss)	1.33% A	1.77% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,103,403	$ 2,485,841
Portfolio turnover rate F	18% A	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to July 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity® Series Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Intrinsic Opportunities and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities. Preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned.

Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 920,305,073
Gross unrealized depreciation	(192,646,708)
Net unrealized appreciation (depreciation) on securities and other investments	$ 727,658,365

Tax cost	$ 5,020,564,644

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,236,078,376 and $459,565,639, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Intrinsic Opportunities as compared to its benchmark index, the Russell 3000® Index, over the same 36 month performance period. The Fund's performance adjustment took effect in January 2014. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Intrinsic Opportunities, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Series Intrinsic Opportunities	$ 1,933,567.17

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13,954 for the period.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 23,230,375.32%		$ 1,636

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,159 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,798,924. During the period, there were no securities loaned to FCM.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Period ended July 31, 2013A
From net investment income
Series Intrinsic Opportunities	$ 25,386,331	$ 679,093
Class F	36,486,470	729,412
Total	$ 61,872,801	$ 1,408,505
From net realized gain
Series Intrinsic Opportunities	$ 34,641,059	$ -
Class F	44,517,405	-
Total	$ 79,158,464	$ -

A For the period December 6, 2012 (commencement of operations) to July 31, 2013.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Period ended July 31, 2013A	Six months ended January 31, 2014	Period ended July 31, 2013A
Series Intrinsic Opportunities
Shares sold	34,447,755	161,722,154	$ 466,116,091	$ 1,766,734,516
Reinvestment of distributions	4,548,297	66,711	60,027,390	679,093
Shares redeemed	(14,832,129)	(5,664,580)	(199,791,426)	(66,969,735)
Net increase (decrease)	24,163,923	156,124,285	$ 326,352,055	$ 1,700,443,874
Class F
Shares sold	48,372,710	196,091,269	$ 654,264,623	$ 2,156,618,526
Reinvestment of distributions	6,134,277	71,652	81,003,875	729,412
Shares redeemed	(13,808,215)	(1,894,066)	(186,718,012)	(23,353,471)
Net increase (decrease)	40,698,772	194,268,855	$ 548,550,486	$ 2,133,994,467

A For the period December 6, 2012 (commencement of operations) to July 31, 2013.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

O2T-SANN-0314
1.951015.101

Fidelity®

Low-Priced Stock Fund -
Class K

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Low-Priced Stock	.77%
Actual		$ 1,000.00	$ 1,071.80	$ 4.02
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.92
Class K	.67%
Actual		$ 1,000.00	$ 1,072.50	$ 3.50
Hypothetical A		$ 1,000.00	$ 1,021.83	$ 3.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Next PLC	3.7	2.9
UnitedHealth Group, Inc.	3.6	3.9
Seagate Technology	3.4	2.9
Microsoft Corp.	2.6	2.4
Best Buy Co., Inc.	1.7	1.7
Ross Stores, Inc.	1.5	1.6
Metro, Inc. Class A (sub. vtg.)	1.4	1.8
Barratt Developments PLC	1.1	1.0
Unum Group	1.1	1.2
Oracle Corp.	1.1	1.1
	21.2
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.8	26.1
Information Technology	18.9	17.3
Financials	11.1	10.9
Health Care	8.3	9.2
Consumer Staples	7.7	8.4
Asset Allocation (% of fund's net assets)
As of January 31, 2014 *		As of July 31, 2013 **
	Stocks 85.6%		Stocks 87.4%
	Bonds 0.3%		Bonds 0.3%
	Convertible Securities 0.0%†		Convertible Securities 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 14.1%		Short-Term Investments and Net Other Assets (Liabilities) 12.3%
* Foreign investments	39.6%	** Foreign investments	37.7%
† Amount represents less than 0.1%

Semiannual Report

Investments January 31, 2014

Showing Percentage of Net Assets

Common Stocks - 85.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.8%
Auto Components - 1.5%
Allison Transmission Holdings, Inc.	636,800	$ 18,295
ASTI Corp. (e)	1,350,000	2,797
ATLASBX Co. Ltd.	270,000	10,127
Federal Screw Works (a)	50,000	130
Hi-Lex Corp.	1,200,000	28,550
INZI Controls Co. Ltd. (e)	1,516,000	6,313
Johnson Controls, Inc.	7,500,000	345,900
Martinrea International, Inc.	75,000	627
Motonic Corp. (e)	3,299,900	34,716
Murakami Corp. (e)	760,000	10,295
Nippon Seiki Co. Ltd.	2,800,000	52,516
Piolax, Inc. (e)	1,000,000	37,707
Samsung Climate Control Co. Ltd. (e)	460,050	3,430
Sewon Precision Industries Co. Ltd. (e)	500,000	12,575
Shoei Co. Ltd.	625,000	8,650
SJM Co. Ltd. (e)	1,270,000	11,787
SJM Holdings Co. Ltd. (e)	1,332,974	6,099
Standard Motor Products, Inc.	500,000	16,355
Strattec Security Corp. (e)	330,000	18,068
Sungwoo Hitech Co. Ltd.	1,100,000	15,574
TBK Co. Ltd.	627,000	3,592
Yachiyo Industry Co. Ltd.	1,000,000	7,796
Yutaka Giken Co. Ltd. (e)	1,482,000	37,903
		689,802
Distributors - 0.2%
Chori Co. Ltd.	46,600	524
Doshisha Co. Ltd. (e)	1,925,000	25,767
Educational Development Corp. (e)	386,892	1,385
Nakayamafuku Co. Ltd.	811,100	6,446
SPK Corp.	222,800	4,122
Uni-Select, Inc. (e)	2,025,000	50,891
		89,135
Diversified Consumer Services - 0.6%
Capella Education Co.	28,489	1,777
Career Education Corp. (a)(e)	6,720,000	36,557
Clip Corp. (e)	328,600	3,307
Corinthian Colleges, Inc. (a)(d)	3,600,000	5,292
DeVry, Inc.	700,000	25,298
Houghton Mifflin Harcourt Co.	400,000	7,696
ITT Educational Services, Inc. (a)	100,000	2,940
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Meiko Network Japan Co. Ltd.	1,000,000	$ 10,963
Regis Corp.	1,826,005	22,515
Shingakukai Co. Ltd.	200,000	789
Shuei Yobiko Co. Ltd.	125,000	407
Steiner Leisure Ltd. (a)(e)	1,600,000	78,416
Step Co. Ltd. (e)	1,300,000	10,144
Weight Watchers International, Inc. (e)	3,250,000	87,848
YBM Sisa.com, Inc. (e)	900,000	3,140
		297,089
Hotels, Restaurants & Leisure - 1.3%
Ambassadors Group, Inc. (e)	1,770,356	8,799
ARK Restaurants Corp. (e)	224,895	4,900
Brinker International, Inc.	429,119	20,752
BRONCO BILLY Co. Ltd. (d)	65,000	1,173
CEC Entertainment, Inc. (e)	1,500,000	80,940
Darden Restaurants, Inc.	1,000,000	49,440
Flanigan's Enterprises, Inc. (a)	60,357	860
Hiday Hidaka Corp. (e)	1,265,980	30,480
Ibersol SGPS SA	575,000	5,351
Intralot SA	1,250,000	3,287
Jack in the Box, Inc. (a)(e)	2,500,000	126,425
Kura Corp. Ltd.	775,000	12,890
Monogatari Corp. (The)	100,000	3,037
Ohsho Food Service Corp.	625,000	20,497
Papa John's International, Inc.	1,000,000	48,130
Ruby Tuesday, Inc. (a)(e)	6,200,000	34,720
Shinsegae Food Co. Ltd.	17,000	1,339
Sonic Corp. (a)(e)	5,100,000	90,729
Sportscene Group, Inc. Class A (e)	400,000	2,949
St. Marc Holdings Co. Ltd.	475,000	22,620
Toridoll.Corporation	1,850,000	15,921
		585,239
Household Durables - 3.1%
Abbey PLC (e)	2,150,000	31,317
Barratt Developments PLC (e)	84,000,199	522,801
Bellway PLC	5,000,000	127,731
Blyth, Inc. (d)	450,000	4,221
D.R. Horton, Inc. (d)	6,200,000	145,576
Dorel Industries, Inc. Class B (sub. vtg.) (d)	3,250,000	118,123
Emak SpA	4,000,000	4,408
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
First Juken Co. Ltd. (e)	1,690,000	$ 22,809
Helen of Troy Ltd. (a)(e)	3,190,000	175,578
Henry Boot PLC	6,477,811	23,055
HTL International Holdings Ltd. (e)	29,000,500	6,535
Maruzen Co. Ltd. (e)	1,918,000	18,710
NACCO Industries, Inc. Class A	310,000	18,302
P&F Industries, Inc. Class A (a)(e)	369,300	2,689
Sanei Architecture Planning Co. Ltd. (e)	1,461,000	12,112
Stanley Furniture Co., Inc. (a)(e)	1,289,638	4,901
Steinhoff International Holdings Ltd.	3,102,497	12,788
Tempur Sealy International, Inc. (a)(e)	3,250,000	160,193
Token Corp. (e)	1,000,000	46,277
		1,458,126
Internet & Catalog Retail - 0.1%
Belluna Co. Ltd. (e)	10,200,000	48,997
NutriSystem, Inc.	100,000	1,422
PetMed Express, Inc. (d)	100,000	1,323
Wotif.com Holdings Ltd. (d)	1,000,000	2,131
		53,873
Leisure Equipment & Products - 0.2%
Accell Group NV (e)	2,417,500	44,995
Fenix Outdoor AB	35,000	1,453
Giant Manufacturing Co. Ltd.	1,000,555	6,310
JAKKS Pacific, Inc. (d)(e)	1,300,000	7,488
Kabe Husvagnar AB (B Shares)	287,010	5,520
Mars Engineering Corp.	400,000	7,632
Miroku Corp. (e)	850,000	2,455
Smith & Wesson Holding Corp. (a)(d)	1,200,000	15,708
Trigano SA (a)	160,000	4,070
		95,631
Media - 0.6%
Chime Communications PLC	4,500,000	25,688
Cinderella Media Group Ltd.	14,224,000	5,753
DreamWorks Animation SKG, Inc. Class A (a)	1,600,000	53,984
Gannett Co., Inc.	750,000	20,648
GFK AG	175,000	9,618
Harte-Hanks, Inc.	1,150,000	7,878
Hyundai Hy Communications & Networks Co. Ltd.	1,400,000	7,289
Intage Holdings, Inc. (e)	2,060,000	27,662
Live Nation Entertainment, Inc. (a)	1,400,000	29,778
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Pico Far East Holdings Ltd.	22,000,000	$ 6,319
Proto Corp.	500,000	6,993
RKB Mainichi Broadcasting Corp.	240,000	2,852
Saga Communications, Inc. Class A	475,000	23,437
Starz - Liberty Capital Series A (a)	350,000	9,793
STW Group Ltd.	3,200,000	4,059
Tow Co. Ltd. (d)(e)	1,223,000	8,527
TVA Group, Inc. Class B (non-vtg.) (a)	2,000,400	17,629
		267,907
Multiline Retail - 3.9%
Big Lots, Inc. (a)	2,000,000	53,580
Don Quijote Holdings Co. Ltd.	600,000	36,776
Hanwha Timeworld Co. Ltd. (e)	340,990	9,778
Lifestyle International Holdings Ltd.	3,193,000	5,725
Next PLC (e)	16,650,000	1,710,668
Watts Co. Ltd. (e)	1,395,000	12,002
Zakkaya Bulldog Co. Ltd. (a)	400,000	788
		1,829,317
Specialty Retail - 10.8%
Aarons, Inc. Class A	500,000	13,445
ABC-MART, Inc.	135,000	5,837
Abercrombie & Fitch Co. Class A (e)	7,639,000	270,268
Adastria Holdings Co. Ltd.	635,150	16,676
Aeropostale, Inc. (a)(d)(e)	8,177,100	57,649
Ascena Retail Group, Inc. (a)	250,000	4,690
AT-Group Co. Ltd.	1,199,000	21,375
AutoZone, Inc. (a)	900,000	445,554
Bed Bath & Beyond, Inc. (a)	6,600,000	421,410
Best Buy Co., Inc. (e)	33,350,000	785,059
BMTC Group, Inc. Class A (sub. vtg.) (e)	5,600,000	69,588
Bonia Corp. Bhd	350,000	358
Buffalo Co. Ltd.	13,000	107
Cash Converters International Ltd. (e)	23,875,669	18,214
Chico's FAS, Inc.	1,700,000	28,220
Citi Trends, Inc. (a)	250,000	4,000
CST Brands, Inc.	2,150,000	68,650
Delek Automotive Systems Ltd.	251,935	2,612
Express, Inc. (a)	1,500,000	25,980
Folli Follie SA (a)(e)	4,400,000	132,631
Fourlis Holdings SA (a)	500,000	2,724
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Francesca's Holdings Corp. (a)	1,200,000	$ 22,800
GameStop Corp. Class A (e)	6,000,000	210,420
Glentel, Inc. (e)	2,227,056	26,095
Goldlion Holdings Ltd.	11,535,000	5,408
Guess?, Inc. (e)	8,488,100	238,091
Gulliver International Co. Ltd. (e)	6,800,000	48,560
Halfords Group PLC	1,350,000	10,175
Hour Glass Ltd.	36,000	46
IA Group Corp. (e)	875,000	6,065
John David Group PLC	700,000	18,573
Jos. A. Bank Clothiers, Inc. (a)(e)	2,600,000	146,172
Jumbo SA (a)(e)	11,250,100	191,180
K's Denki Corp.	2,950,000	78,508
Ku Holdings Co. Ltd.	375,000	5,150
Kyoto Kimono Yuzen Co. Ltd. (e)	1,719,000	18,167
Le Chateau, Inc. Class A (sub. vtg.) (a)	2,022,600	5,266
Leon's Furniture Ltd.	350,000	4,689
Lewis Group Ltd.	700,000	3,756
Macintosh Retail Group NV	200,000	2,267
MarineMax, Inc. (a)	150,000	2,213
Mr. Bricolage SA (e)	1,038,775	14,500
Nafco Co. Ltd. (e)	2,275,100	34,938
Nishimatsuya Chain Co. Ltd. (e)	5,100,000	40,278
Office Depot, Inc. (a)	2,300,000	11,247
Pal Co. Ltd. (e)	1,600,000	30,583
Pier 1 Imports, Inc.	1,600,000	30,576
RIGHT ON Co. Ltd.	400,000	2,783
Ross Stores, Inc.	10,000,000	679,100
Second Chance Properties Ltd.	3,000,000	1,020
Second Chance Properties Ltd. warrants 7/24/17 (a)	9,000,000	383
Select Comfort Corp. (a)	1,500,000	24,555
Sonic Automotive, Inc. Class A (sub. vtg.)	950,000	21,309
Staples, Inc.	26,150,000	344,134
The Buckle, Inc. (d)	850,000	37,672
The Men's Wearhouse, Inc.	200,000	9,608
The Stanley Gibbons Group PLC	1,216,500	7,469
USS Co. Ltd.	15,000,000	204,925
Williams-Sonoma, Inc.	200,000	10,904
Workman Co. Ltd. (e)	1,471,700	55,124
		4,999,756
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 2.5%
Adolfo Dominguez SA (a)(d)	350,000	$ 2,969
Bijou Brigitte Modische Accessoires AG	45,000	4,487
Crocs, Inc. (a)	1,000,000	15,350
Daphne Interl Holdings Ltd.	100,000	51
Deckers Outdoor Corp. (a)(d)	600,000	46,770
F&F Co. Ltd. (e)	825,000	5,492
Fossil Group, Inc. (a)	2,350,000	262,801
Geox SpA (d)	3,850,000	15,567
Gildan Activewear, Inc. (e)	7,600,000	405,197
Hampshire Group Ltd. (a)(e)	920,000	3,036
Handsome Co. Ltd. (e)	2,436,150	64,594
JLM Couture, Inc. (a)(e)	197,100	510
Ports Design Ltd.	10,000,000	7,187
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	700,000	20,223
Steven Madden Ltd. (a)	585,000	19,065
Sun Hing Vision Group Holdings Ltd. (e)	23,939,000	7,400
Texwinca Holdings Ltd.	60,000,000	57,575
Tungtex Holdings Co. Ltd. (e)	26,400,000	3,774
Van de Velde	75,000	3,756
Vera Bradley, Inc. (a)(d)	1,768,000	42,467
Victory City International Holdings Ltd.	64,642,428	9,825
Youngone Corp.	650,000	23,143
Youngone Holdings Co. Ltd. (e)	929,000	61,934
Yue Yuen Industrial (Holdings) Ltd.	20,000,000	61,825
		1,144,998
TOTAL CONSUMER DISCRETIONARY		11,510,873
CONSUMER STAPLES - 7.7%
Beverages - 1.0%
Baron de Ley SA (a)	175,000	15,695
C&C Group PLC	1,211,938	6,865
Constellation Brands, Inc. Class A (sub. vtg.) (a)	3,000,000	230,010
Monster Beverage Corp. (a)	2,700,000	183,330
Muhak Co. Ltd. (e)	2,699,502	46,205
National Beverage Corp.	100,000	2,073
Spritzer Bhd	136,500	64
		484,242
Food & Staples Retailing - 4.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	25,000	1,846
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Aoki Super Co. Ltd.	100,000	$ 843
Belc Co. Ltd. (e)	2,086,000	37,516
Cosmos Pharmaceutical Corp. (e)	1,850,000	231,439
Create SD Holdings Co. Ltd. (e)	2,227,000	74,686
Daikokutenbussan Co. Ltd.	700,000	19,344
Dong Suh Companies, Inc.	4,825,012	72,354
Fyffes PLC (Ireland) (e)	29,738,000	35,295
Genky Stores, Inc. (d)(e)	240,000	5,382
Greggs PLC (e)	9,900,000	82,268
Halows Co. Ltd. (e)	1,625,700	19,531
Kusuri No Aoki Co. Ltd. (d)	275,000	14,512
Majestic Wine PLC	325,000	2,639
MARR SpA	475,000	7,508
Marukyu Co. Ltd.	321,600	3,752
Maxvalu Nishinihon Co. Ltd.	25,000	358
Metro, Inc. Class A (sub. vtg.) (d)(e)	10,925,833	627,935
Qol Co. Ltd.	1,487,000	8,548
Safeway, Inc. (e)	13,000,000	406,120
San-A Co. Ltd.	750,000	21,217
Shoppers Drug Mart Corp.	4,900,000	258,254
Sligro Food Group NV	1,800,000	71,349
Sundrug Co. Ltd.	2,460,000	103,127
Tesco PLC	11,000,000	57,805
Total Produce PLC	10,000,000	12,003
Walgreen Co.	330,000	18,926
Welcia Holdings Co. Ltd.	340,987	19,676
Yaoko Co. Ltd.	936,400	38,697
		2,252,930
Food Products - 1.5%
Aryzta AG	1,850,000	145,588
Cranswick PLC	705,212	15,314
Darling International, Inc. (a)	1,250,000	24,450
Dean Foods Co. (a)	4,025,000	63,595
Dutch Lady Milk Industries Bhd	100,000	1,389
Food Empire Holdings Ltd. (e)	52,500,000	20,976
Fresh Del Monte Produce, Inc. (e)	6,300,000	166,698
Hillshire Brands Co.	200,000	7,124
Hilton Food Group PLC	812,773	6,146
Lifeway Foods, Inc.	42,766	600
Nam Yang Dairy Products	11,000	8,850
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Pacific Andes International Holdings Ltd.	82,489,308	$ 3,347
Pacific Andes Resources Development Ltd.	129,316,774	13,968
Patties Food Ltd.	2,700,000	3,268
President Rice Products PCL	1,250,000	1,459
Rocky Mountain Chocolate Factory, Inc. (e)	496,882	5,774
Samyang Genex Co. Ltd.	93,060	7,742
Samyang Holdings Corp.	44,250	2,802
Seaboard Corp. (a)	47,600	121,380
Select Harvests Ltd. (e)	5,407,414	27,270
Sunjin Co. Ltd. (e)	813,630	19,834
Synear Food Holdings Ltd. (a)	39,000,000	5,682
United Food Holdings Ltd. (a)	22,400,000	876
		674,132
Household Products - 0.0%
McBride PLC	300,000	503
Personal Products - 0.3%
Atrium Innovations, Inc. (a)	1,480,000	31,866
Avon Products, Inc.	700,000	10,423
Blackmores Ltd.	5,000	96
Coty, Inc. Class A	3,500,000	47,215
Nutraceutical International Corp. (a)(e)	1,143,504	28,633
Oriflame Cosmetics SA SDR (d)	10,000	276
Sarantis SA (e)	2,349,000	21,068
USANA Health Sciences, Inc. (a)	400,000	23,948
		163,525
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	2,452	628
Swedish Match Co. AB	200,000	5,861
		6,489
TOTAL CONSUMER STAPLES		3,581,821
ENERGY - 4.5%
Energy Equipment & Services - 1.8%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	23,757
Boustead Singapore Ltd.	3,991,000	5,168
Cal Dive International, Inc. (a)(d)(e)	6,624,500	10,864
Cathedral Energy Services Ltd.	1,601,600	6,572
Divestco, Inc. (a)(e)	3,500,000	440
Farstad Shipping ASA (e)	3,200,000	66,014
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Forum Energy Technologies, Inc. (a)	400,000	$ 10,048
Fugro NV (Certificaten Van Aandelen)	1,600,027	83,761
Key Energy Services, Inc. (a)	1,000,000	7,290
Oil States International, Inc. (a)	2,000,000	187,900
Patterson-UTI Energy, Inc.	710,400	18,250
Petrofac Ltd.	10,000	190
Precision Drilling Corp. (d)	5,400,000	48,339
ProSafe ASA	8,900,000	59,164
Rowan Companies PLC (a)	680,700	21,354
Shinko Plantech Co. Ltd.	1,600,000	11,914
Solstad Offshore ASA	1,150,000	21,159
Total Energy Services, Inc. (e)	2,500,000	43,547
Unit Corp. (a)(e)	4,050,000	202,379
		828,110
Oil, Gas & Consumable Fuels - 2.7%
Adams Resources & Energy, Inc.	158,951	10,573
Alvopetro Energy Ltd. (a)	500,000	494
Beach Energy Ltd.	15,411,927	19,201
Eni SpA	20,100,000	456,444
Fuji Kosan Co. Ltd. (e)	665,800	4,387
Fuji Oil Co. Ltd. (e)	6,050,000	19,836
Great Eastern Shipping Co. Ltd.	4,800,000	22,485
Hankook Shell Oil Co. Ltd. (e)	68,000	23,803
HollyFrontier Corp.	318,000	14,723
Marathon Oil Corp.	4,807,700	157,644
Michang Oil Industrial Co. Ltd. (e)	173,900	11,496
Newfield Exploration Co. (a)	1,806,900	44,757
Peabody Energy Corp.	3,000,000	51,150
Stone Energy Corp. (a)	1,083,500	33,534
Swift Energy Co. (a)(d)(e)	4,339,000	53,717
Tesoro Corp.	2,000,000	103,040
The Williams Companies, Inc.	328,400	13,297
Tsakos Energy Navigation Ltd.	400,000	2,720
Uehara Sei Shoji Co. Ltd.	975,000	4,376
Ultra Petroleum Corp. (a)(d)	400,000	9,580
W&T Offshore, Inc. (e)	5,000,000	71,600
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
World Fuel Services Corp.	2,280,022	$ 97,403
WPX Energy, Inc. (a)	1,079,800	20,570
		1,246,830
TOTAL ENERGY		2,074,940
FINANCIALS - 10.8%
Capital Markets - 0.2%
AllianceBernstein Holding LP	665,000	14,856
Federated Investors, Inc. Class B (non-vtg.) (d)	585,000	15,731
GFI Group, Inc.	6,000,000	22,800
State Street Corp.	380,000	25,441
Tullett Prebon PLC	1,500,000	8,187
		87,015
Commercial Banks - 1.4%
ACNB Corp. (d)	75,000	1,496
Bank of Ireland (a)	416,000,000	164,368
BBCN Bancorp, Inc.	2,500,000	37,625
Camden National Corp.	41,968	1,484
Cathay General Bancorp	3,400,000	79,900
Codorus Valley Bancorp, Inc. (e)	300,000	6,306
Customers Bancorp, Inc. (a)	250,000	5,070
Dimeco, Inc.	29,140	1,282
Eagle Bancorp, Inc., Maryland	550,000	18,288
East West Bancorp, Inc.	3,100,000	103,726
Farmers & Merchants Bancorp, Inc.	33,736	811
First Bancorp, Puerto Rico (a)	9,428,572	46,106
First West Virginia Bancorp, Inc.	20,000	335
LCNB Corp.	356,635	6,280
North Valley Bancorp (a)(e)	425,000	9,932
Northrim Bancorp, Inc. (e)	500,000	12,010
Norwood Financial Corp.	120,278	3,607
OFG Bancorp (d)(e)	2,504,542	36,516
Pacific Premier Bancorp, Inc. (a)(e)	950,000	15,077
Popular, Inc. (a)	1,800,000	47,520
SpareBank 1 SR-Bank ASA (primary capital certificate) (a)	1,250,000	12,097
Sparebanken More (primary capital certificate) (d)	200,034	6,692
Sparebanken Nord-Norge (d)	1,800,000	10,581
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Sterling Bancorp	1,200,000	$ 15,120
Sterling Financial Corp.	600,000	18,900
		661,129
Consumer Finance - 0.2%
Aeon Credit Service (Asia) Co. Ltd.	14,500,000	12,700
Albemarle & Bond Holdings PLC (e)	3,336,670	566
EZCORP, Inc. (non-vtg.) Class A (a)	473,003	5,194
Green Dot Corp. Class A (a)(d)(e)	2,000,000	45,040
H&T Group PLC	650,000	1,731
Nicholas Financial, Inc.	236,175	3,727
Santander Consumer U.S.A. Holdings, Inc.	1,300,000	33,319
		102,277
Diversified Financial Services - 0.3%
Credit Analysis & Research Ltd.	50,000	558
ING U.S., Inc.	3,200,000	108,064
Newship Ltd. (a)	2,500	1,027
NICE Holdings Co. Ltd.	1,175,000	14,989
NICE Information Service Co. Ltd.	2,800,000	7,734
Ricoh Leasing Co. Ltd.	550,000	14,666
The NASDAQ Stock Market, Inc.	400,000	15,260
		162,298
Insurance - 7.8%
Admiral Group PLC	550,000	13,065
AEGON NV	57,500,000	501,203
AFLAC, Inc.	360,000	22,601
Amlin PLC	2,050,000	14,093
APRIL (e)	2,775,000	62,502
Assurant, Inc. (e)	5,250,000	343,088
Axis Capital Holdings Ltd. (e)	7,940,200	357,468
CNO Financial Group, Inc.	1,200,000	20,328
Endurance Specialty Holdings Ltd. (e)	2,600,000	136,214
FBD Holdings PLC	175,000	4,201
Genworth Financial, Inc. Class A (a)	20,000,000	295,000
Hartford Financial Services Group, Inc.	8,000,000	266,000
HCC Insurance Holdings, Inc.	550,000	23,601
Lincoln National Corp.	8,350,000	401,051
Meadowbrook Insurance Group, Inc.	1,700,000	10,302
MetLife, Inc.	900,000	44,145
National Interstate Corp.	951,107	21,466
National Western Life Insurance Co. Class A	148,870	32,476
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Primerica, Inc.	600,000	$ 25,278
Progressive Corp.	600,000	13,944
Protective Life Corp.	1,500,000	73,515
RenaissanceRe Holdings Ltd. (e)	3,100,000	281,201
Torchmark Corp.	567,000	42,610
Unum Group (e)	16,200,000	521,640
Validus Holdings Ltd.	1,900,000	68,248
		3,595,240
Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	6,000,000	64,620
Aviv REIT, Inc.	200,000	4,878
Cedar Shopping Centers, Inc.	2,000,000	12,620
Corrections Corp. of America	500,000	16,785
Melcor Real Estate Investment Trust (e)	870,000	8,054
Nieuwe Steen Investments NV	90,000	534
Northwest Healthcare Properties REIT	1,300,000	12,081
Tanger Factory Outlet Centers, Inc.	150,000	5,007
		124,579
Real Estate Management & Development - 0.2%
Devine Ltd. (a)	2,125,000	1,516
Relo Holdings Corp. (e)	1,405,700	73,163
Tejon Ranch Co. (a)	150,000	5,118
Tejon Ranch Co. warrants 8/31/16 (a)	22,157	90
		79,887
Thrifts & Mortgage Finance - 0.4%
BofI Holding, Inc. (a)	200,000	16,550
Genworth MI Canada, Inc. (e)	5,650,000	168,980
New Hampshire Thrift Bancshare	125,000	1,865
		187,395
TOTAL FINANCIALS		4,999,820
HEALTH CARE - 8.3%
Biotechnology - 0.8%
Amgen, Inc.	3,000,000	356,850
Apex Biotechnology Corp.	1,300,000	2,874
		359,724
Health Care Equipment & Supplies - 1.2%
Arts Optical International Holdings Ltd. (e)	33,970,640	8,576
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Atrion Corp.	10,000	$ 2,672
Audika SA (a)	301,500	4,168
Boston Scientific Corp. (a)	1,200,000	16,236
CareFusion Corp. (a)	400,000	16,308
DiaSorin S.p.A.	5,000	225
Exactech, Inc. (a)	50,000	1,114
Hoshiiryou Sanki Co. Ltd. (e)	355,700	11,133
Huvitz Co. Ltd. (e)	970,000	13,487
Invacare Corp.	900,000	18,162
Medical Action Industries, Inc. (a)(e)	1,050,000	7,791
Microlife Corp.	2,450,000	6,526
Nakanishi, Inc.	250,000	37,451
Prim SA (e)	1,734,000	13,400
ResMed, Inc. (d)	350,000	15,264
Smith & Nephew PLC	100,000	1,438
Span-America Medical System, Inc. (e)	289,000	5,734
St. Jude Medical, Inc.	2,500,000	151,825
Supermax Corp. Bhd	7,000,000	6,083
Techno Medica Co. Ltd.	25,000	517
Top Glove Corp. Bhd	1,000,000	1,642
Utah Medical Products, Inc. (e)	425,000	22,610
Zimmer Holdings, Inc.	2,000,000	187,940
		550,302
Health Care Providers & Services - 5.6%
A/S One Corp.	250,000	5,687
Aetna, Inc.	5,150,000	351,900
Almost Family, Inc. (a)(e)	936,814	28,489
Amedisys, Inc. (a)	1,462,500	22,069
Bio-Reference Laboratories, Inc. (a)(d)	325,000	8,739
Diversicare Healthcare Services, Inc. (e)	351,269	1,837
DVx, Inc. (e)	421,200	7,497
Grupo Casa Saba SA de CV sponsored ADR (a)	1,263,900	7,371
Hanger, Inc. (a)	100,000	3,381
Hi-Clearance, Inc.	300,000	881
LHC Group, Inc. (a)(e)	1,895,000	43,471
Medica Sur SA de CV	400,500	1,288
MEDNAX, Inc. (a)	200,000	11,128
National Healthcare Corp.	6,700	348
Patterson Companies, Inc.	400,000	15,984
Pelion SA (e)	650,000	18,250
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
PharMerica Corp. (a)	700,000	$ 17,038
The Ensign Group, Inc.	555,000	23,266
Triple-S Management Corp. (a)(e)	2,479,834	44,240
Tsukui Corp.	1,200,000	11,155
U.S. Physical Therapy, Inc.	500,000	15,755
United Drug PLC (United Kingdom)	10,533,719	61,612
UnitedHealth Group, Inc.	22,700,000	1,640,756
Universal American Spin Corp.	1,149,990	8,107
Wellcare Health Plans, Inc. (a)	825,000	53,716
WellPoint, Inc.	2,250,000	193,500
WIN-Partners Co. Ltd. (e)	1,525,100	14,999
		2,612,464
Health Care Technology - 0.0%
Arrhythmia Research Technology, Inc. (a)(e)	271,041	1,206
ND Software Co. Ltd. (e)	725,000	15,245
Quality Systems, Inc.	500,000	9,205
		25,656
Life Sciences Tools & Services - 0.0%
CMIC Co. Ltd.	25,000	324
Pharmaceuticals - 0.7%
AbbVie, Inc.	250,000	12,308
Bliss Gvs Pharma Ltd.	2,972,500	2,229
Daewon Pharmaceutical Co. Ltd. (e)	1,635,165	18,666
Daewoong Co. Ltd.	185,040	6,832
DongKook Pharmaceutical Co. Ltd. (e)	671,226	21,330
Endo Health Solutions, Inc. (a)(d)	400,000	26,352
FDC Ltd.	2,750,000	5,355
Fuji Pharma Co. Ltd.	109,300	1,968
Ildong Pharmaceutical Co. Ltd. (e)	2,506,600	36,453
Jeil Pharmaceutical Co. (e)	1,484,800	20,102
Kaken Pharmaceutical Co. Ltd.	125,000	2,002
Kwang Dong Pharmaceutical Co. Ltd. (e)	3,100,000	21,229
Mylan, Inc. (a)	450,000	20,435
Recordati SpA	6,200,000	97,082
Torrent Pharmaceuticals Ltd.	100,000	861
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Tsumura & Co.	575,000	$ 14,179
Whanin Pharmaceutical Co. Ltd. (e)	1,860,000	21,054
		328,437
TOTAL HEALTH CARE		3,876,907
INDUSTRIALS - 7.5%
Aerospace & Defense - 0.1%
Engility Holdings, Inc. (a)	800,000	30,648
Magellan Aerospace Corp.	615,000	4,738
Textron, Inc.	408,600	14,505
		49,891
Air Freight & Logistics - 0.3%
Air T, Inc. (e)	244,600	2,770
Hub Group, Inc. Class A (a)	384,708	15,946
Pacer International, Inc. (a)	350,000	3,084
Royal Mail PLC	1,625,000	15,975
Sinwa Ltd. (e)	23,000,000	3,497
UTi Worldwide, Inc.	1,816,935	28,453
Yusen Logistics Co. Ltd. (e)	4,221,500	50,360
		120,085
Airlines - 0.0%
Republic Airways Holdings, Inc. (a)	1,000,000	9,810
SkyWest, Inc.	750,000	9,758
		19,568
Building Products - 0.1%
Insteel Industries, Inc.	109,167	2,034
Kingspan Group PLC (Ireland)	800,000	15,283
Kondotec, Inc. (e)	1,675,000	11,570
		28,887
Commercial Services & Supplies - 1.1%
Aeon Delight Co. Ltd.	475,000	9,574
AJIS Co. Ltd. (e)	538,500	8,961
Asia File Corp. Bhd	2,628,700	4,036
CECO Environmental Corp.	800,000	12,432
Fursys, Inc. (e)	950,000	27,021
Industrial Services of America, Inc. (a)(d)	84,200	265
Iron Mountain, Inc.	275,600	7,279
Knoll, Inc. (e)	3,650,000	60,590
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Mears Group PLC	2,500,000	$ 19,686
Mitie Group PLC (e)	23,773,000	124,667
Moleskine SpA	100,000	229
Moshi Moshi Hotline, Inc.	800,000	8,372
Multi-Color Corp.	400,000	14,384
Nac Co. Ltd. (e)	950,000	15,663
NICE Total Cash Management Co., Ltd. (e)	2,601,400	5,983
Prestige International, Inc.	830,000	8,010
Progressive Waste Solution Ltd. (Canada)	1,032,500	23,732
RPS Group PLC	1,741,256	9,772
Teems, Inc. (e)	130,000	1,412
United Stationers, Inc. (e)	2,431,544	100,739
VICOM Ltd.	3,330,000	14,223
West Corp.	1,173,732	27,137
		504,167
Construction & Engineering - 1.2%
AECOM Technology Corp. (a)(e)	7,842,100	224,833
Arcadis NV	1,275,000	45,586
Astaldi SpA (d)	2,250,000	21,439
Badger Daylighting Ltd.	813,000	22,622
C-Cube Corp.	47,100	209
Daiichi Kensetsu Corp. (e)	2,085,800	26,930
Engineers India Ltd.	550,000	1,279
EPCO Co. Ltd.	175,000	3,137
Foster Wheeler AG (a)	419,500	12,577
Geumhwa PSC Co. Ltd. (e)	300,000	9,094
Heijmans NV (Certificaten Van Aandelen)	185,000	3,018
Jacobs Engineering Group, Inc. (a)	233,100	14,152
Kier Group PLC (d)	1,096,231	33,897
Koninklijke BAM Groep NV	500,000	2,575
Kyeryong Construction Industrial Co. Ltd. (e)	893,000	7,010
Meisei Industrial Co. Ltd.	1,275,000	5,901
Mirait Holdings Corp.	2,000,000	17,519
Nippon Rietec Co. Ltd.	859,000	6,288
Sanyo Engineering & Construction, Inc.	650,000	3,145
Severfield-Rowen PLC (a)	3,333,333	3,288
Shinnihon Corp.	1,800,000	5,306
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	2,905
ShoLodge, Inc. (a)(e)	500,627	3
Sterling Construction Co., Inc. (a)(e)	1,630,000	17,637
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Tutor Perini Corp. (a)	1,400,000	$ 31,640
United Integration Services Co. Ltd.	7,000,000	8,932
URS Corp.	416,772	20,922
Vianini Lavori SpA	675,000	4,597
		556,441
Electrical Equipment - 0.8%
Aichi Electric Co. Ltd.	1,500,000	4,792
Aros Quality Group AB	875,000	10,251
AZZ, Inc. (e)	1,500,000	62,715
Babcock & Wilcox Co.	973,782	33,381
Bharat Heavy Electricals Ltd.	15,500,000	42,711
Chiyoda Integre Co. Ltd.	525,500	10,039
Deswell Industries, Inc.	100,000	238
Dynapack International Technology Corp.	3,200,000	8,623
EnerSys	300,000	20,418
FW Thorpe PLC	5,043,000	11,275
GrafTech International Ltd. (a)	100,000	1,025
Graphite India Ltd.	2,200,000	2,439
Hammond Power Solutions, Inc. Class A	50,000	314
I-Sheng Electric Wire & Cable Co. Ltd. (e)	13,500,000	18,804
Jinpan International Ltd.	377,640	3,006
Korea Electric Terminal Co. Ltd. (e)	700,000	26,697
PK Cables OY	250,000	7,819
Servotronics, Inc.	110,000	871
TKH Group NV unit (e)	2,500,000	85,980
Universal Security Instruments, Inc. (a)(e)	241,255	1,112
		352,510
Industrial Conglomerates - 0.8%
DCC PLC (United Kingdom) (e)	8,310,000	377,721
Harim Holdings Co. Ltd. (a)	1,000,000	4,050
Reunert Ltd.	1,700,000	9,772
		391,543
Machinery - 1.7%
Aalberts Industries NV (e)	9,500,000	297,318
Actuant Corp. Class A	500,000	17,110
ASL Marine Holdings Ltd. (e)	29,549,000	16,446
CKD Corp.	1,600,000	16,208
Foremost Income Fund (e)	2,141,103	13,707
Gencor Industries, Inc. (a)	391,000	3,582
Global Brass & Copper Holdings, Inc.	877,300	15,169
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Hurco Companies, Inc. (e)	633,500	$ 16,420
Hwacheon Machine Tool Co. Ltd. (e)	219,900	10,388
Hyster-Yale Materials Handling:
Class A	250,000	21,440
Class B	310,000	26,586
Ihara Science Corp. (e)	1,107,500	8,246
Jaya Holdings Ltd. (e)	74,670,000	45,034
Kyowakogyosyo Co. Ltd. (e)	375,000	3,052
Metka SA	825,000	13,130
Mincon Group PLC (a)	2,457,687	3,315
Mirle Automation Corp.	5,009,000	4,424
Nadex Co. Ltd. (e)	960,000	7,604
Nitchitsu Co. Ltd.	127,000	242
Oshkosh Truck Corp.	2,500,000	135,350
S&T Holdings Co. Ltd. (e)	810,000	11,512
Semperit AG Holding	574,137	29,038
SIMPAC, Inc.	583,000	3,805
Takamatsu Machinery Co. Ltd.	370,800	2,059
Takeuchi Manufacturing Co. Ltd. (d)	250,000	7,360
Techno Smart Corp. (e)	1,082,000	4,882
Terex Corp.	399,700	16,388
Tocalo Co. Ltd. (e)	950,000	15,774
Trifast PLC	750,000	986
TriMas Corp. (a)	400,000	13,920
Trinity Industrial Corp.	800,000	3,887
Young Poong Precision Corp. (e)	938,011	8,257
		792,639
Marine - 0.0%
DryShips, Inc. (a)	2,470,400	8,399
Malibu Boats, Inc. Class A (a)	200,000	3,550
Tokyo Kisen Co. Ltd. (e)	1,000,000	5,638
		17,587
Professional Services - 0.6%
Akka Technologies SA (e)	1,101,065	34,749
Boardroom Ltd.	3,107,142	1,393
CBIZ, Inc. (a)	1,000,000	8,600
Clarius Group Ltd. (a)	4,245,812	771
CRA International, Inc. (a)(e)	1,016,000	19,162
FTI Consulting, Inc. (a)	364,100	13,497
Hyder Consulting PLC	650,000	6,924
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
McMillan Shakespeare Ltd.	25,000	$ 260
SmartPros Ltd.	90,000	216
Sporton International, Inc. (e)	7,000,073	27,752
Stantec, Inc.	2,150,000	130,844
Synergie SA	225,000	5,189
VSE Corp. (e)	530,940	23,420
		272,777
Road & Rail - 0.4%
Alps Logistics Co. Ltd. (e)	1,723,700	18,220
Con-way, Inc.	193,400	7,440
CSX Corp.	613,800	16,517
Hamakyorex Co. Ltd. (e)	756,000	22,093
Higashi Twenty One Co. Ltd.	61,200	321
Hutech Norin Co. Ltd. (e)	1,043,700	10,164
Quality Distribution, Inc. (a)	949,308	13,053
Roadrunner Transportation Systems, Inc. (a)	600,000	15,750
Sakai Moving Service Co. Ltd. (e)	784,000	26,665
Trancom Co. Ltd. (e)	1,032,400	37,760
Universal Truckload Services, Inc.	205,802	5,970
Vitran Corp., Inc. (a)	640,000	4,140
		178,093
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	1,500,000	23,182
AerCap Holdings NV (a)	445,096	16,553
Goodfellow, Inc. (e)	857,000	7,310
Grafton Group PLC unit	800,000	7,818
Hanwa Co. Ltd.	650,000	3,351
Houston Wire & Cable Co. (e)	1,268,800	16,786
KS Energy Services Ltd. (a)	16,000,000	6,018
Mitani Shoji Co. Ltd.	725,000	15,256
Otec Corp.	150,000	1,047
Parker Corp. (e)	2,623,000	8,578
Richelieu Hardware Ltd. (d)	350,000	14,009
Senshu Electric Co. Ltd. (e)	1,080,000	14,017
Strongco Corp. (a)(e)	1,025,288	3,903
Tanaka Co. Ltd.	44,000	258
TECHNO ASSOCIE Co. Ltd.	268,300	3,128
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Titan Machinery, Inc. (a)(d)	850,000	$ 13,855
Totech Corp. (e)	922,300	7,304
		162,373
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd. (e)	1,550,000	8,663
Meiko Transportation Co. Ltd.	1,000,000	10,026
		18,689
TOTAL INDUSTRIALS		3,465,250
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 0.5%
AAC Technology Holdings, Inc.	100,000	432
Aastra Technologies Ltd. (e)	1,000,000	38,393
Bel Fuse, Inc. Class A	250,000	4,700
Black Box Corp. (e)	1,800,840	49,361
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,000,000	1,900
ClearOne, Inc. (a)	210,000	1,926
CommScope Holding Co., Inc.	300,000	5,379
Ixia (a)	674,800	8,631
Juniper Networks, Inc. (a)	286,500	7,624
NETGEAR, Inc. (a)(e)	2,541,700	81,106
Optical Cable Corp.	35,000	137
Parrot SA (a)	150,000	4,123
Polycom, Inc. (a)	654,400	7,807
Tessco Technologies, Inc. (e)	525,000	17,477
		228,996
Computers & Peripherals - 4.8%
Compal Electronics, Inc.	153,500,000	113,971
Datalink Corp. (a)	1,070,349	15,552
EMC Corp.	859,400	20,832
Hewlett-Packard Co.	6,500,000	188,500
Lexmark International, Inc. Class A (d)	2,000,000	78,380
Logitech International SA (Reg.) (d)	4,400,000	69,398
Quantum Corp. (a)	6,619,000	8,274
Seagate Technology (e)	30,000,000	1,585,800
Silicon Graphics International Corp. (a)	943,200	12,271
Simplo Technology Co. Ltd.	1,845,000	8,442
Super Micro Computer, Inc. (a)(e)	3,079,823	63,321
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
TPV Technology Ltd.	83,622,000	$ 17,341
Western Digital Corp.	600,000	51,702
Xyratex Ltd.	675,000	8,917
		2,242,701
Electronic Equipment & Components - 3.1%
A&D Co. Ltd. (d)	950,000	5,583
Beijer Electronics AB	125,000	1,278
CDW Corp.	700,000	16,569
Corning, Inc.	1,450,000	24,955
DigiTech Systems Co., Ltd. (a)	725,000	2,263
Dolby Laboratories, Inc. Class A (a)(d)	300,000	12,297
Elec & Eltek International Co. Ltd.	1,800,000	2,933
Elematec Corp. (e)	1,062,400	18,299
Excel Co. Ltd. (e)	909,800	11,103
Fabrinet (a)	100,000	1,847
FLIR Systems, Inc.	700,000	22,204
Hana Microelectronics Co. (For. Reg.)	17,000,000	12,756
Hi-P International Ltd.	21,075,000	8,822
Hon Hai Precision Industry Co. Ltd. (Foxconn)	140,360,000	391,623
Huan Hsin Holdings Ltd. (a)	6,000,000	176
IDIS Holdings Co. Ltd. (e)	764,914	10,738
Image Sensing Systems, Inc. (a)(e)	365,685	1,865
Insight Enterprises, Inc. (a)	1,700,127	35,873
Intelligent Digital Integrated Security Co. Ltd. (e)	937,210	17,371
INTOPS Co. Ltd. (e)	859,900	15,714
Isra Vision AG (e)	438,100	23,623
Jabil Circuit, Inc.	1,146,500	20,603
Kingboard Chemical Holdings Ltd. (e)	92,500,000	207,785
Kingboard Laminates Holdings Ltd.	9,000,000	3,350
Kitagawa Industries Co. Ltd.	100,000	1,088
Lumax International Corp. Ltd.	1,200,000	2,899
Mesa Laboratories, Inc. (e)	310,000	24,884
Multi-Fineline Electronix, Inc. (a)(e)	2,216,107	30,582
Muramoto Electronic Thailand PCL (For. Reg.) (e)	1,548,400	6,702
Nippo Ltd. (e)	893,400	4,252
Orbotech Ltd. (a)	1,825,000	24,802
Pinnacle Technology Holdings Ltd. (e)	8,750,000	16,852
Posiflex Technologies, Inc.	500,250	2,151
Redington India Ltd.	3,110,801	3,240
Rofin-Sinar Technologies, Inc. (a)	86,300	1,994
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
ScanSource, Inc. (a)(e)	2,070,000	$ 77,708
Shibaura Electronics Co. Ltd. (e)	777,800	13,354
Sigmatron International, Inc. (a)(e)	396,000	3,683
Store Electronic Systems SA (a)(d)	21,950	447
SYNNEX Corp. (a)(e)	3,505,000	196,806
Taitron Components, Inc. Class A (sub. vtg.) (a)	300,000	360
Tomen Devices Corp. (e)	680,100	12,053
Tomen Electronics Corp. (e)	1,492,400	23,914
Tripod Technology Corp.	300,000	544
UKC Holdings Corp. (e)	1,570,000	25,320
Venture Corp. Ltd.	5,000,000	28,966
VST Holdings Ltd. (e)	149,400,000	38,871
Wireless Telecom Group, Inc. (a)(e)	1,300,000	4,420
XAC Automation Corp. (e)	9,430,000	17,369
		1,432,891
Internet Software & Services - 0.2%
DeNA Co. Ltd. (d)	500,000	9,601
Gabia, Inc. (e)	1,333,000	7,040
Liquidity Services, Inc. (a)(d)	125,000	2,971
Macromill, Inc.	400,000	3,005
Melbourne IT Ltd. (e)	8,185,000	10,099
Monster Worldwide, Inc. (a)	500,000	3,060
NetGem SA	1,000,000	3,952
Rentabiliweb Group SA (a)	110,000	1,181
SBS Contents Hub Co. Ltd.	200,000	2,826
Softbank Technology Corp. (d)	300,000	4,077
Stamps.com, Inc. (a)	158,798	6,266
UANGEL Corp. (e)	750,000	2,589
ValueClick, Inc. (a)	700,000	15,050
Yahoo!, Inc. (a)	379,200	13,659
		85,376
IT Services - 4.2%
ALTEN	885,000	39,920
Amdocs Ltd. (e)	8,443,300	365,257
Argo Graphics, Inc.	440,000	7,497
ATOSS Software AG	15,000	587
Calian Technologies Ltd. (e)	778,500	15,720
CGI Group, Inc. Class A (sub. vtg.) (a)	550,000	16,874
Computer Sciences Corp.	4,750,000	286,948
Computer Services, Inc.	265,000	9,023
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
CSE Global Ltd. (e)	49,090,000	$ 24,284
Data#3 Ltd.	2,977,359	2,335
Dimerco Data System Corp.	392,000	318
eClerx	1,075,000	20,922
EOH Holdings Ltd. (e)	8,100,000	57,370
Estore Corp.	77,400	837
EVERTEC, Inc.	600,000	14,478
ExlService Holdings, Inc. (a)	341,824	8,597
Genpact Ltd. (a)	600,000	10,182
Groupe Steria SCA	76,441	1,546
Heartland Payment Systems, Inc. (d)(e)	2,000,017	86,221
HIQ International AB	900,000	5,316
Indra Sistemas (d)(e)	16,413,000	290,759
Know IT AB (e)	1,727,000	15,421
Leidos Holdings, Inc. (d)	1,250,000	56,675
Luxoft Holding, Inc.	125,000	4,674
ManTech International Corp. Class A	1,775,000	51,653
Mastek Ltd. (e)	2,025,000	5,625
NCI, Inc. Class A (a)(e)	888,530	5,909
Neustar, Inc. Class A (a)	900,047	30,503
Panasonic Information Systems Co. (e)	625,000	16,923
Rolta India Ltd.	2,699,942	2,770
Science Applications International Corp.	750,000	27,758
Societe Pour L'Informatique Industrielle SA (e)	2,000,000	19,610
Softcreate Co. Ltd.	320,000	3,282
The Western Union Co.	21,700,000	334,180
Total System Services, Inc.	1,000,000	29,880
Vantiv, Inc. (a)	600,000	18,204
VeriFone Systems, Inc. (a)	1,100,000	31,911
		1,919,969
Office Electronics - 0.2%
Xerox Corp.	10,100,000	109,585
Semiconductors & Semiconductor Equipment - 0.6%
Alpha & Omega Semiconductor Ltd. (a)(e)	2,550,000	18,513
Axell Corp. (d)(e)	925,000	15,729
Broadcom Corp. Class A	462,700	13,770
Lasertec Corp. (d)	700,000	7,427
Leeno Industrial, Inc.	700,000	17,427
Melexis NV (e)	3,350,000	116,071
Miraial Co. Ltd.	216,900	3,219
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Nextchip Co. Ltd. (e)	1,070,110	$ 2,978
Omnivision Technologies, Inc. (a)	1,800,000	27,702
Powertech Technology, Inc.	9,460,000	13,038
Skyworks Solutions, Inc. (a)	263,600	7,974
Telechips, Inc. (e)	1,058,800	3,675
Trio-Tech International (a)(e)	300,000	954
Varitronix International Ltd.	9,000,000	9,784
Y.A.C. Co., Ltd.	300,000	1,592
		259,853
Software - 5.3%
AdaptIT Holdings Ltd.	4,400,000	2,130
ANSYS, Inc. (a)(e)	5,000,000	392,650
Autodesk, Inc. (a)	197,600	10,127
Axway Software SA	50,000	1,861
Cybernet Systems Co. Ltd. (e)	2,050,000	7,548
Ebix, Inc. (d)(e)	2,450,000	33,271
Exact Holdings NV	740,000	23,758
Geodesic Ltd. (a)(e)	4,873,000	304
ICT Automatisering NV (a)(e)	874,000	5,716
IGE + XAO SA	40,000	3,172
Infomedia Ltd. (e)	16,000,000	8,880
InfoVine Co. Ltd.	120,607	3,462
init innovation in traffic systems AG (d)	10,000	336
Jorudan Co. Ltd. (e)	525,000	3,120
KPIT Cummins Infosystems Ltd. (a)	4,000,000	10,268
KSK Co., Ltd. (e)	641,300	4,161
Micro Focus International PLC	10,000	123
MICROS Systems, Inc. (a)	25,000	1,388
Microsoft Corp.	31,187,700	1,180,454
Net 1 UEPS Technologies, Inc. (a)	725,000	5,800
NIIT Technologies Ltd.	1,949,000	12,564
Nucleus Software Exports Ltd. (a)(e)	2,100,000	6,062
Oracle Corp.	13,822,000	510,032
Parametric Technology Corp. (a)	777,800	27,752
Pro-Ship, Inc.	152,200	2,945
Software AG (Bearer)	3,600,000	133,813
Sword Group (e)	606,398	14,558
Symantec Corp.	608,000	13,017
Synopsys, Inc. (a)	350,000	13,951
Vasco Data Security International, Inc. (a)(e)	3,350,000	25,025
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Vitec Software Group AB	210,000	$ 2,901
Zensar Technologies Ltd.	729,500	4,450
		2,465,599
TOTAL INFORMATION TECHNOLOGY		8,744,970
MATERIALS - 2.7%
Chemicals - 1.9%
Aditya Birla Chemicals India Ltd. (e)	2,338,600	3,725
C. Uyemura & Co. Ltd. (e)	653,800	30,643
Chase Corp. (e)	904,986	28,616
Core Molding Technologies, Inc. (a)(e)	515,000	6,309
Deepak Fertilisers and Petrochemicals Corp. Ltd. (e)	7,569,000	13,116
Deepak Nitrite Ltd. (e)	650,000	3,125
EcoGreen Fine Chemical Group Ltd. (e)	45,112,000	9,994
FMC Corp.	3,000,000	211,890
Fujikura Kasei Co., Ltd. (e)	3,271,600	18,701
Fuso Chemical Co. Ltd.	227,100	6,079
Gujarat Narmada Valley Fertilizers Co. (e)	11,000,000	12,542
Gujarat State Fertilizers & Chemicals Ltd. (e)	29,000,000	21,568
Honshu Chemical Industry Co. Ltd. (e)	900,000	5,466
Innospec, Inc.	1,000,000	42,840
Intrepid Potash, Inc. (a)(d)	799,300	11,750
KPC Holdings Corp.	43,478	1,855
KPX Chemical Co. Ltd.	163,083	9,860
KPX Green Chemical Co. Ltd.	200,000	890
Kraton Performance Polymers, Inc. (a)	1,100,000	27,511
Mexichem S.A.B. de CV (d)	2,194,537	7,620
Miwon Chemicals Co. Ltd. (a)	55,095	1,720
Miwon Commercial Co. Ltd.	13,819	2,256
Muto Seiko Co. Ltd.	290,700	1,894
Nano Chem Tech, Inc. (a)	25,000	97
Nuplex Industries Ltd.	4,425,000	12,058
OM Group, Inc. (a)(e)	2,000,000	64,680
PolyOne Corp.	550,000	19,558
RPM International, Inc.	400,000	15,868
SK Kaken Co. Ltd.	390,000	24,796
Soda Aromatic Co. Ltd.	250,000	2,574
Soken Chemical & Engineer Co. Ltd. (e)	805,000	8,801
T&K Toka Co. Ltd. (e)	800,000	17,033
Thai Carbon Black PCL (For. Reg.)	13,000,000	8,469
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Thai Rayon PCL (For. Reg.)	3,200,000	$ 2,793
Tronox Ltd. Class A	688,100	15,111
Yara International ASA	4,750,000	195,979
Yip's Chemical Holdings Ltd. (e)	31,002,000	25,117
		892,904
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	850,700	4,285
Mitani Sekisan Co. Ltd. (e)	1,750,000	20,433
Titan Cement Co. SA (Reg.) (a)	750,000	20,129
		44,847
Containers & Packaging - 0.3%
Ball Corp.	314,130	16,080
Chuoh Pack Industry Co. Ltd. (e)	510,000	5,207
Kohsoku Corp. (e)	2,097,300	18,381
Samhwa Crown & Closure Co. Ltd.	13,760	308
Sealed Air Corp.	500,000	15,595
Silgan Holdings, Inc.	900,000	41,247
Sonoco Products Co.	383,300	15,861
Starlite Holdings Ltd.	3,000,000	174
The Pack Corp. (e)	1,990,000	34,558
Vidrala SA	50,000	2,477
		149,888
Metals & Mining - 0.3%
Alconix Corp. (e)	635,500	13,770
Blue Earth Refineries, Inc. (a)	274,309	0
Chubu Steel Plate Co. Ltd.	500,000	2,248
Compania de Minas Buenaventura SA sponsored ADR	2,300,000	28,520
Fortescue Metals Group Ltd.	1,522,536	7,062
Hill & Smith Holdings PLC	2,150,600	19,179
Korea Steel Shapes Co. Ltd.	34,000	1,074
Orosur Mining, Inc. (a)	3,100,000	612
Orvana Minerals Corp. (a)	900,000	525
Pacific Metals Co. Ltd.	4,600,000	16,006
Sherritt International Corp. (d)	1,600,000	4,942
Tohoku Steel Co. Ltd. (e)	755,000	8,358
Tokyo Kohtetsu Co. Ltd. (e)	1,435,000	6,190
Tokyo Tekko Co. Ltd. (e)	4,600,000	16,717
Webco Industries, Inc. (a)	9,122	1,031
		126,234
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Cardinal Co. Ltd.	27,600	$ 136
Schweitzer-Mauduit International, Inc.	200,000	9,226
Stella-Jones, Inc. (a)	600,000	14,039
		23,401
TOTAL MATERIALS		1,237,274
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc.	715,672	41,688
Wireless Telecommunication Services - 0.0%
NII Holdings, Inc. (a)	830,000	2,498
TOTAL TELECOMMUNICATION SERVICES		44,186
UTILITIES - 0.2%
Electric Utilities - 0.1%
Exelon Corp.	1,000,000	29,000
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,800,000	4,874
K&O Energy Group, Inc. (a)	373,200	5,320
Keiyo Gas Co. Ltd.	625,000	3,130
KyungDong City Gas Co. Ltd.	153,670	13,926
Kyungnam Energy Co. Ltd.	157,630	909
		28,159
Independent Power Producers & Energy Traders - 0.0%
Mega First Corp. Bhd (e)	22,662,000	14,770
Multi-Utilities - 0.0%
CMS Energy Corp.	963,200	26,767
TOTAL UTILITIES		98,696
TOTAL COMMON STOCKS (Cost $21,843,571)		39,634,737
Nonconvertible Preferred Stocks - 0.1%

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,435
Nonconvertible Preferred Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	2,000,000	$ 18,882
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,910)		20,317
Corporate Bonds - 0.3%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
USEC, Inc. 3% 10/1/14	$ 37,150	13,908
Nonconvertible Bonds - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.3%
UBS AG London Branch ELN 6/9/14 (f)	98,747	135,230
TOTAL CORPORATE BONDS (Cost $135,342)		149,138
Money Market Funds - 15.2%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	6,546,772,570	6,546,773
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	480,341,247	480,341
TOTAL MONEY MARKET FUNDS (Cost $7,027,114)		7,027,114
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.03%, dated 1/31/14 due 2/3/14 (Collateralized by U.S. Treasury Obligations) # (Cost $2,942)	$ 2,942	$ 2,942
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $29,025,879)		46,834,248
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(501,270)
NET ASSETS - 100%		$ 46,332,978
Security Type Abbreviations
ELN	-	Equity-Linked Note
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $135,230,000 or 0.3% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,942,000 due 2/03/14 at 0.03%
BNP Paribas Securities Corp.	$ 1,535
Barclays Capital, Inc.	817
Merrill Lynch, Pierce, Fenner & Smith, Inc.	590
$ 2,942
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,073
Fidelity Securities Lending Cash Central Fund	5,029
Total	$ 8,102
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aalberts Industries NV	$ 239,370	$ -	$ -	$ -	$ 297,318
Aastra Technologies Ltd.	25,843	-	1,195	6,268	38,393
Abbey PLC	23,711	-	-	145	31,317
Abercrombie & Fitch Co. Class A	299,220	55,586	-	2,662	270,268
Accell Group NV	43,841	602	-	-	44,995
Aditya Birla Chemicals India Ltd.	2,707	-	-	34	3,725
AECOM Technology Corp.	256,108	8,605	-	-	224,833
Aeropostale, Inc.	123,720	-	-	-	57,649
Air T, Inc.	2,571	-	-	-	2,770
AJIS Co. Ltd.	7,441	-	-	-	8,961
Akka Technologies SA	22,673	10,918	-	-	34,749
Albemarle & Bond Holdings PLC	5,818	1,227	-	-	566
Alconix Corp.	12,209	-	-	180	13,770
Almost Family, Inc.	17,921	-	-	-	28,489
Alpha & Omega Semiconductor Ltd.	19,508	-	-	-	18,513
Alps Logistics Co. Ltd.	18,309	-	-	285	18,220
Ambassadors Group, Inc.	6,444	-	-	-	8,799
Amdocs Ltd.	328,084	-	3,455	2,206	365,257
ANSYS, Inc.	399,200	-	-	-	392,650
APRIL	51,140	5,538	-	-	62,502
ARK Restaurants Corp.	4,734	-	-	112	4,900
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arrhythmia Research Technology, Inc.	$ 629	$ -	$ -	$ -	$ 1,206
Arts Optical International Holdings Ltd.	7,534	-	-	110	8,576
ASL Marine Holdings Ltd.	8,850	6,457	-	336	16,446
Assurant, Inc.	284,340	-	-	2,625	343,088
ASTI Corp.	3,128	200	-	-	2,797
Avery Dennison Corp.	284,036	-	292,337	1,914	-
Axell Corp.	17,837	-	-	218	15,729
Axis Capital Holdings Ltd.	345,875	-	-	4,129	357,468
AZZ, Inc.	56,745	-	-	420	62,715
Barratt Developments PLC	416,580	-	-	3,409	522,801
Belc Co. Ltd.	36,624	-	-	399	37,516
Belluna Co. Ltd.	51,620	-	-	601	48,997
Best Buy Co., Inc.	717,045	249,372	8,638	8,055	785,059
Black Box Corp.	48,731	-	-	324	49,361
BMTC Group, Inc. Class A (sub. vtg.)	73,987	-	-	1,089	69,588
C. Uyemura & Co. Ltd.	30,116	-	-	-	30,643
Cal Dive International, Inc.	12,984	-	-	-	10,864
Calian Technologies Ltd.	13,833	-	-	355	15,720
Career Education Corp.	21,638	-	-	-	36,557
Cash Converters International Ltd.	24,925	432	-	432	18,214
Cathay General Bancorp	98,010	-	18,635	236	-
CEC Entertainment, Inc.	83,180	-	25,946	980	80,940
Chase Corp.	25,113	-	-	407	28,616
Chime Communications PLC	20,234	-	977	163	-
Chuoh Pack Industry Co. Ltd.	5,469	-	-	91	5,207
Citi Trends, Inc.	15,499	-	14,260	-	-
CKD Corp.	30,600	-	23,170	290	-
Clip Corp.	3,635	-	-	-	3,307
Codorus Valley Bancorp, Inc.	3,624	1,701	-	66	6,306
Core Molding Technologies, Inc.	3,240	1,397	-	-	6,309
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cosmos Pharmaceutical Corp.	$ 196,696	$ -	$ -	$ 411	$ 231,439
CRA International, Inc.	17,417	2,084	-	-	19,162
Create SD Holdings Co. Ltd.	81,087	-	-	554	74,686
CSE Global Ltd.	30,745	1,229	-	11,394	24,284
Cybernet Systems Co. Ltd.	6,574	-	-	195	7,548
Daewon Pharmaceutical Co. Ltd.	17,353	580	-	61	18,666
Daiichi Kensetsu Corp.	23,493	699	-	-	26,930
DCC PLC (United Kingdom)	336,898	-	-	3,495	377,721
Deepak Fertilisers and Petrochemicals Corp. Ltd.	10,529	-	-	-	13,116
Deepak Nitrite Ltd.	2,686	112	-	-	3,125
Diversicare Healthcare Services, Inc.	1,844	-	-	39	1,837
Divestco, Inc.	576	-	13	-	440
DongKook Pharmaceutical Co. Ltd.	17,758	5,965	-	187	21,330
Doshisha Co. Ltd.	23,239	3,934	-	248	25,767
DVx, Inc.	7,872	-	-	-	7,497
Ebix, Inc.	30,740	-	2,081	-	33,271
EcoGreen Fine Chemical Group Ltd.	8,492	-	-	87	9,994
Educational Development Corp.	1,203	-	-	62	1,385
Elematec Corp.	9,892	4,445	-	216	18,299
Endurance Specialty Holdings Ltd.	136,838	-	-	1,664	136,214
EOH Holdings Ltd.	49,769	-	1,766	687	57,370
Excel Co. Ltd.	10,640	-	-	129	11,103
F&F Co. Ltd.	4,912	-	-	65	5,492
Farstad Shipping ASA	69,780	-	-	-	66,014
Federal Screw Works	237	-	114	-	-
First Juken Co. Ltd.	22,801	-	-	342	22,809
Folli Follie SA	102,612	713	-	-	132,631
Food Empire Holdings Ltd.	27,265	-	-	-	20,976
Foremost Income Fund	17,094	-	-	556	13,707
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fresh Del Monte Produce, Inc.	$ 176,967	$ -	$ -	$ 1,575	$ 166,698
Fuji Kosan Co. Ltd.	315	3,874	-	-	4,387
Fuji Oil Co. Ltd. (formerly AOC Holdings, Inc.)	19,711	-	-	-	19,836
Fujikura Kasei Co., Ltd.	15,404	-	-	216	18,701
Fursys, Inc.	22,429	2,184	-	524	27,021
Fyffes PLC (Ireland)	26,042	869	-	262	35,295
Gabia, Inc.	3,523	3,412	-	14	7,040
GameStop Corp. Class A	343,420	-	49,458	3,300	210,420
Genky Stores, Inc.	5,111	-	-	53	5,382
Genworth MI Canada, Inc.	157,381	-	-	3,094	168,980
Geodesic Ltd.	304	-	-	-	304
Geumhwa PSC Co. Ltd.	2,975	5,872	-	141	9,094
Gildan Activewear, Inc.	345,886	-	7,194	1,291	405,197
Glentel, Inc.	31,307	3,394	-	429	26,095
Goodfellow, Inc.	7,368	-	-	139	7,310
Green Dot Corp. Class A	69,840	-	24,713	-	45,040
Greggs PLC	17,528	50,541	-	430	82,268
Guess?, Inc.	278,470	7,128	682	3,329	238,091
Gujarat Narmada Valley Fertilizers Co.	8,131	4,626	-	392	12,542
Gujarat State Fertilizers & Chemicals Ltd.	21,553	4,503	-	-	21,568
Gulliver International Co. Ltd.	47,192	-	5,366	354	48,560
Halows Co. Ltd.	12,649	1,586	-	-	19,531
Hamakyorex Co. Ltd.	24,704	169	-	149	22,093
Hampshire Group Ltd.	4,140	-	-	-	3,036
Handsome Co. Ltd.	60,161	-	-	576	64,594
Hankook Shell Oil Co. Ltd.	23,328	-	-	965	23,803
Hanwha Timeworld Co. Ltd.	10,924	-	-	188	9,778
Heartland Payment Systems, Inc.	74,621	-	-	280	86,221
Helen of Troy Ltd.	135,511	-	-	-	175,578
Henry Boot PLC	21,879	-	3,423	218	-
Hiday Hidaka Corp.	26,610	-	-	218	30,480
Honshu Chemical Industry Co. Ltd.	5,819	-	-	51	5,466
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hoshiiryou Sanki Co. Ltd.	$ 7,963	$ 1,232	$ -	$ 60	$ 11,133
Houston Wire & Cable Co.	18,754	55	-	279	16,786
HTL International Holdings Ltd.	6,275	-	-	-	6,535
Hurco Companies, Inc.	18,055	-	-	63	16,420
Hutech Norin Co. Ltd.	10,713	-	-	138	10,164
Huvitz Co. Ltd.	16,703	-	-	115	13,487
Hwacheon Machine Tool Co. Ltd.	9,980	-	-	173	10,388
I-Sheng Electric Wire & Cable Co. Ltd.	16,523	2,171	-	-	18,804
IA Group Corp.	5,988	-	-	99	6,065
ICT Automatisering NV	4,418	-	-	-	5,716
IDIS Holdings Co. Ltd.	9,104	1,014	-	28	10,738
Ihara Science Corp.	6,322	575	-	-	8,246
Ildong Pharmaceutical Co. Ltd.	22,641	-	-	296	36,453
Image Sensing Systems, Inc.	2,611	-	-	-	1,865
Indra Sistemas	222,717	-	-	-	290,759
Infomedia Ltd.	8,198	-	-	224	8,880
Intage Holdings, Inc.	25,795	-	-	-	27,662
Intelligent Digital Integrated Security Co. Ltd.	18,391	-	-	111	17,371
INTOPS Co. Ltd.	18,060	-	-	102	15,714
INZI Controls Co. Ltd.	7,299	-	-	120	6,313
Isewan Terminal Service Co. Ltd.	9,483	-	-	146	8,663
Isra Vision AG	20,515	-	-	-	23,623
Jack in the Box, Inc.	188,423	-	101,912	-	126,425
JAKKS Pacific, Inc.	7,813	-	-	-	7,488
Jaya Holdings Ltd.	34,078	-	-	2,688	45,034
Jeil Pharmaceutical Co.	17,904	-	-	70	20,102
JLM Couture, Inc.	449	-	-	-	510
Jorudan Co. Ltd.	2,804	-	-	40	3,120
Jos. A. Bank Clothiers, Inc.	111,854	-	7,728	-	146,172
Jumbo SA	119,200	558	-	-	191,180
Kingboard Chemical Holdings Ltd.	163,878	44,828	-	3,109	207,785
Knoll, Inc.	74,340	-	14,525	1,008	60,590
Know IT AB	13,221	-	-	-	15,421
Kohsoku Corp.	19,836	-	-	208	18,381
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kondotec, Inc.	$ 9,709	$ 336	$ -	$ 100	$ 11,570
Korea Electric Terminal Co. Ltd.	23,173	-	-	110	26,697
KSK Co., Ltd.	3,995	-	-	-	4,161
Kwang Dong Pharmaceutical Co. Ltd.	19,667	3,530	-	147	21,229
Kyeryong Construction Industrial Co. Ltd.	6,517	-	-	70	7,010
Kyoto Kimono Yuzen Co. Ltd.	18,786	-	-	195	18,167
Kyowakogyosyo Co. Ltd.	1,597	1,531	-	-	3,052
LHC Group, Inc.	43,471	-	-	-	43,471
Maruzen Co. Ltd.	16,945	-	-	165	18,710
Mastek Ltd.	3,637	-	-	57	5,625
Medical Action Industries, Inc.	11,947	330	2,395	-	7,791
Meetic	27,555	-	42,287	-	-
Mega First Corp. Bhd	11,797	-	-	209	14,770
Melbourne IT Ltd.	13,978	-	-	3,860	10,099
Melcor Real Estate Investment Trust	-	8,654	-	157	8,054
Melexis NV	78,571	-	-	2,728	116,071
Mesa Laboratories, Inc.	20,720	-	528	92	24,884
Metro, Inc. Class A (sub. vtg.)	783,669	-	-	4,435	627,935
Michang Oil Industrial Co. Ltd.	12,427	-	-	315	11,496
Miroku Corp.	1,566	394	-	26	2,455
Mitani Sekisan Co. Ltd.	23,057	229	775	108	20,433
Mitie Group PLC	98,221	-	264	1,894	124,667
Motonic Corp.	32,450	-	-	650	34,716
Mr. Bricolage SA	12,721	354	-	-	14,500
Muhak Co. Ltd.	44,193	650	-	104	46,205
Multi-Fineline Electronix, Inc.	24,708	8,515	-	-	30,582
Murakami Corp.	11,156	313	-	57	10,295
Muramoto Electronic Thailand PCL (For. Reg.)	6,845	-	226	-	6,702
Nac Co. Ltd.	-	15,832	-	41	15,663
Nadex Co. Ltd.	4,577	602	-	52	7,604
Nafco Co. Ltd.	43,174	-	-	386	34,938
NCI, Inc. Class A	4,025	-	-	-	5,909
ND Software Co. Ltd.	2,357	8,356	-	-	15,245
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
NETGEAR, Inc.	$ 68,861	$ 15,949	$ 8,586	$ -	$ 81,106
Next PLC	1,263,908	-	-	23,356	1,710,668
Nextchip Co. Ltd.	4,400	-	-	67	2,978
NICE Total Cash Management Co., Ltd.	4,720	3	-	82	5,983
Nippo Ltd.	4,679	323	-	-	4,252
Nishimatsuya Chain Co. Ltd.	47,542	-	2,618	443	40,278
North Valley Bancorp	7,566	-	184	-	9,932
Northrim Bancorp, Inc.	12,760	-	-	170	12,010
Nucleus Software Exports Ltd.	1,612	1,339	-	-	6,062
Nutraceutical International Corp.	25,409	-	-	-	28,633
OFG Bancorp	46,259	-	-	316	36,516
OM Group, Inc.	91,195	-	30,039	-	64,680
Orbotech Ltd.	29,234	-	7,070	-	-
Otaki Gas Co. Ltd.	4,748	477	-	33	-
P&F Industries, Inc. Class A	2,976	22	-	-	2,689
Pacer International, Inc.	11,080	-	11,591	-	-
Pacific Premier Bancorp, Inc.	12,379	-	-	-	15,077
Pal Co. Ltd.	44,710	-	-	-	30,583
Panasonic Information Systems Co.	12,397	2,984	-	169	16,923
Papa John's International, Inc.	94,699	-	75,412	625	-
Parker Corp.	5,894	-	-	62	8,578
Pelion SA	16,625	-	-	-	18,250
Pinnacle Technology Holdings Ltd.	21,154	1,241	-	280	16,852
Piolax, Inc.	28,977	-	1,935	223	37,707
Prim SA	12,803	-	-	100	13,400
Qumu Corp. (formerly Rimage Corp.)	8,715	-	9,809	-	-
Relo Holdings Corp.	68,914	-	-	-	73,163
RenaissanceRe Holdings Ltd.	269,607	-	-	1,736	281,201
Rocky Mountain Chocolate Factory, Inc.	6,628	-	-	109	5,774
Ruby Tuesday, Inc.	45,384	-	-	-	34,720
S&T Holdings Co. Ltd.	12,259	708	-	255	11,512
Safeway, Inc.	335,270	-	-	5,200	406,120
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sakai Moving Service Co. Ltd.	$ 20,739	$ 191	$ -	$ 220	$ 26,665
Samsung Climate Control Co. Ltd.	3,136	-	-	22	3,430
Sanei Architecture Planning Co. Ltd.	11,803	-	-	272	12,112
Sarantis SA	15,937	-	-	864	21,068
ScanSource, Inc.	71,220	2,253	-	-	77,708
Seagate Technology	1,227,300	-	-	24,300	1,585,800
SED International Holdings, Inc.	893	-	971	-	-
Select Harvests Ltd.	17,886	-	-	437	27,270
Senshu Electric Co. Ltd.	12,718	-	-	159	14,017
Sewon Precision Industries Co. Ltd.	10,657	-	-	36	12,575
Shibaura Electronics Co. Ltd.	9,255	-	-	-	13,354
Shinsegae Engineering & Construction Co. Ltd.	2,882	-	-	124	2,905
ShoLodge, Inc.	5	-	-	-	3
Sigmatron International, Inc.	1,596	105	-	-	3,683
Sinwa Ltd.	4,072	-	-	359	3,497
SJM Co. Ltd.	13,449	-	-	100	11,787
SJM Holdings Co. Ltd.	6,762	-	-	105	6,099
Societe Pour L'Informatique Industrielle SA	12,384	2,441	-	145	19,610
Soken Chemical & Engineer Co. Ltd.	11,223	-	-	-	8,801
Sonic Corp.	92,220	-	16,759	-	90,729
Span-America Medical System, Inc.	6,045	20	-	81	5,734
Sporton International, Inc.	24,296	-	4,684	851	27,752
Sportscene Group, Inc. Class A	2,629	-	-	92	2,949
Stanley Furniture Co., Inc.	4,449	-	-	-	4,901
Stantec, Inc.	109,836	-	13,685	626	-
Steiner Leisure Ltd.	95,601	-	3,007	-	78,416
Step Co. Ltd.	11,870	-	-	147	10,144
Sterling Construction Co., Inc.	16,007	-	-	-	17,637
Strattec Security Corp.	13,510	-	-	73	18,068
Strongco Corp.	3,993	-	-	-	3,903
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sun Hing Vision Group Holdings Ltd.	$ 8,643	$ -	$ -	$ 509	$ 7,400
Sunjin Co. Ltd.	12,780	-	-	64	19,834
Super Micro Computer, Inc.	37,859	-	3,873	-	63,321
Swift Energy Co.	50,323	8,432	3,849	-	53,717
Sword Group	9,786	130	-	-	14,558
SYNNEX Corp.	173,568	-	-	-	196,806
T&K Toka Co. Ltd.	17,036	-	-	113	17,033
Techno Smart Corp.	3,790	-	-	41	4,882
Teems, Inc.	1,330	-	-	20	1,412
Telechips, Inc.	4,589	-	-	42	3,675
Tempur Sealy International, Inc.	162,565	-	44,057	-	160,193
Tessco Technologies, Inc.	16,821	-	-	189	17,477
The Pack Corp.	33,434	-	-	443	34,558
Theragenics Corp.	6,299	-	6,793	-	-
TKH Group NV unit	82,535	-	16,134	-	85,980
Tocalo Co. Ltd.	9,854	3,069	-	186	15,774
Tohoku Steel Co. Ltd.	8,482	-	-	43	8,358
Token Corp.	52,701	-	-	-	46,277
Tokyo Kisen Co. Ltd.	5,056	-	-	-	5,638
Tokyo Kohtetsu Co. Ltd.	2,483	3,547	-	35	6,190
Tokyo Tekko Co. Ltd.	17,336	-	-	87	16,717
Tomen Devices Corp.	11,635	-	-	-	12,053
Tomen Electronics Corp.	17,087	-	-	282	23,914
Total Energy Services, Inc.	37,070	-	-	203	43,547
Totech Corp.	2,544	3,519	-	39	7,304
Tow Co. Ltd.	6,695	-	-	152	8,527
Trancom Co. Ltd.	30,273	-	-	312	37,760
Trio-Tech International	1,164	-	77	-	954
Triple-S Management Corp.	53,961	-	-	-	44,240
Tuesday Morning Corp.	24,681	-	27,154	-	-
Tungtex Holdings Co. Ltd.	2,553	-	-	34	3,774
UANGEL Corp.	3,938	-	-	89	2,589
UKC Holdings Corp.	25,977	-	-	296	25,320
Uni-Select, Inc.	40,634	-	-	427	50,891
Unit Corp.	183,438	-	991	-	202,379
United Stationers, Inc.	100,642	-	-	681	100,739
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Universal Security Instruments, Inc.	$ 1,288	$ -	$ -	$ -	$ 1,112
Unum Group	512,568	-	-	4,698	521,640
USS Co. Ltd.	201,114	-	25,309	2,445	-
Utah Medical Products, Inc.	24,282	-	552	210	22,610
Vasco Data Security International, Inc.	25,925	1,531	-	-	25,025
Vera Bradley, Inc.	38,784	10,106	8,556	-	-
VSE Corp.	22,979	-	-	48	23,420
VST Holdings Ltd.	21,288	4,658	-	-	38,871
W&T Offshore, Inc.	80,636	841	-	3,041	71,600
Watts Co. Ltd.	14,929	706	-	227	12,002
Weight Watchers International, Inc.	-	103,818	-	-	87,848
Whanin Pharmaceutical Co. Ltd.	20,856	-	-	367	21,054
WIN-Partners Co. Ltd.	11,465	2,478	-	-	14,999
Wireless Telecom Group, Inc.	1,989	-	-	-	4,420
Workman Co. Ltd.	57,720	-	-	-	55,124
XAC Automation Corp.	11,491	-	-	-	17,369
YBM Sisa.com, Inc.	4,019	-	93	177	3,140
Yip's Chemical Holdings Ltd.	27,782	-	-	400	25,117
Young Poong Precision Corp.	8,640	-	-	58	8,257
Youngone Holdings Co. Ltd.	53,738	-	-	365	61,934
Yusen Logistics Co. Ltd.	38,115	-	-	357	50,360
Yutaka Giken Co. Ltd.	35,192	-	-	266	37,903
Total	$ 17,514,096	$ 720,904	$ 977,851	$ 181,341	$ 18,174,455
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,510,873	$ 10,011,926	$ 1,498,947	$ -
Consumer Staples	3,583,256	2,692,553	885,021	5,682
Energy	2,074,940	1,495,830	579,110	-
Financials	4,999,820	4,220,596	778,197	1,027
Health Care	3,876,907	3,560,337	309,199	7,371
Industrials	3,465,250	2,683,155	782,095	-
Information Technology	8,744,970	7,730,749	1,014,221	-
Materials	1,256,156	907,705	348,451	-
Telecommunication Services	44,186	44,186	-	-
Utilities	98,696	55,767	42,929	-
Corporate Bonds	149,138	-	149,138	-
Money Market Funds	7,027,114	7,027,114	-	-
Cash Equivalents	2,942	-	2,942	-
Total Investments in Securities:	$ 46,834,248	$ 40,429,918	$ 6,390,250	$ 14,080

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 4,610,087
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	60.4%
United Kingdom	6.7%
Japan	5.8%
Canada	5.1%
Ireland	5.0%
Netherlands	2.8%
Bermuda	2.6%
Korea (South)	1.8%
Taiwan	1.4%
Italy	1.4%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	5.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2014

Assets
Investment in securities, at value (including securities loaned of $460,080 and repurchase agreements of $2,942) - See accompanying schedule: Unaffiliated issuers (cost $12,298,311)	$ 21,632,679
Fidelity Central Funds (cost $7,027,114)	7,027,114
Other affiliated issuers (cost $9,700,454)	18,174,455
Total Investments (cost $29,025,879)		$ 46,834,248
Cash		49
Foreign currency held at value (cost $985)		983
Receivable for investments sold		87,160
Receivable for fund shares sold		39,549
Dividends receivable		44,301
Interest receivable		372
Distributions receivable from Fidelity Central Funds		1,092
Prepaid expenses		93
Other receivables		1,769
Total assets		47,009,616

Liabilities
Payable for investments purchased	$ 126,537
Payable for fund shares redeemed	36,867
Accrued management fee	24,056
Other affiliated payables	4,543
Other payables and accrued expenses	4,294
Collateral on securities loaned, at value	480,341
Total liabilities		676,638

Net Assets		$ 46,332,978
Net Assets consist of:
Paid in capital		$ 28,022,487
Undistributed net investment income		7,712
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		496,473
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,806,306
Net Assets		$ 46,332,978

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2014

Low-Priced Stock: Net Asset Value, offering price and redemption price per share ($30,005,648 ÷ 627,675 shares)	$ 47.80

Class K: Net Asset Value, offering price and redemption price per share ($16,327,330 ÷ 341,802 shares)	$ 47.77

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2014

Investment Income
Dividends (including $181,341 earned from other affiliated issuers)		$ 351,285
Interest		1,427
Income from Fidelity Central Funds		8,102
Total income		360,814

Expenses
Management fee Basic fee	$ 136,350
Performance adjustment	1,339
Transfer agent fees	25,602
Accounting and security lending fees	1,212
Custodian fees and expenses	1,425
Independent trustees' compensation	96
Appreciation in deferred trustee compensation account	1
Registration fees	663
Audit	139
Legal	98
Miscellaneous	146
Total expenses before reductions	167,071
Expense reductions	(519)	166,552
Net investment income (loss)		194,262
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	946,619
Other affiliated issuers	431,890
Foreign currency transactions	(381)
Total net realized gain (loss)		1,378,128
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,563)	1,492,509
Assets and liabilities in foreign currencies	180
Total change in net unrealized appreciation (depreciation)		1,492,689
Net gain (loss)		2,870,817
Net increase (decrease) in net assets resulting from operations		$ 3,065,079

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 194,262	$ 437,698
Net realized gain (loss)	1,378,128	2,498,753
Change in net unrealized appreciation (depreciation)	1,492,689	7,694,670
Net increase (decrease) in net assets resulting from operations	3,065,079	10,631,121
Distributions to shareholders from net investment income	(372,615)	(432,424)
Distributions to shareholders from net realized gain	(2,653,752)	(1,951,147)
Total distributions	(3,026,367)	(2,383,571)
Share transactions - net increase (decrease)	3,430,301	1,629,061
Redemption fees	1,610	2,348
Total increase (decrease) in net assets	3,470,623	9,878,959

Net Assets
Beginning of period	42,862,355	32,983,396
End of period (including undistributed net investment income of $7,712 and $186,065, respectively)	$ 46,332,978	$ 42,862,355

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Low-Priced Stock

	Six months ended January 31,	Years ended July 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 47.84	$ 38.52	$ 40.67	$ 33.07	$ 28.20	$ 37.19
Income from Investment Operations
Net investment income (loss) D	.20	.48	.37	.23	.07	.17
Net realized and unrealized gain (loss)	3.06	11.61	(.03)	7.53	5.00	(4.88)
Total from investment operations	3.26	12.09	.34	7.76	5.07	(4.71)
Distributions from net investment income	(.39)	(.49)	(.28)	(.15)	(.12)	(.17)
Distributions from net realized gain	(2.91)	(2.28)	(2.21)	(.01)	(.08)	(4.11)
Total distributions	(3.30)	(2.77)	(2.49)	(.16)	(.20)	(4.28)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 47.80	$ 47.84	$ 38.52	$ 40.67	$ 33.07	$ 28.20
Total Return B, C	7.18%	33.12%	1.68%	23.53%	18.06%	(13.90)%
Ratios to Average Net Assets E, G
Expenses before reductions	.77% A	.79%	.88%	.83%	.99%	.99%
Expenses net of fee waivers, if any	.77% A	.79%	.88%	.83%	.99%	.99%
Expenses net of all reductions	.77% A	.79%	.88%	.83%	.99%	.98%
Net investment income (loss)	.82% A	1.14%	1.00%	.61%	.21%	.67%
Supplemental Data
Net assets, end of period (in millions)	$ 30,006	$ 28,171	$ 22,999	$ 26,762	$ 24,538	$ 21,792
Portfolio turnover rate F	13% A	11%	19%	15%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31,	Years ended July 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 47.83	$ 38.52	$ 40.67	$ 33.11	$ 28.22	$ 37.20
Income from Investment Operations
Net investment income (loss) D	.22	.53	.42	.28	.11	.20
Net realized and unrealized gain (loss)	3.07	11.60	(.03)	7.51	5.01	(4.86)
Total from investment operations	3.29	12.13	.39	7.79	5.12	(4.66)
Distributions from net investment income	(.44)	(.54)	(.33)	(.23)	(.15)	(.21)
Distributions from net realized gain	(2.91)	(2.28)	(2.21)	(.01)	(.08)	(4.11)
Total distributions	(3.35)	(2.82)	(2.54)	(.23) I	(.23)	(4.32)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 47.77	$ 47.83	$ 38.52	$ 40.67	$ 33.11	$ 28.22
Total Return B, C	7.25%	33.27%	1.83%	23.66%	18.23%	(13.74)%
Ratios to Average Net Assets E, G
Expenses before reductions	.67% A	.68%	.76%	.71%	.85%	.81%
Expenses net of fee waivers, if any	.67% A	.68%	.76%	.71%	.85%	.81%
Expenses net of all reductions	.67% A	.68%	.76%	.70%	.85%	.81%
Net investment income (loss)	.92% A	1.26%	1.12%	.74%	.35%	.84%
Supplemental Data
Net assets, end of period (in millions)	$ 16,327	$ 14,691	$ 9,985	$ 8,031	$ 4,357	$ 2,279
Portfolio turnover rate F	13% A	11%	19%	15%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,492,224
Gross unrealized depreciation	(1,698,652)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,793,572

Tax cost	$ 29,040,676

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements.

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3. Significant Accounting Policies - continued

Repurchase Agreements - continued

The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,546,198 and $3,200,432, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to its benchmark index, the Russell 2000® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Low-Priced Stock	$ 21,914.15
Class K	3,688.05
	$ 25,602

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $104 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $38 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $21,209. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,029, including $317 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $240 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $278.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Low-Priced Stock	$ 232,537	$ 284,865
Class K	140,078	147,559
Total	$ 372,615	$ 432,424

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders - continued

	Six months ended January 31, 2014	Year ended July 31, 2013
From net realized gain
Low-Priced Stock	$ 1,731,108	$ 1,338,102
Class K	922,644	613,045
Total	$ 2,653,752	$ 1,951,147

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Low-Priced Stock
Shares sold	51,071	82,702	$ 2,468,429	$ 3,528,018
Reinvestment of distributions	39,938	39,316	1,842,708	1,538,529
Shares redeemed	(52,156)	(130,273)	(2,512,874)	(5,369,278)
Net increase (decrease)	38,853	(8,255)	$ 1,798,263	$ (302,731)
Class K
Shares sold	40,479	90,911	$ 1,958,366	$ 3,784,904
Reinvestment of distributions	23,051	19,455	1,062,722	760,604
Shares redeemed	(28,861)	(62,464)	(1,389,050)	(2,613,716)
Net increase (decrease)	34,669	47,902	$ 1,632,038	$ 1,931,792

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at January 31, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 18, 2014

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LPS-K-USAN-0314
1.863397.105

Fidelity®

Low-Priced Stock Fund

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Low-Priced Stock	.77%
Actual		$ 1,000.00	$ 1,071.80	$ 4.02
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.92
Class K	.67%
Actual		$ 1,000.00	$ 1,072.50	$ 3.50
Hypothetical A		$ 1,000.00	$ 1,021.83	$ 3.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Next PLC	3.7	2.9
UnitedHealth Group, Inc.	3.6	3.9
Seagate Technology	3.4	2.9
Microsoft Corp.	2.6	2.4
Best Buy Co., Inc.	1.7	1.7
Ross Stores, Inc.	1.5	1.6
Metro, Inc. Class A (sub. vtg.)	1.4	1.8
Barratt Developments PLC	1.1	1.0
Unum Group	1.1	1.2
Oracle Corp.	1.1	1.1
	21.2
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.8	26.1
Information Technology	18.9	17.3
Financials	11.1	10.9
Health Care	8.3	9.2
Consumer Staples	7.7	8.4
Asset Allocation (% of fund's net assets)
As of January 31, 2014 *		As of July 31, 2013 **
	Stocks 85.6%		Stocks 87.4%
	Bonds 0.3%		Bonds 0.3%
	Convertible Securities 0.0%†		Convertible Securities 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 14.1%		Short-Term Investments and Net Other Assets (Liabilities) 12.3%
* Foreign investments	39.6%	** Foreign investments	37.7%
† Amount represents less than 0.1%

Semiannual Report

Investments January 31, 2014

Showing Percentage of Net Assets

Common Stocks - 85.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.8%
Auto Components - 1.5%
Allison Transmission Holdings, Inc.	636,800	$ 18,295
ASTI Corp. (e)	1,350,000	2,797
ATLASBX Co. Ltd.	270,000	10,127
Federal Screw Works (a)	50,000	130
Hi-Lex Corp.	1,200,000	28,550
INZI Controls Co. Ltd. (e)	1,516,000	6,313
Johnson Controls, Inc.	7,500,000	345,900
Martinrea International, Inc.	75,000	627
Motonic Corp. (e)	3,299,900	34,716
Murakami Corp. (e)	760,000	10,295
Nippon Seiki Co. Ltd.	2,800,000	52,516
Piolax, Inc. (e)	1,000,000	37,707
Samsung Climate Control Co. Ltd. (e)	460,050	3,430
Sewon Precision Industries Co. Ltd. (e)	500,000	12,575
Shoei Co. Ltd.	625,000	8,650
SJM Co. Ltd. (e)	1,270,000	11,787
SJM Holdings Co. Ltd. (e)	1,332,974	6,099
Standard Motor Products, Inc.	500,000	16,355
Strattec Security Corp. (e)	330,000	18,068
Sungwoo Hitech Co. Ltd.	1,100,000	15,574
TBK Co. Ltd.	627,000	3,592
Yachiyo Industry Co. Ltd.	1,000,000	7,796
Yutaka Giken Co. Ltd. (e)	1,482,000	37,903
		689,802
Distributors - 0.2%
Chori Co. Ltd.	46,600	524
Doshisha Co. Ltd. (e)	1,925,000	25,767
Educational Development Corp. (e)	386,892	1,385
Nakayamafuku Co. Ltd.	811,100	6,446
SPK Corp.	222,800	4,122
Uni-Select, Inc. (e)	2,025,000	50,891
		89,135
Diversified Consumer Services - 0.6%
Capella Education Co.	28,489	1,777
Career Education Corp. (a)(e)	6,720,000	36,557
Clip Corp. (e)	328,600	3,307
Corinthian Colleges, Inc. (a)(d)	3,600,000	5,292
DeVry, Inc.	700,000	25,298
Houghton Mifflin Harcourt Co.	400,000	7,696
ITT Educational Services, Inc. (a)	100,000	2,940
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Meiko Network Japan Co. Ltd.	1,000,000	$ 10,963
Regis Corp.	1,826,005	22,515
Shingakukai Co. Ltd.	200,000	789
Shuei Yobiko Co. Ltd.	125,000	407
Steiner Leisure Ltd. (a)(e)	1,600,000	78,416
Step Co. Ltd. (e)	1,300,000	10,144
Weight Watchers International, Inc. (e)	3,250,000	87,848
YBM Sisa.com, Inc. (e)	900,000	3,140
		297,089
Hotels, Restaurants & Leisure - 1.3%
Ambassadors Group, Inc. (e)	1,770,356	8,799
ARK Restaurants Corp. (e)	224,895	4,900
Brinker International, Inc.	429,119	20,752
BRONCO BILLY Co. Ltd. (d)	65,000	1,173
CEC Entertainment, Inc. (e)	1,500,000	80,940
Darden Restaurants, Inc.	1,000,000	49,440
Flanigan's Enterprises, Inc. (a)	60,357	860
Hiday Hidaka Corp. (e)	1,265,980	30,480
Ibersol SGPS SA	575,000	5,351
Intralot SA	1,250,000	3,287
Jack in the Box, Inc. (a)(e)	2,500,000	126,425
Kura Corp. Ltd.	775,000	12,890
Monogatari Corp. (The)	100,000	3,037
Ohsho Food Service Corp.	625,000	20,497
Papa John's International, Inc.	1,000,000	48,130
Ruby Tuesday, Inc. (a)(e)	6,200,000	34,720
Shinsegae Food Co. Ltd.	17,000	1,339
Sonic Corp. (a)(e)	5,100,000	90,729
Sportscene Group, Inc. Class A (e)	400,000	2,949
St. Marc Holdings Co. Ltd.	475,000	22,620
Toridoll.Corporation	1,850,000	15,921
		585,239
Household Durables - 3.1%
Abbey PLC (e)	2,150,000	31,317
Barratt Developments PLC (e)	84,000,199	522,801
Bellway PLC	5,000,000	127,731
Blyth, Inc. (d)	450,000	4,221
D.R. Horton, Inc. (d)	6,200,000	145,576
Dorel Industries, Inc. Class B (sub. vtg.) (d)	3,250,000	118,123
Emak SpA	4,000,000	4,408
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
First Juken Co. Ltd. (e)	1,690,000	$ 22,809
Helen of Troy Ltd. (a)(e)	3,190,000	175,578
Henry Boot PLC	6,477,811	23,055
HTL International Holdings Ltd. (e)	29,000,500	6,535
Maruzen Co. Ltd. (e)	1,918,000	18,710
NACCO Industries, Inc. Class A	310,000	18,302
P&F Industries, Inc. Class A (a)(e)	369,300	2,689
Sanei Architecture Planning Co. Ltd. (e)	1,461,000	12,112
Stanley Furniture Co., Inc. (a)(e)	1,289,638	4,901
Steinhoff International Holdings Ltd.	3,102,497	12,788
Tempur Sealy International, Inc. (a)(e)	3,250,000	160,193
Token Corp. (e)	1,000,000	46,277
		1,458,126
Internet & Catalog Retail - 0.1%
Belluna Co. Ltd. (e)	10,200,000	48,997
NutriSystem, Inc.	100,000	1,422
PetMed Express, Inc. (d)	100,000	1,323
Wotif.com Holdings Ltd. (d)	1,000,000	2,131
		53,873
Leisure Equipment & Products - 0.2%
Accell Group NV (e)	2,417,500	44,995
Fenix Outdoor AB	35,000	1,453
Giant Manufacturing Co. Ltd.	1,000,555	6,310
JAKKS Pacific, Inc. (d)(e)	1,300,000	7,488
Kabe Husvagnar AB (B Shares)	287,010	5,520
Mars Engineering Corp.	400,000	7,632
Miroku Corp. (e)	850,000	2,455
Smith & Wesson Holding Corp. (a)(d)	1,200,000	15,708
Trigano SA (a)	160,000	4,070
		95,631
Media - 0.6%
Chime Communications PLC	4,500,000	25,688
Cinderella Media Group Ltd.	14,224,000	5,753
DreamWorks Animation SKG, Inc. Class A (a)	1,600,000	53,984
Gannett Co., Inc.	750,000	20,648
GFK AG	175,000	9,618
Harte-Hanks, Inc.	1,150,000	7,878
Hyundai Hy Communications & Networks Co. Ltd.	1,400,000	7,289
Intage Holdings, Inc. (e)	2,060,000	27,662
Live Nation Entertainment, Inc. (a)	1,400,000	29,778
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Pico Far East Holdings Ltd.	22,000,000	$ 6,319
Proto Corp.	500,000	6,993
RKB Mainichi Broadcasting Corp.	240,000	2,852
Saga Communications, Inc. Class A	475,000	23,437
Starz - Liberty Capital Series A (a)	350,000	9,793
STW Group Ltd.	3,200,000	4,059
Tow Co. Ltd. (d)(e)	1,223,000	8,527
TVA Group, Inc. Class B (non-vtg.) (a)	2,000,400	17,629
		267,907
Multiline Retail - 3.9%
Big Lots, Inc. (a)	2,000,000	53,580
Don Quijote Holdings Co. Ltd.	600,000	36,776
Hanwha Timeworld Co. Ltd. (e)	340,990	9,778
Lifestyle International Holdings Ltd.	3,193,000	5,725
Next PLC (e)	16,650,000	1,710,668
Watts Co. Ltd. (e)	1,395,000	12,002
Zakkaya Bulldog Co. Ltd. (a)	400,000	788
		1,829,317
Specialty Retail - 10.8%
Aarons, Inc. Class A	500,000	13,445
ABC-MART, Inc.	135,000	5,837
Abercrombie & Fitch Co. Class A (e)	7,639,000	270,268
Adastria Holdings Co. Ltd.	635,150	16,676
Aeropostale, Inc. (a)(d)(e)	8,177,100	57,649
Ascena Retail Group, Inc. (a)	250,000	4,690
AT-Group Co. Ltd.	1,199,000	21,375
AutoZone, Inc. (a)	900,000	445,554
Bed Bath & Beyond, Inc. (a)	6,600,000	421,410
Best Buy Co., Inc. (e)	33,350,000	785,059
BMTC Group, Inc. Class A (sub. vtg.) (e)	5,600,000	69,588
Bonia Corp. Bhd	350,000	358
Buffalo Co. Ltd.	13,000	107
Cash Converters International Ltd. (e)	23,875,669	18,214
Chico's FAS, Inc.	1,700,000	28,220
Citi Trends, Inc. (a)	250,000	4,000
CST Brands, Inc.	2,150,000	68,650
Delek Automotive Systems Ltd.	251,935	2,612
Express, Inc. (a)	1,500,000	25,980
Folli Follie SA (a)(e)	4,400,000	132,631
Fourlis Holdings SA (a)	500,000	2,724
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Francesca's Holdings Corp. (a)	1,200,000	$ 22,800
GameStop Corp. Class A (e)	6,000,000	210,420
Glentel, Inc. (e)	2,227,056	26,095
Goldlion Holdings Ltd.	11,535,000	5,408
Guess?, Inc. (e)	8,488,100	238,091
Gulliver International Co. Ltd. (e)	6,800,000	48,560
Halfords Group PLC	1,350,000	10,175
Hour Glass Ltd.	36,000	46
IA Group Corp. (e)	875,000	6,065
John David Group PLC	700,000	18,573
Jos. A. Bank Clothiers, Inc. (a)(e)	2,600,000	146,172
Jumbo SA (a)(e)	11,250,100	191,180
K's Denki Corp.	2,950,000	78,508
Ku Holdings Co. Ltd.	375,000	5,150
Kyoto Kimono Yuzen Co. Ltd. (e)	1,719,000	18,167
Le Chateau, Inc. Class A (sub. vtg.) (a)	2,022,600	5,266
Leon's Furniture Ltd.	350,000	4,689
Lewis Group Ltd.	700,000	3,756
Macintosh Retail Group NV	200,000	2,267
MarineMax, Inc. (a)	150,000	2,213
Mr. Bricolage SA (e)	1,038,775	14,500
Nafco Co. Ltd. (e)	2,275,100	34,938
Nishimatsuya Chain Co. Ltd. (e)	5,100,000	40,278
Office Depot, Inc. (a)	2,300,000	11,247
Pal Co. Ltd. (e)	1,600,000	30,583
Pier 1 Imports, Inc.	1,600,000	30,576
RIGHT ON Co. Ltd.	400,000	2,783
Ross Stores, Inc.	10,000,000	679,100
Second Chance Properties Ltd.	3,000,000	1,020
Second Chance Properties Ltd. warrants 7/24/17 (a)	9,000,000	383
Select Comfort Corp. (a)	1,500,000	24,555
Sonic Automotive, Inc. Class A (sub. vtg.)	950,000	21,309
Staples, Inc.	26,150,000	344,134
The Buckle, Inc. (d)	850,000	37,672
The Men's Wearhouse, Inc.	200,000	9,608
The Stanley Gibbons Group PLC	1,216,500	7,469
USS Co. Ltd.	15,000,000	204,925
Williams-Sonoma, Inc.	200,000	10,904
Workman Co. Ltd. (e)	1,471,700	55,124
		4,999,756
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 2.5%
Adolfo Dominguez SA (a)(d)	350,000	$ 2,969
Bijou Brigitte Modische Accessoires AG	45,000	4,487
Crocs, Inc. (a)	1,000,000	15,350
Daphne Interl Holdings Ltd.	100,000	51
Deckers Outdoor Corp. (a)(d)	600,000	46,770
F&F Co. Ltd. (e)	825,000	5,492
Fossil Group, Inc. (a)	2,350,000	262,801
Geox SpA (d)	3,850,000	15,567
Gildan Activewear, Inc. (e)	7,600,000	405,197
Hampshire Group Ltd. (a)(e)	920,000	3,036
Handsome Co. Ltd. (e)	2,436,150	64,594
JLM Couture, Inc. (a)(e)	197,100	510
Ports Design Ltd.	10,000,000	7,187
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	700,000	20,223
Steven Madden Ltd. (a)	585,000	19,065
Sun Hing Vision Group Holdings Ltd. (e)	23,939,000	7,400
Texwinca Holdings Ltd.	60,000,000	57,575
Tungtex Holdings Co. Ltd. (e)	26,400,000	3,774
Van de Velde	75,000	3,756
Vera Bradley, Inc. (a)(d)	1,768,000	42,467
Victory City International Holdings Ltd.	64,642,428	9,825
Youngone Corp.	650,000	23,143
Youngone Holdings Co. Ltd. (e)	929,000	61,934
Yue Yuen Industrial (Holdings) Ltd.	20,000,000	61,825
		1,144,998
TOTAL CONSUMER DISCRETIONARY		11,510,873
CONSUMER STAPLES - 7.7%
Beverages - 1.0%
Baron de Ley SA (a)	175,000	15,695
C&C Group PLC	1,211,938	6,865
Constellation Brands, Inc. Class A (sub. vtg.) (a)	3,000,000	230,010
Monster Beverage Corp. (a)	2,700,000	183,330
Muhak Co. Ltd. (e)	2,699,502	46,205
National Beverage Corp.	100,000	2,073
Spritzer Bhd	136,500	64
		484,242
Food & Staples Retailing - 4.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	25,000	1,846
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Aoki Super Co. Ltd.	100,000	$ 843
Belc Co. Ltd. (e)	2,086,000	37,516
Cosmos Pharmaceutical Corp. (e)	1,850,000	231,439
Create SD Holdings Co. Ltd. (e)	2,227,000	74,686
Daikokutenbussan Co. Ltd.	700,000	19,344
Dong Suh Companies, Inc.	4,825,012	72,354
Fyffes PLC (Ireland) (e)	29,738,000	35,295
Genky Stores, Inc. (d)(e)	240,000	5,382
Greggs PLC (e)	9,900,000	82,268
Halows Co. Ltd. (e)	1,625,700	19,531
Kusuri No Aoki Co. Ltd. (d)	275,000	14,512
Majestic Wine PLC	325,000	2,639
MARR SpA	475,000	7,508
Marukyu Co. Ltd.	321,600	3,752
Maxvalu Nishinihon Co. Ltd.	25,000	358
Metro, Inc. Class A (sub. vtg.) (d)(e)	10,925,833	627,935
Qol Co. Ltd.	1,487,000	8,548
Safeway, Inc. (e)	13,000,000	406,120
San-A Co. Ltd.	750,000	21,217
Shoppers Drug Mart Corp.	4,900,000	258,254
Sligro Food Group NV	1,800,000	71,349
Sundrug Co. Ltd.	2,460,000	103,127
Tesco PLC	11,000,000	57,805
Total Produce PLC	10,000,000	12,003
Walgreen Co.	330,000	18,926
Welcia Holdings Co. Ltd.	340,987	19,676
Yaoko Co. Ltd.	936,400	38,697
		2,252,930
Food Products - 1.5%
Aryzta AG	1,850,000	145,588
Cranswick PLC	705,212	15,314
Darling International, Inc. (a)	1,250,000	24,450
Dean Foods Co. (a)	4,025,000	63,595
Dutch Lady Milk Industries Bhd	100,000	1,389
Food Empire Holdings Ltd. (e)	52,500,000	20,976
Fresh Del Monte Produce, Inc. (e)	6,300,000	166,698
Hillshire Brands Co.	200,000	7,124
Hilton Food Group PLC	812,773	6,146
Lifeway Foods, Inc.	42,766	600
Nam Yang Dairy Products	11,000	8,850
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Pacific Andes International Holdings Ltd.	82,489,308	$ 3,347
Pacific Andes Resources Development Ltd.	129,316,774	13,968
Patties Food Ltd.	2,700,000	3,268
President Rice Products PCL	1,250,000	1,459
Rocky Mountain Chocolate Factory, Inc. (e)	496,882	5,774
Samyang Genex Co. Ltd.	93,060	7,742
Samyang Holdings Corp.	44,250	2,802
Seaboard Corp. (a)	47,600	121,380
Select Harvests Ltd. (e)	5,407,414	27,270
Sunjin Co. Ltd. (e)	813,630	19,834
Synear Food Holdings Ltd. (a)	39,000,000	5,682
United Food Holdings Ltd. (a)	22,400,000	876
		674,132
Household Products - 0.0%
McBride PLC	300,000	503
Personal Products - 0.3%
Atrium Innovations, Inc. (a)	1,480,000	31,866
Avon Products, Inc.	700,000	10,423
Blackmores Ltd.	5,000	96
Coty, Inc. Class A	3,500,000	47,215
Nutraceutical International Corp. (a)(e)	1,143,504	28,633
Oriflame Cosmetics SA SDR (d)	10,000	276
Sarantis SA (e)	2,349,000	21,068
USANA Health Sciences, Inc. (a)	400,000	23,948
		163,525
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	2,452	628
Swedish Match Co. AB	200,000	5,861
		6,489
TOTAL CONSUMER STAPLES		3,581,821
ENERGY - 4.5%
Energy Equipment & Services - 1.8%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	23,757
Boustead Singapore Ltd.	3,991,000	5,168
Cal Dive International, Inc. (a)(d)(e)	6,624,500	10,864
Cathedral Energy Services Ltd.	1,601,600	6,572
Divestco, Inc. (a)(e)	3,500,000	440
Farstad Shipping ASA (e)	3,200,000	66,014
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Forum Energy Technologies, Inc. (a)	400,000	$ 10,048
Fugro NV (Certificaten Van Aandelen)	1,600,027	83,761
Key Energy Services, Inc. (a)	1,000,000	7,290
Oil States International, Inc. (a)	2,000,000	187,900
Patterson-UTI Energy, Inc.	710,400	18,250
Petrofac Ltd.	10,000	190
Precision Drilling Corp. (d)	5,400,000	48,339
ProSafe ASA	8,900,000	59,164
Rowan Companies PLC (a)	680,700	21,354
Shinko Plantech Co. Ltd.	1,600,000	11,914
Solstad Offshore ASA	1,150,000	21,159
Total Energy Services, Inc. (e)	2,500,000	43,547
Unit Corp. (a)(e)	4,050,000	202,379
		828,110
Oil, Gas & Consumable Fuels - 2.7%
Adams Resources & Energy, Inc.	158,951	10,573
Alvopetro Energy Ltd. (a)	500,000	494
Beach Energy Ltd.	15,411,927	19,201
Eni SpA	20,100,000	456,444
Fuji Kosan Co. Ltd. (e)	665,800	4,387
Fuji Oil Co. Ltd. (e)	6,050,000	19,836
Great Eastern Shipping Co. Ltd.	4,800,000	22,485
Hankook Shell Oil Co. Ltd. (e)	68,000	23,803
HollyFrontier Corp.	318,000	14,723
Marathon Oil Corp.	4,807,700	157,644
Michang Oil Industrial Co. Ltd. (e)	173,900	11,496
Newfield Exploration Co. (a)	1,806,900	44,757
Peabody Energy Corp.	3,000,000	51,150
Stone Energy Corp. (a)	1,083,500	33,534
Swift Energy Co. (a)(d)(e)	4,339,000	53,717
Tesoro Corp.	2,000,000	103,040
The Williams Companies, Inc.	328,400	13,297
Tsakos Energy Navigation Ltd.	400,000	2,720
Uehara Sei Shoji Co. Ltd.	975,000	4,376
Ultra Petroleum Corp. (a)(d)	400,000	9,580
W&T Offshore, Inc. (e)	5,000,000	71,600
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
World Fuel Services Corp.	2,280,022	$ 97,403
WPX Energy, Inc. (a)	1,079,800	20,570
		1,246,830
TOTAL ENERGY		2,074,940
FINANCIALS - 10.8%
Capital Markets - 0.2%
AllianceBernstein Holding LP	665,000	14,856
Federated Investors, Inc. Class B (non-vtg.) (d)	585,000	15,731
GFI Group, Inc.	6,000,000	22,800
State Street Corp.	380,000	25,441
Tullett Prebon PLC	1,500,000	8,187
		87,015
Commercial Banks - 1.4%
ACNB Corp. (d)	75,000	1,496
Bank of Ireland (a)	416,000,000	164,368
BBCN Bancorp, Inc.	2,500,000	37,625
Camden National Corp.	41,968	1,484
Cathay General Bancorp	3,400,000	79,900
Codorus Valley Bancorp, Inc. (e)	300,000	6,306
Customers Bancorp, Inc. (a)	250,000	5,070
Dimeco, Inc.	29,140	1,282
Eagle Bancorp, Inc., Maryland	550,000	18,288
East West Bancorp, Inc.	3,100,000	103,726
Farmers & Merchants Bancorp, Inc.	33,736	811
First Bancorp, Puerto Rico (a)	9,428,572	46,106
First West Virginia Bancorp, Inc.	20,000	335
LCNB Corp.	356,635	6,280
North Valley Bancorp (a)(e)	425,000	9,932
Northrim Bancorp, Inc. (e)	500,000	12,010
Norwood Financial Corp.	120,278	3,607
OFG Bancorp (d)(e)	2,504,542	36,516
Pacific Premier Bancorp, Inc. (a)(e)	950,000	15,077
Popular, Inc. (a)	1,800,000	47,520
SpareBank 1 SR-Bank ASA (primary capital certificate) (a)	1,250,000	12,097
Sparebanken More (primary capital certificate) (d)	200,034	6,692
Sparebanken Nord-Norge (d)	1,800,000	10,581
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Sterling Bancorp	1,200,000	$ 15,120
Sterling Financial Corp.	600,000	18,900
		661,129
Consumer Finance - 0.2%
Aeon Credit Service (Asia) Co. Ltd.	14,500,000	12,700
Albemarle & Bond Holdings PLC (e)	3,336,670	566
EZCORP, Inc. (non-vtg.) Class A (a)	473,003	5,194
Green Dot Corp. Class A (a)(d)(e)	2,000,000	45,040
H&T Group PLC	650,000	1,731
Nicholas Financial, Inc.	236,175	3,727
Santander Consumer U.S.A. Holdings, Inc.	1,300,000	33,319
		102,277
Diversified Financial Services - 0.3%
Credit Analysis & Research Ltd.	50,000	558
ING U.S., Inc.	3,200,000	108,064
Newship Ltd. (a)	2,500	1,027
NICE Holdings Co. Ltd.	1,175,000	14,989
NICE Information Service Co. Ltd.	2,800,000	7,734
Ricoh Leasing Co. Ltd.	550,000	14,666
The NASDAQ Stock Market, Inc.	400,000	15,260
		162,298
Insurance - 7.8%
Admiral Group PLC	550,000	13,065
AEGON NV	57,500,000	501,203
AFLAC, Inc.	360,000	22,601
Amlin PLC	2,050,000	14,093
APRIL (e)	2,775,000	62,502
Assurant, Inc. (e)	5,250,000	343,088
Axis Capital Holdings Ltd. (e)	7,940,200	357,468
CNO Financial Group, Inc.	1,200,000	20,328
Endurance Specialty Holdings Ltd. (e)	2,600,000	136,214
FBD Holdings PLC	175,000	4,201
Genworth Financial, Inc. Class A (a)	20,000,000	295,000
Hartford Financial Services Group, Inc.	8,000,000	266,000
HCC Insurance Holdings, Inc.	550,000	23,601
Lincoln National Corp.	8,350,000	401,051
Meadowbrook Insurance Group, Inc.	1,700,000	10,302
MetLife, Inc.	900,000	44,145
National Interstate Corp.	951,107	21,466
National Western Life Insurance Co. Class A	148,870	32,476
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Primerica, Inc.	600,000	$ 25,278
Progressive Corp.	600,000	13,944
Protective Life Corp.	1,500,000	73,515
RenaissanceRe Holdings Ltd. (e)	3,100,000	281,201
Torchmark Corp.	567,000	42,610
Unum Group (e)	16,200,000	521,640
Validus Holdings Ltd.	1,900,000	68,248
		3,595,240
Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	6,000,000	64,620
Aviv REIT, Inc.	200,000	4,878
Cedar Shopping Centers, Inc.	2,000,000	12,620
Corrections Corp. of America	500,000	16,785
Melcor Real Estate Investment Trust (e)	870,000	8,054
Nieuwe Steen Investments NV	90,000	534
Northwest Healthcare Properties REIT	1,300,000	12,081
Tanger Factory Outlet Centers, Inc.	150,000	5,007
		124,579
Real Estate Management & Development - 0.2%
Devine Ltd. (a)	2,125,000	1,516
Relo Holdings Corp. (e)	1,405,700	73,163
Tejon Ranch Co. (a)	150,000	5,118
Tejon Ranch Co. warrants 8/31/16 (a)	22,157	90
		79,887
Thrifts & Mortgage Finance - 0.4%
BofI Holding, Inc. (a)	200,000	16,550
Genworth MI Canada, Inc. (e)	5,650,000	168,980
New Hampshire Thrift Bancshare	125,000	1,865
		187,395
TOTAL FINANCIALS		4,999,820
HEALTH CARE - 8.3%
Biotechnology - 0.8%
Amgen, Inc.	3,000,000	356,850
Apex Biotechnology Corp.	1,300,000	2,874
		359,724
Health Care Equipment & Supplies - 1.2%
Arts Optical International Holdings Ltd. (e)	33,970,640	8,576
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Atrion Corp.	10,000	$ 2,672
Audika SA (a)	301,500	4,168
Boston Scientific Corp. (a)	1,200,000	16,236
CareFusion Corp. (a)	400,000	16,308
DiaSorin S.p.A.	5,000	225
Exactech, Inc. (a)	50,000	1,114
Hoshiiryou Sanki Co. Ltd. (e)	355,700	11,133
Huvitz Co. Ltd. (e)	970,000	13,487
Invacare Corp.	900,000	18,162
Medical Action Industries, Inc. (a)(e)	1,050,000	7,791
Microlife Corp.	2,450,000	6,526
Nakanishi, Inc.	250,000	37,451
Prim SA (e)	1,734,000	13,400
ResMed, Inc. (d)	350,000	15,264
Smith & Nephew PLC	100,000	1,438
Span-America Medical System, Inc. (e)	289,000	5,734
St. Jude Medical, Inc.	2,500,000	151,825
Supermax Corp. Bhd	7,000,000	6,083
Techno Medica Co. Ltd.	25,000	517
Top Glove Corp. Bhd	1,000,000	1,642
Utah Medical Products, Inc. (e)	425,000	22,610
Zimmer Holdings, Inc.	2,000,000	187,940
		550,302
Health Care Providers & Services - 5.6%
A/S One Corp.	250,000	5,687
Aetna, Inc.	5,150,000	351,900
Almost Family, Inc. (a)(e)	936,814	28,489
Amedisys, Inc. (a)	1,462,500	22,069
Bio-Reference Laboratories, Inc. (a)(d)	325,000	8,739
Diversicare Healthcare Services, Inc. (e)	351,269	1,837
DVx, Inc. (e)	421,200	7,497
Grupo Casa Saba SA de CV sponsored ADR (a)	1,263,900	7,371
Hanger, Inc. (a)	100,000	3,381
Hi-Clearance, Inc.	300,000	881
LHC Group, Inc. (a)(e)	1,895,000	43,471
Medica Sur SA de CV	400,500	1,288
MEDNAX, Inc. (a)	200,000	11,128
National Healthcare Corp.	6,700	348
Patterson Companies, Inc.	400,000	15,984
Pelion SA (e)	650,000	18,250
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
PharMerica Corp. (a)	700,000	$ 17,038
The Ensign Group, Inc.	555,000	23,266
Triple-S Management Corp. (a)(e)	2,479,834	44,240
Tsukui Corp.	1,200,000	11,155
U.S. Physical Therapy, Inc.	500,000	15,755
United Drug PLC (United Kingdom)	10,533,719	61,612
UnitedHealth Group, Inc.	22,700,000	1,640,756
Universal American Spin Corp.	1,149,990	8,107
Wellcare Health Plans, Inc. (a)	825,000	53,716
WellPoint, Inc.	2,250,000	193,500
WIN-Partners Co. Ltd. (e)	1,525,100	14,999
		2,612,464
Health Care Technology - 0.0%
Arrhythmia Research Technology, Inc. (a)(e)	271,041	1,206
ND Software Co. Ltd. (e)	725,000	15,245
Quality Systems, Inc.	500,000	9,205
		25,656
Life Sciences Tools & Services - 0.0%
CMIC Co. Ltd.	25,000	324
Pharmaceuticals - 0.7%
AbbVie, Inc.	250,000	12,308
Bliss Gvs Pharma Ltd.	2,972,500	2,229
Daewon Pharmaceutical Co. Ltd. (e)	1,635,165	18,666
Daewoong Co. Ltd.	185,040	6,832
DongKook Pharmaceutical Co. Ltd. (e)	671,226	21,330
Endo Health Solutions, Inc. (a)(d)	400,000	26,352
FDC Ltd.	2,750,000	5,355
Fuji Pharma Co. Ltd.	109,300	1,968
Ildong Pharmaceutical Co. Ltd. (e)	2,506,600	36,453
Jeil Pharmaceutical Co. (e)	1,484,800	20,102
Kaken Pharmaceutical Co. Ltd.	125,000	2,002
Kwang Dong Pharmaceutical Co. Ltd. (e)	3,100,000	21,229
Mylan, Inc. (a)	450,000	20,435
Recordati SpA	6,200,000	97,082
Torrent Pharmaceuticals Ltd.	100,000	861
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Tsumura & Co.	575,000	$ 14,179
Whanin Pharmaceutical Co. Ltd. (e)	1,860,000	21,054
		328,437
TOTAL HEALTH CARE		3,876,907
INDUSTRIALS - 7.5%
Aerospace & Defense - 0.1%
Engility Holdings, Inc. (a)	800,000	30,648
Magellan Aerospace Corp.	615,000	4,738
Textron, Inc.	408,600	14,505
		49,891
Air Freight & Logistics - 0.3%
Air T, Inc. (e)	244,600	2,770
Hub Group, Inc. Class A (a)	384,708	15,946
Pacer International, Inc. (a)	350,000	3,084
Royal Mail PLC	1,625,000	15,975
Sinwa Ltd. (e)	23,000,000	3,497
UTi Worldwide, Inc.	1,816,935	28,453
Yusen Logistics Co. Ltd. (e)	4,221,500	50,360
		120,085
Airlines - 0.0%
Republic Airways Holdings, Inc. (a)	1,000,000	9,810
SkyWest, Inc.	750,000	9,758
		19,568
Building Products - 0.1%
Insteel Industries, Inc.	109,167	2,034
Kingspan Group PLC (Ireland)	800,000	15,283
Kondotec, Inc. (e)	1,675,000	11,570
		28,887
Commercial Services & Supplies - 1.1%
Aeon Delight Co. Ltd.	475,000	9,574
AJIS Co. Ltd. (e)	538,500	8,961
Asia File Corp. Bhd	2,628,700	4,036
CECO Environmental Corp.	800,000	12,432
Fursys, Inc. (e)	950,000	27,021
Industrial Services of America, Inc. (a)(d)	84,200	265
Iron Mountain, Inc.	275,600	7,279
Knoll, Inc. (e)	3,650,000	60,590
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Mears Group PLC	2,500,000	$ 19,686
Mitie Group PLC (e)	23,773,000	124,667
Moleskine SpA	100,000	229
Moshi Moshi Hotline, Inc.	800,000	8,372
Multi-Color Corp.	400,000	14,384
Nac Co. Ltd. (e)	950,000	15,663
NICE Total Cash Management Co., Ltd. (e)	2,601,400	5,983
Prestige International, Inc.	830,000	8,010
Progressive Waste Solution Ltd. (Canada)	1,032,500	23,732
RPS Group PLC	1,741,256	9,772
Teems, Inc. (e)	130,000	1,412
United Stationers, Inc. (e)	2,431,544	100,739
VICOM Ltd.	3,330,000	14,223
West Corp.	1,173,732	27,137
		504,167
Construction & Engineering - 1.2%
AECOM Technology Corp. (a)(e)	7,842,100	224,833
Arcadis NV	1,275,000	45,586
Astaldi SpA (d)	2,250,000	21,439
Badger Daylighting Ltd.	813,000	22,622
C-Cube Corp.	47,100	209
Daiichi Kensetsu Corp. (e)	2,085,800	26,930
Engineers India Ltd.	550,000	1,279
EPCO Co. Ltd.	175,000	3,137
Foster Wheeler AG (a)	419,500	12,577
Geumhwa PSC Co. Ltd. (e)	300,000	9,094
Heijmans NV (Certificaten Van Aandelen)	185,000	3,018
Jacobs Engineering Group, Inc. (a)	233,100	14,152
Kier Group PLC (d)	1,096,231	33,897
Koninklijke BAM Groep NV	500,000	2,575
Kyeryong Construction Industrial Co. Ltd. (e)	893,000	7,010
Meisei Industrial Co. Ltd.	1,275,000	5,901
Mirait Holdings Corp.	2,000,000	17,519
Nippon Rietec Co. Ltd.	859,000	6,288
Sanyo Engineering & Construction, Inc.	650,000	3,145
Severfield-Rowen PLC (a)	3,333,333	3,288
Shinnihon Corp.	1,800,000	5,306
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	2,905
ShoLodge, Inc. (a)(e)	500,627	3
Sterling Construction Co., Inc. (a)(e)	1,630,000	17,637
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Tutor Perini Corp. (a)	1,400,000	$ 31,640
United Integration Services Co. Ltd.	7,000,000	8,932
URS Corp.	416,772	20,922
Vianini Lavori SpA	675,000	4,597
		556,441
Electrical Equipment - 0.8%
Aichi Electric Co. Ltd.	1,500,000	4,792
Aros Quality Group AB	875,000	10,251
AZZ, Inc. (e)	1,500,000	62,715
Babcock & Wilcox Co.	973,782	33,381
Bharat Heavy Electricals Ltd.	15,500,000	42,711
Chiyoda Integre Co. Ltd.	525,500	10,039
Deswell Industries, Inc.	100,000	238
Dynapack International Technology Corp.	3,200,000	8,623
EnerSys	300,000	20,418
FW Thorpe PLC	5,043,000	11,275
GrafTech International Ltd. (a)	100,000	1,025
Graphite India Ltd.	2,200,000	2,439
Hammond Power Solutions, Inc. Class A	50,000	314
I-Sheng Electric Wire & Cable Co. Ltd. (e)	13,500,000	18,804
Jinpan International Ltd.	377,640	3,006
Korea Electric Terminal Co. Ltd. (e)	700,000	26,697
PK Cables OY	250,000	7,819
Servotronics, Inc.	110,000	871
TKH Group NV unit (e)	2,500,000	85,980
Universal Security Instruments, Inc. (a)(e)	241,255	1,112
		352,510
Industrial Conglomerates - 0.8%
DCC PLC (United Kingdom) (e)	8,310,000	377,721
Harim Holdings Co. Ltd. (a)	1,000,000	4,050
Reunert Ltd.	1,700,000	9,772
		391,543
Machinery - 1.7%
Aalberts Industries NV (e)	9,500,000	297,318
Actuant Corp. Class A	500,000	17,110
ASL Marine Holdings Ltd. (e)	29,549,000	16,446
CKD Corp.	1,600,000	16,208
Foremost Income Fund (e)	2,141,103	13,707
Gencor Industries, Inc. (a)	391,000	3,582
Global Brass & Copper Holdings, Inc.	877,300	15,169
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Hurco Companies, Inc. (e)	633,500	$ 16,420
Hwacheon Machine Tool Co. Ltd. (e)	219,900	10,388
Hyster-Yale Materials Handling:
Class A	250,000	21,440
Class B	310,000	26,586
Ihara Science Corp. (e)	1,107,500	8,246
Jaya Holdings Ltd. (e)	74,670,000	45,034
Kyowakogyosyo Co. Ltd. (e)	375,000	3,052
Metka SA	825,000	13,130
Mincon Group PLC (a)	2,457,687	3,315
Mirle Automation Corp.	5,009,000	4,424
Nadex Co. Ltd. (e)	960,000	7,604
Nitchitsu Co. Ltd.	127,000	242
Oshkosh Truck Corp.	2,500,000	135,350
S&T Holdings Co. Ltd. (e)	810,000	11,512
Semperit AG Holding	574,137	29,038
SIMPAC, Inc.	583,000	3,805
Takamatsu Machinery Co. Ltd.	370,800	2,059
Takeuchi Manufacturing Co. Ltd. (d)	250,000	7,360
Techno Smart Corp. (e)	1,082,000	4,882
Terex Corp.	399,700	16,388
Tocalo Co. Ltd. (e)	950,000	15,774
Trifast PLC	750,000	986
TriMas Corp. (a)	400,000	13,920
Trinity Industrial Corp.	800,000	3,887
Young Poong Precision Corp. (e)	938,011	8,257
		792,639
Marine - 0.0%
DryShips, Inc. (a)	2,470,400	8,399
Malibu Boats, Inc. Class A (a)	200,000	3,550
Tokyo Kisen Co. Ltd. (e)	1,000,000	5,638
		17,587
Professional Services - 0.6%
Akka Technologies SA (e)	1,101,065	34,749
Boardroom Ltd.	3,107,142	1,393
CBIZ, Inc. (a)	1,000,000	8,600
Clarius Group Ltd. (a)	4,245,812	771
CRA International, Inc. (a)(e)	1,016,000	19,162
FTI Consulting, Inc. (a)	364,100	13,497
Hyder Consulting PLC	650,000	6,924
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
McMillan Shakespeare Ltd.	25,000	$ 260
SmartPros Ltd.	90,000	216
Sporton International, Inc. (e)	7,000,073	27,752
Stantec, Inc.	2,150,000	130,844
Synergie SA	225,000	5,189
VSE Corp. (e)	530,940	23,420
		272,777
Road & Rail - 0.4%
Alps Logistics Co. Ltd. (e)	1,723,700	18,220
Con-way, Inc.	193,400	7,440
CSX Corp.	613,800	16,517
Hamakyorex Co. Ltd. (e)	756,000	22,093
Higashi Twenty One Co. Ltd.	61,200	321
Hutech Norin Co. Ltd. (e)	1,043,700	10,164
Quality Distribution, Inc. (a)	949,308	13,053
Roadrunner Transportation Systems, Inc. (a)	600,000	15,750
Sakai Moving Service Co. Ltd. (e)	784,000	26,665
Trancom Co. Ltd. (e)	1,032,400	37,760
Universal Truckload Services, Inc.	205,802	5,970
Vitran Corp., Inc. (a)	640,000	4,140
		178,093
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	1,500,000	23,182
AerCap Holdings NV (a)	445,096	16,553
Goodfellow, Inc. (e)	857,000	7,310
Grafton Group PLC unit	800,000	7,818
Hanwa Co. Ltd.	650,000	3,351
Houston Wire & Cable Co. (e)	1,268,800	16,786
KS Energy Services Ltd. (a)	16,000,000	6,018
Mitani Shoji Co. Ltd.	725,000	15,256
Otec Corp.	150,000	1,047
Parker Corp. (e)	2,623,000	8,578
Richelieu Hardware Ltd. (d)	350,000	14,009
Senshu Electric Co. Ltd. (e)	1,080,000	14,017
Strongco Corp. (a)(e)	1,025,288	3,903
Tanaka Co. Ltd.	44,000	258
TECHNO ASSOCIE Co. Ltd.	268,300	3,128
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Titan Machinery, Inc. (a)(d)	850,000	$ 13,855
Totech Corp. (e)	922,300	7,304
		162,373
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd. (e)	1,550,000	8,663
Meiko Transportation Co. Ltd.	1,000,000	10,026
		18,689
TOTAL INDUSTRIALS		3,465,250
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 0.5%
AAC Technology Holdings, Inc.	100,000	432
Aastra Technologies Ltd. (e)	1,000,000	38,393
Bel Fuse, Inc. Class A	250,000	4,700
Black Box Corp. (e)	1,800,840	49,361
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,000,000	1,900
ClearOne, Inc. (a)	210,000	1,926
CommScope Holding Co., Inc.	300,000	5,379
Ixia (a)	674,800	8,631
Juniper Networks, Inc. (a)	286,500	7,624
NETGEAR, Inc. (a)(e)	2,541,700	81,106
Optical Cable Corp.	35,000	137
Parrot SA (a)	150,000	4,123
Polycom, Inc. (a)	654,400	7,807
Tessco Technologies, Inc. (e)	525,000	17,477
		228,996
Computers & Peripherals - 4.8%
Compal Electronics, Inc.	153,500,000	113,971
Datalink Corp. (a)	1,070,349	15,552
EMC Corp.	859,400	20,832
Hewlett-Packard Co.	6,500,000	188,500
Lexmark International, Inc. Class A (d)	2,000,000	78,380
Logitech International SA (Reg.) (d)	4,400,000	69,398
Quantum Corp. (a)	6,619,000	8,274
Seagate Technology (e)	30,000,000	1,585,800
Silicon Graphics International Corp. (a)	943,200	12,271
Simplo Technology Co. Ltd.	1,845,000	8,442
Super Micro Computer, Inc. (a)(e)	3,079,823	63,321
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
TPV Technology Ltd.	83,622,000	$ 17,341
Western Digital Corp.	600,000	51,702
Xyratex Ltd.	675,000	8,917
		2,242,701
Electronic Equipment & Components - 3.1%
A&D Co. Ltd. (d)	950,000	5,583
Beijer Electronics AB	125,000	1,278
CDW Corp.	700,000	16,569
Corning, Inc.	1,450,000	24,955
DigiTech Systems Co., Ltd. (a)	725,000	2,263
Dolby Laboratories, Inc. Class A (a)(d)	300,000	12,297
Elec & Eltek International Co. Ltd.	1,800,000	2,933
Elematec Corp. (e)	1,062,400	18,299
Excel Co. Ltd. (e)	909,800	11,103
Fabrinet (a)	100,000	1,847
FLIR Systems, Inc.	700,000	22,204
Hana Microelectronics Co. (For. Reg.)	17,000,000	12,756
Hi-P International Ltd.	21,075,000	8,822
Hon Hai Precision Industry Co. Ltd. (Foxconn)	140,360,000	391,623
Huan Hsin Holdings Ltd. (a)	6,000,000	176
IDIS Holdings Co. Ltd. (e)	764,914	10,738
Image Sensing Systems, Inc. (a)(e)	365,685	1,865
Insight Enterprises, Inc. (a)	1,700,127	35,873
Intelligent Digital Integrated Security Co. Ltd. (e)	937,210	17,371
INTOPS Co. Ltd. (e)	859,900	15,714
Isra Vision AG (e)	438,100	23,623
Jabil Circuit, Inc.	1,146,500	20,603
Kingboard Chemical Holdings Ltd. (e)	92,500,000	207,785
Kingboard Laminates Holdings Ltd.	9,000,000	3,350
Kitagawa Industries Co. Ltd.	100,000	1,088
Lumax International Corp. Ltd.	1,200,000	2,899
Mesa Laboratories, Inc. (e)	310,000	24,884
Multi-Fineline Electronix, Inc. (a)(e)	2,216,107	30,582
Muramoto Electronic Thailand PCL (For. Reg.) (e)	1,548,400	6,702
Nippo Ltd. (e)	893,400	4,252
Orbotech Ltd. (a)	1,825,000	24,802
Pinnacle Technology Holdings Ltd. (e)	8,750,000	16,852
Posiflex Technologies, Inc.	500,250	2,151
Redington India Ltd.	3,110,801	3,240
Rofin-Sinar Technologies, Inc. (a)	86,300	1,994
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
ScanSource, Inc. (a)(e)	2,070,000	$ 77,708
Shibaura Electronics Co. Ltd. (e)	777,800	13,354
Sigmatron International, Inc. (a)(e)	396,000	3,683
Store Electronic Systems SA (a)(d)	21,950	447
SYNNEX Corp. (a)(e)	3,505,000	196,806
Taitron Components, Inc. Class A (sub. vtg.) (a)	300,000	360
Tomen Devices Corp. (e)	680,100	12,053
Tomen Electronics Corp. (e)	1,492,400	23,914
Tripod Technology Corp.	300,000	544
UKC Holdings Corp. (e)	1,570,000	25,320
Venture Corp. Ltd.	5,000,000	28,966
VST Holdings Ltd. (e)	149,400,000	38,871
Wireless Telecom Group, Inc. (a)(e)	1,300,000	4,420
XAC Automation Corp. (e)	9,430,000	17,369
		1,432,891
Internet Software & Services - 0.2%
DeNA Co. Ltd. (d)	500,000	9,601
Gabia, Inc. (e)	1,333,000	7,040
Liquidity Services, Inc. (a)(d)	125,000	2,971
Macromill, Inc.	400,000	3,005
Melbourne IT Ltd. (e)	8,185,000	10,099
Monster Worldwide, Inc. (a)	500,000	3,060
NetGem SA	1,000,000	3,952
Rentabiliweb Group SA (a)	110,000	1,181
SBS Contents Hub Co. Ltd.	200,000	2,826
Softbank Technology Corp. (d)	300,000	4,077
Stamps.com, Inc. (a)	158,798	6,266
UANGEL Corp. (e)	750,000	2,589
ValueClick, Inc. (a)	700,000	15,050
Yahoo!, Inc. (a)	379,200	13,659
		85,376
IT Services - 4.2%
ALTEN	885,000	39,920
Amdocs Ltd. (e)	8,443,300	365,257
Argo Graphics, Inc.	440,000	7,497
ATOSS Software AG	15,000	587
Calian Technologies Ltd. (e)	778,500	15,720
CGI Group, Inc. Class A (sub. vtg.) (a)	550,000	16,874
Computer Sciences Corp.	4,750,000	286,948
Computer Services, Inc.	265,000	9,023
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
CSE Global Ltd. (e)	49,090,000	$ 24,284
Data#3 Ltd.	2,977,359	2,335
Dimerco Data System Corp.	392,000	318
eClerx	1,075,000	20,922
EOH Holdings Ltd. (e)	8,100,000	57,370
Estore Corp.	77,400	837
EVERTEC, Inc.	600,000	14,478
ExlService Holdings, Inc. (a)	341,824	8,597
Genpact Ltd. (a)	600,000	10,182
Groupe Steria SCA	76,441	1,546
Heartland Payment Systems, Inc. (d)(e)	2,000,017	86,221
HIQ International AB	900,000	5,316
Indra Sistemas (d)(e)	16,413,000	290,759
Know IT AB (e)	1,727,000	15,421
Leidos Holdings, Inc. (d)	1,250,000	56,675
Luxoft Holding, Inc.	125,000	4,674
ManTech International Corp. Class A	1,775,000	51,653
Mastek Ltd. (e)	2,025,000	5,625
NCI, Inc. Class A (a)(e)	888,530	5,909
Neustar, Inc. Class A (a)	900,047	30,503
Panasonic Information Systems Co. (e)	625,000	16,923
Rolta India Ltd.	2,699,942	2,770
Science Applications International Corp.	750,000	27,758
Societe Pour L'Informatique Industrielle SA (e)	2,000,000	19,610
Softcreate Co. Ltd.	320,000	3,282
The Western Union Co.	21,700,000	334,180
Total System Services, Inc.	1,000,000	29,880
Vantiv, Inc. (a)	600,000	18,204
VeriFone Systems, Inc. (a)	1,100,000	31,911
		1,919,969
Office Electronics - 0.2%
Xerox Corp.	10,100,000	109,585
Semiconductors & Semiconductor Equipment - 0.6%
Alpha & Omega Semiconductor Ltd. (a)(e)	2,550,000	18,513
Axell Corp. (d)(e)	925,000	15,729
Broadcom Corp. Class A	462,700	13,770
Lasertec Corp. (d)	700,000	7,427
Leeno Industrial, Inc.	700,000	17,427
Melexis NV (e)	3,350,000	116,071
Miraial Co. Ltd.	216,900	3,219
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Nextchip Co. Ltd. (e)	1,070,110	$ 2,978
Omnivision Technologies, Inc. (a)	1,800,000	27,702
Powertech Technology, Inc.	9,460,000	13,038
Skyworks Solutions, Inc. (a)	263,600	7,974
Telechips, Inc. (e)	1,058,800	3,675
Trio-Tech International (a)(e)	300,000	954
Varitronix International Ltd.	9,000,000	9,784
Y.A.C. Co., Ltd.	300,000	1,592
		259,853
Software - 5.3%
AdaptIT Holdings Ltd.	4,400,000	2,130
ANSYS, Inc. (a)(e)	5,000,000	392,650
Autodesk, Inc. (a)	197,600	10,127
Axway Software SA	50,000	1,861
Cybernet Systems Co. Ltd. (e)	2,050,000	7,548
Ebix, Inc. (d)(e)	2,450,000	33,271
Exact Holdings NV	740,000	23,758
Geodesic Ltd. (a)(e)	4,873,000	304
ICT Automatisering NV (a)(e)	874,000	5,716
IGE + XAO SA	40,000	3,172
Infomedia Ltd. (e)	16,000,000	8,880
InfoVine Co. Ltd.	120,607	3,462
init innovation in traffic systems AG (d)	10,000	336
Jorudan Co. Ltd. (e)	525,000	3,120
KPIT Cummins Infosystems Ltd. (a)	4,000,000	10,268
KSK Co., Ltd. (e)	641,300	4,161
Micro Focus International PLC	10,000	123
MICROS Systems, Inc. (a)	25,000	1,388
Microsoft Corp.	31,187,700	1,180,454
Net 1 UEPS Technologies, Inc. (a)	725,000	5,800
NIIT Technologies Ltd.	1,949,000	12,564
Nucleus Software Exports Ltd. (a)(e)	2,100,000	6,062
Oracle Corp.	13,822,000	510,032
Parametric Technology Corp. (a)	777,800	27,752
Pro-Ship, Inc.	152,200	2,945
Software AG (Bearer)	3,600,000	133,813
Sword Group (e)	606,398	14,558
Symantec Corp.	608,000	13,017
Synopsys, Inc. (a)	350,000	13,951
Vasco Data Security International, Inc. (a)(e)	3,350,000	25,025
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Vitec Software Group AB	210,000	$ 2,901
Zensar Technologies Ltd.	729,500	4,450
		2,465,599
TOTAL INFORMATION TECHNOLOGY		8,744,970
MATERIALS - 2.7%
Chemicals - 1.9%
Aditya Birla Chemicals India Ltd. (e)	2,338,600	3,725
C. Uyemura & Co. Ltd. (e)	653,800	30,643
Chase Corp. (e)	904,986	28,616
Core Molding Technologies, Inc. (a)(e)	515,000	6,309
Deepak Fertilisers and Petrochemicals Corp. Ltd. (e)	7,569,000	13,116
Deepak Nitrite Ltd. (e)	650,000	3,125
EcoGreen Fine Chemical Group Ltd. (e)	45,112,000	9,994
FMC Corp.	3,000,000	211,890
Fujikura Kasei Co., Ltd. (e)	3,271,600	18,701
Fuso Chemical Co. Ltd.	227,100	6,079
Gujarat Narmada Valley Fertilizers Co. (e)	11,000,000	12,542
Gujarat State Fertilizers & Chemicals Ltd. (e)	29,000,000	21,568
Honshu Chemical Industry Co. Ltd. (e)	900,000	5,466
Innospec, Inc.	1,000,000	42,840
Intrepid Potash, Inc. (a)(d)	799,300	11,750
KPC Holdings Corp.	43,478	1,855
KPX Chemical Co. Ltd.	163,083	9,860
KPX Green Chemical Co. Ltd.	200,000	890
Kraton Performance Polymers, Inc. (a)	1,100,000	27,511
Mexichem S.A.B. de CV (d)	2,194,537	7,620
Miwon Chemicals Co. Ltd. (a)	55,095	1,720
Miwon Commercial Co. Ltd.	13,819	2,256
Muto Seiko Co. Ltd.	290,700	1,894
Nano Chem Tech, Inc. (a)	25,000	97
Nuplex Industries Ltd.	4,425,000	12,058
OM Group, Inc. (a)(e)	2,000,000	64,680
PolyOne Corp.	550,000	19,558
RPM International, Inc.	400,000	15,868
SK Kaken Co. Ltd.	390,000	24,796
Soda Aromatic Co. Ltd.	250,000	2,574
Soken Chemical & Engineer Co. Ltd. (e)	805,000	8,801
T&K Toka Co. Ltd. (e)	800,000	17,033
Thai Carbon Black PCL (For. Reg.)	13,000,000	8,469
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Thai Rayon PCL (For. Reg.)	3,200,000	$ 2,793
Tronox Ltd. Class A	688,100	15,111
Yara International ASA	4,750,000	195,979
Yip's Chemical Holdings Ltd. (e)	31,002,000	25,117
		892,904
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	850,700	4,285
Mitani Sekisan Co. Ltd. (e)	1,750,000	20,433
Titan Cement Co. SA (Reg.) (a)	750,000	20,129
		44,847
Containers & Packaging - 0.3%
Ball Corp.	314,130	16,080
Chuoh Pack Industry Co. Ltd. (e)	510,000	5,207
Kohsoku Corp. (e)	2,097,300	18,381
Samhwa Crown & Closure Co. Ltd.	13,760	308
Sealed Air Corp.	500,000	15,595
Silgan Holdings, Inc.	900,000	41,247
Sonoco Products Co.	383,300	15,861
Starlite Holdings Ltd.	3,000,000	174
The Pack Corp. (e)	1,990,000	34,558
Vidrala SA	50,000	2,477
		149,888
Metals & Mining - 0.3%
Alconix Corp. (e)	635,500	13,770
Blue Earth Refineries, Inc. (a)	274,309	0
Chubu Steel Plate Co. Ltd.	500,000	2,248
Compania de Minas Buenaventura SA sponsored ADR	2,300,000	28,520
Fortescue Metals Group Ltd.	1,522,536	7,062
Hill & Smith Holdings PLC	2,150,600	19,179
Korea Steel Shapes Co. Ltd.	34,000	1,074
Orosur Mining, Inc. (a)	3,100,000	612
Orvana Minerals Corp. (a)	900,000	525
Pacific Metals Co. Ltd.	4,600,000	16,006
Sherritt International Corp. (d)	1,600,000	4,942
Tohoku Steel Co. Ltd. (e)	755,000	8,358
Tokyo Kohtetsu Co. Ltd. (e)	1,435,000	6,190
Tokyo Tekko Co. Ltd. (e)	4,600,000	16,717
Webco Industries, Inc. (a)	9,122	1,031
		126,234
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Cardinal Co. Ltd.	27,600	$ 136
Schweitzer-Mauduit International, Inc.	200,000	9,226
Stella-Jones, Inc. (a)	600,000	14,039
		23,401
TOTAL MATERIALS		1,237,274
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc.	715,672	41,688
Wireless Telecommunication Services - 0.0%
NII Holdings, Inc. (a)	830,000	2,498
TOTAL TELECOMMUNICATION SERVICES		44,186
UTILITIES - 0.2%
Electric Utilities - 0.1%
Exelon Corp.	1,000,000	29,000
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,800,000	4,874
K&O Energy Group, Inc. (a)	373,200	5,320
Keiyo Gas Co. Ltd.	625,000	3,130
KyungDong City Gas Co. Ltd.	153,670	13,926
Kyungnam Energy Co. Ltd.	157,630	909
		28,159
Independent Power Producers & Energy Traders - 0.0%
Mega First Corp. Bhd (e)	22,662,000	14,770
Multi-Utilities - 0.0%
CMS Energy Corp.	963,200	26,767
TOTAL UTILITIES		98,696
TOTAL COMMON STOCKS (Cost $21,843,571)		39,634,737
Nonconvertible Preferred Stocks - 0.1%

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,435
Nonconvertible Preferred Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	2,000,000	$ 18,882
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,910)		20,317
Corporate Bonds - 0.3%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
USEC, Inc. 3% 10/1/14	$ 37,150	13,908
Nonconvertible Bonds - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.3%
UBS AG London Branch ELN 6/9/14 (f)	98,747	135,230
TOTAL CORPORATE BONDS (Cost $135,342)		149,138
Money Market Funds - 15.2%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	6,546,772,570	6,546,773
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	480,341,247	480,341
TOTAL MONEY MARKET FUNDS (Cost $7,027,114)		7,027,114
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.03%, dated 1/31/14 due 2/3/14 (Collateralized by U.S. Treasury Obligations) # (Cost $2,942)	$ 2,942	$ 2,942
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $29,025,879)		46,834,248
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(501,270)
NET ASSETS - 100%		$ 46,332,978
Security Type Abbreviations
ELN	-	Equity-Linked Note
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $135,230,000 or 0.3% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,942,000 due 2/03/14 at 0.03%
BNP Paribas Securities Corp.	$ 1,535
Barclays Capital, Inc.	817
Merrill Lynch, Pierce, Fenner & Smith, Inc.	590
$ 2,942
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,073
Fidelity Securities Lending Cash Central Fund	5,029
Total	$ 8,102
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aalberts Industries NV	$ 239,370	$ -	$ -	$ -	$ 297,318
Aastra Technologies Ltd.	25,843	-	1,195	6,268	38,393
Abbey PLC	23,711	-	-	145	31,317
Abercrombie & Fitch Co. Class A	299,220	55,586	-	2,662	270,268
Accell Group NV	43,841	602	-	-	44,995
Aditya Birla Chemicals India Ltd.	2,707	-	-	34	3,725
AECOM Technology Corp.	256,108	8,605	-	-	224,833
Aeropostale, Inc.	123,720	-	-	-	57,649
Air T, Inc.	2,571	-	-	-	2,770
AJIS Co. Ltd.	7,441	-	-	-	8,961
Akka Technologies SA	22,673	10,918	-	-	34,749
Albemarle & Bond Holdings PLC	5,818	1,227	-	-	566
Alconix Corp.	12,209	-	-	180	13,770
Almost Family, Inc.	17,921	-	-	-	28,489
Alpha & Omega Semiconductor Ltd.	19,508	-	-	-	18,513
Alps Logistics Co. Ltd.	18,309	-	-	285	18,220
Ambassadors Group, Inc.	6,444	-	-	-	8,799
Amdocs Ltd.	328,084	-	3,455	2,206	365,257
ANSYS, Inc.	399,200	-	-	-	392,650
APRIL	51,140	5,538	-	-	62,502
ARK Restaurants Corp.	4,734	-	-	112	4,900
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arrhythmia Research Technology, Inc.	$ 629	$ -	$ -	$ -	$ 1,206
Arts Optical International Holdings Ltd.	7,534	-	-	110	8,576
ASL Marine Holdings Ltd.	8,850	6,457	-	336	16,446
Assurant, Inc.	284,340	-	-	2,625	343,088
ASTI Corp.	3,128	200	-	-	2,797
Avery Dennison Corp.	284,036	-	292,337	1,914	-
Axell Corp.	17,837	-	-	218	15,729
Axis Capital Holdings Ltd.	345,875	-	-	4,129	357,468
AZZ, Inc.	56,745	-	-	420	62,715
Barratt Developments PLC	416,580	-	-	3,409	522,801
Belc Co. Ltd.	36,624	-	-	399	37,516
Belluna Co. Ltd.	51,620	-	-	601	48,997
Best Buy Co., Inc.	717,045	249,372	8,638	8,055	785,059
Black Box Corp.	48,731	-	-	324	49,361
BMTC Group, Inc. Class A (sub. vtg.)	73,987	-	-	1,089	69,588
C. Uyemura & Co. Ltd.	30,116	-	-	-	30,643
Cal Dive International, Inc.	12,984	-	-	-	10,864
Calian Technologies Ltd.	13,833	-	-	355	15,720
Career Education Corp.	21,638	-	-	-	36,557
Cash Converters International Ltd.	24,925	432	-	432	18,214
Cathay General Bancorp	98,010	-	18,635	236	-
CEC Entertainment, Inc.	83,180	-	25,946	980	80,940
Chase Corp.	25,113	-	-	407	28,616
Chime Communications PLC	20,234	-	977	163	-
Chuoh Pack Industry Co. Ltd.	5,469	-	-	91	5,207
Citi Trends, Inc.	15,499	-	14,260	-	-
CKD Corp.	30,600	-	23,170	290	-
Clip Corp.	3,635	-	-	-	3,307
Codorus Valley Bancorp, Inc.	3,624	1,701	-	66	6,306
Core Molding Technologies, Inc.	3,240	1,397	-	-	6,309
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cosmos Pharmaceutical Corp.	$ 196,696	$ -	$ -	$ 411	$ 231,439
CRA International, Inc.	17,417	2,084	-	-	19,162
Create SD Holdings Co. Ltd.	81,087	-	-	554	74,686
CSE Global Ltd.	30,745	1,229	-	11,394	24,284
Cybernet Systems Co. Ltd.	6,574	-	-	195	7,548
Daewon Pharmaceutical Co. Ltd.	17,353	580	-	61	18,666
Daiichi Kensetsu Corp.	23,493	699	-	-	26,930
DCC PLC (United Kingdom)	336,898	-	-	3,495	377,721
Deepak Fertilisers and Petrochemicals Corp. Ltd.	10,529	-	-	-	13,116
Deepak Nitrite Ltd.	2,686	112	-	-	3,125
Diversicare Healthcare Services, Inc.	1,844	-	-	39	1,837
Divestco, Inc.	576	-	13	-	440
DongKook Pharmaceutical Co. Ltd.	17,758	5,965	-	187	21,330
Doshisha Co. Ltd.	23,239	3,934	-	248	25,767
DVx, Inc.	7,872	-	-	-	7,497
Ebix, Inc.	30,740	-	2,081	-	33,271
EcoGreen Fine Chemical Group Ltd.	8,492	-	-	87	9,994
Educational Development Corp.	1,203	-	-	62	1,385
Elematec Corp.	9,892	4,445	-	216	18,299
Endurance Specialty Holdings Ltd.	136,838	-	-	1,664	136,214
EOH Holdings Ltd.	49,769	-	1,766	687	57,370
Excel Co. Ltd.	10,640	-	-	129	11,103
F&F Co. Ltd.	4,912	-	-	65	5,492
Farstad Shipping ASA	69,780	-	-	-	66,014
Federal Screw Works	237	-	114	-	-
First Juken Co. Ltd.	22,801	-	-	342	22,809
Folli Follie SA	102,612	713	-	-	132,631
Food Empire Holdings Ltd.	27,265	-	-	-	20,976
Foremost Income Fund	17,094	-	-	556	13,707
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fresh Del Monte Produce, Inc.	$ 176,967	$ -	$ -	$ 1,575	$ 166,698
Fuji Kosan Co. Ltd.	315	3,874	-	-	4,387
Fuji Oil Co. Ltd. (formerly AOC Holdings, Inc.)	19,711	-	-	-	19,836
Fujikura Kasei Co., Ltd.	15,404	-	-	216	18,701
Fursys, Inc.	22,429	2,184	-	524	27,021
Fyffes PLC (Ireland)	26,042	869	-	262	35,295
Gabia, Inc.	3,523	3,412	-	14	7,040
GameStop Corp. Class A	343,420	-	49,458	3,300	210,420
Genky Stores, Inc.	5,111	-	-	53	5,382
Genworth MI Canada, Inc.	157,381	-	-	3,094	168,980
Geodesic Ltd.	304	-	-	-	304
Geumhwa PSC Co. Ltd.	2,975	5,872	-	141	9,094
Gildan Activewear, Inc.	345,886	-	7,194	1,291	405,197
Glentel, Inc.	31,307	3,394	-	429	26,095
Goodfellow, Inc.	7,368	-	-	139	7,310
Green Dot Corp. Class A	69,840	-	24,713	-	45,040
Greggs PLC	17,528	50,541	-	430	82,268
Guess?, Inc.	278,470	7,128	682	3,329	238,091
Gujarat Narmada Valley Fertilizers Co.	8,131	4,626	-	392	12,542
Gujarat State Fertilizers & Chemicals Ltd.	21,553	4,503	-	-	21,568
Gulliver International Co. Ltd.	47,192	-	5,366	354	48,560
Halows Co. Ltd.	12,649	1,586	-	-	19,531
Hamakyorex Co. Ltd.	24,704	169	-	149	22,093
Hampshire Group Ltd.	4,140	-	-	-	3,036
Handsome Co. Ltd.	60,161	-	-	576	64,594
Hankook Shell Oil Co. Ltd.	23,328	-	-	965	23,803
Hanwha Timeworld Co. Ltd.	10,924	-	-	188	9,778
Heartland Payment Systems, Inc.	74,621	-	-	280	86,221
Helen of Troy Ltd.	135,511	-	-	-	175,578
Henry Boot PLC	21,879	-	3,423	218	-
Hiday Hidaka Corp.	26,610	-	-	218	30,480
Honshu Chemical Industry Co. Ltd.	5,819	-	-	51	5,466
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hoshiiryou Sanki Co. Ltd.	$ 7,963	$ 1,232	$ -	$ 60	$ 11,133
Houston Wire & Cable Co.	18,754	55	-	279	16,786
HTL International Holdings Ltd.	6,275	-	-	-	6,535
Hurco Companies, Inc.	18,055	-	-	63	16,420
Hutech Norin Co. Ltd.	10,713	-	-	138	10,164
Huvitz Co. Ltd.	16,703	-	-	115	13,487
Hwacheon Machine Tool Co. Ltd.	9,980	-	-	173	10,388
I-Sheng Electric Wire & Cable Co. Ltd.	16,523	2,171	-	-	18,804
IA Group Corp.	5,988	-	-	99	6,065
ICT Automatisering NV	4,418	-	-	-	5,716
IDIS Holdings Co. Ltd.	9,104	1,014	-	28	10,738
Ihara Science Corp.	6,322	575	-	-	8,246
Ildong Pharmaceutical Co. Ltd.	22,641	-	-	296	36,453
Image Sensing Systems, Inc.	2,611	-	-	-	1,865
Indra Sistemas	222,717	-	-	-	290,759
Infomedia Ltd.	8,198	-	-	224	8,880
Intage Holdings, Inc.	25,795	-	-	-	27,662
Intelligent Digital Integrated Security Co. Ltd.	18,391	-	-	111	17,371
INTOPS Co. Ltd.	18,060	-	-	102	15,714
INZI Controls Co. Ltd.	7,299	-	-	120	6,313
Isewan Terminal Service Co. Ltd.	9,483	-	-	146	8,663
Isra Vision AG	20,515	-	-	-	23,623
Jack in the Box, Inc.	188,423	-	101,912	-	126,425
JAKKS Pacific, Inc.	7,813	-	-	-	7,488
Jaya Holdings Ltd.	34,078	-	-	2,688	45,034
Jeil Pharmaceutical Co.	17,904	-	-	70	20,102
JLM Couture, Inc.	449	-	-	-	510
Jorudan Co. Ltd.	2,804	-	-	40	3,120
Jos. A. Bank Clothiers, Inc.	111,854	-	7,728	-	146,172
Jumbo SA	119,200	558	-	-	191,180
Kingboard Chemical Holdings Ltd.	163,878	44,828	-	3,109	207,785
Knoll, Inc.	74,340	-	14,525	1,008	60,590
Know IT AB	13,221	-	-	-	15,421
Kohsoku Corp.	19,836	-	-	208	18,381
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kondotec, Inc.	$ 9,709	$ 336	$ -	$ 100	$ 11,570
Korea Electric Terminal Co. Ltd.	23,173	-	-	110	26,697
KSK Co., Ltd.	3,995	-	-	-	4,161
Kwang Dong Pharmaceutical Co. Ltd.	19,667	3,530	-	147	21,229
Kyeryong Construction Industrial Co. Ltd.	6,517	-	-	70	7,010
Kyoto Kimono Yuzen Co. Ltd.	18,786	-	-	195	18,167
Kyowakogyosyo Co. Ltd.	1,597	1,531	-	-	3,052
LHC Group, Inc.	43,471	-	-	-	43,471
Maruzen Co. Ltd.	16,945	-	-	165	18,710
Mastek Ltd.	3,637	-	-	57	5,625
Medical Action Industries, Inc.	11,947	330	2,395	-	7,791
Meetic	27,555	-	42,287	-	-
Mega First Corp. Bhd	11,797	-	-	209	14,770
Melbourne IT Ltd.	13,978	-	-	3,860	10,099
Melcor Real Estate Investment Trust	-	8,654	-	157	8,054
Melexis NV	78,571	-	-	2,728	116,071
Mesa Laboratories, Inc.	20,720	-	528	92	24,884
Metro, Inc. Class A (sub. vtg.)	783,669	-	-	4,435	627,935
Michang Oil Industrial Co. Ltd.	12,427	-	-	315	11,496
Miroku Corp.	1,566	394	-	26	2,455
Mitani Sekisan Co. Ltd.	23,057	229	775	108	20,433
Mitie Group PLC	98,221	-	264	1,894	124,667
Motonic Corp.	32,450	-	-	650	34,716
Mr. Bricolage SA	12,721	354	-	-	14,500
Muhak Co. Ltd.	44,193	650	-	104	46,205
Multi-Fineline Electronix, Inc.	24,708	8,515	-	-	30,582
Murakami Corp.	11,156	313	-	57	10,295
Muramoto Electronic Thailand PCL (For. Reg.)	6,845	-	226	-	6,702
Nac Co. Ltd.	-	15,832	-	41	15,663
Nadex Co. Ltd.	4,577	602	-	52	7,604
Nafco Co. Ltd.	43,174	-	-	386	34,938
NCI, Inc. Class A	4,025	-	-	-	5,909
ND Software Co. Ltd.	2,357	8,356	-	-	15,245
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
NETGEAR, Inc.	$ 68,861	$ 15,949	$ 8,586	$ -	$ 81,106
Next PLC	1,263,908	-	-	23,356	1,710,668
Nextchip Co. Ltd.	4,400	-	-	67	2,978
NICE Total Cash Management Co., Ltd.	4,720	3	-	82	5,983
Nippo Ltd.	4,679	323	-	-	4,252
Nishimatsuya Chain Co. Ltd.	47,542	-	2,618	443	40,278
North Valley Bancorp	7,566	-	184	-	9,932
Northrim Bancorp, Inc.	12,760	-	-	170	12,010
Nucleus Software Exports Ltd.	1,612	1,339	-	-	6,062
Nutraceutical International Corp.	25,409	-	-	-	28,633
OFG Bancorp	46,259	-	-	316	36,516
OM Group, Inc.	91,195	-	30,039	-	64,680
Orbotech Ltd.	29,234	-	7,070	-	-
Otaki Gas Co. Ltd.	4,748	477	-	33	-
P&F Industries, Inc. Class A	2,976	22	-	-	2,689
Pacer International, Inc.	11,080	-	11,591	-	-
Pacific Premier Bancorp, Inc.	12,379	-	-	-	15,077
Pal Co. Ltd.	44,710	-	-	-	30,583
Panasonic Information Systems Co.	12,397	2,984	-	169	16,923
Papa John's International, Inc.	94,699	-	75,412	625	-
Parker Corp.	5,894	-	-	62	8,578
Pelion SA	16,625	-	-	-	18,250
Pinnacle Technology Holdings Ltd.	21,154	1,241	-	280	16,852
Piolax, Inc.	28,977	-	1,935	223	37,707
Prim SA	12,803	-	-	100	13,400
Qumu Corp. (formerly Rimage Corp.)	8,715	-	9,809	-	-
Relo Holdings Corp.	68,914	-	-	-	73,163
RenaissanceRe Holdings Ltd.	269,607	-	-	1,736	281,201
Rocky Mountain Chocolate Factory, Inc.	6,628	-	-	109	5,774
Ruby Tuesday, Inc.	45,384	-	-	-	34,720
S&T Holdings Co. Ltd.	12,259	708	-	255	11,512
Safeway, Inc.	335,270	-	-	5,200	406,120
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sakai Moving Service Co. Ltd.	$ 20,739	$ 191	$ -	$ 220	$ 26,665
Samsung Climate Control Co. Ltd.	3,136	-	-	22	3,430
Sanei Architecture Planning Co. Ltd.	11,803	-	-	272	12,112
Sarantis SA	15,937	-	-	864	21,068
ScanSource, Inc.	71,220	2,253	-	-	77,708
Seagate Technology	1,227,300	-	-	24,300	1,585,800
SED International Holdings, Inc.	893	-	971	-	-
Select Harvests Ltd.	17,886	-	-	437	27,270
Senshu Electric Co. Ltd.	12,718	-	-	159	14,017
Sewon Precision Industries Co. Ltd.	10,657	-	-	36	12,575
Shibaura Electronics Co. Ltd.	9,255	-	-	-	13,354
Shinsegae Engineering & Construction Co. Ltd.	2,882	-	-	124	2,905
ShoLodge, Inc.	5	-	-	-	3
Sigmatron International, Inc.	1,596	105	-	-	3,683
Sinwa Ltd.	4,072	-	-	359	3,497
SJM Co. Ltd.	13,449	-	-	100	11,787
SJM Holdings Co. Ltd.	6,762	-	-	105	6,099
Societe Pour L'Informatique Industrielle SA	12,384	2,441	-	145	19,610
Soken Chemical & Engineer Co. Ltd.	11,223	-	-	-	8,801
Sonic Corp.	92,220	-	16,759	-	90,729
Span-America Medical System, Inc.	6,045	20	-	81	5,734
Sporton International, Inc.	24,296	-	4,684	851	27,752
Sportscene Group, Inc. Class A	2,629	-	-	92	2,949
Stanley Furniture Co., Inc.	4,449	-	-	-	4,901
Stantec, Inc.	109,836	-	13,685	626	-
Steiner Leisure Ltd.	95,601	-	3,007	-	78,416
Step Co. Ltd.	11,870	-	-	147	10,144
Sterling Construction Co., Inc.	16,007	-	-	-	17,637
Strattec Security Corp.	13,510	-	-	73	18,068
Strongco Corp.	3,993	-	-	-	3,903
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sun Hing Vision Group Holdings Ltd.	$ 8,643	$ -	$ -	$ 509	$ 7,400
Sunjin Co. Ltd.	12,780	-	-	64	19,834
Super Micro Computer, Inc.	37,859	-	3,873	-	63,321
Swift Energy Co.	50,323	8,432	3,849	-	53,717
Sword Group	9,786	130	-	-	14,558
SYNNEX Corp.	173,568	-	-	-	196,806
T&K Toka Co. Ltd.	17,036	-	-	113	17,033
Techno Smart Corp.	3,790	-	-	41	4,882
Teems, Inc.	1,330	-	-	20	1,412
Telechips, Inc.	4,589	-	-	42	3,675
Tempur Sealy International, Inc.	162,565	-	44,057	-	160,193
Tessco Technologies, Inc.	16,821	-	-	189	17,477
The Pack Corp.	33,434	-	-	443	34,558
Theragenics Corp.	6,299	-	6,793	-	-
TKH Group NV unit	82,535	-	16,134	-	85,980
Tocalo Co. Ltd.	9,854	3,069	-	186	15,774
Tohoku Steel Co. Ltd.	8,482	-	-	43	8,358
Token Corp.	52,701	-	-	-	46,277
Tokyo Kisen Co. Ltd.	5,056	-	-	-	5,638
Tokyo Kohtetsu Co. Ltd.	2,483	3,547	-	35	6,190
Tokyo Tekko Co. Ltd.	17,336	-	-	87	16,717
Tomen Devices Corp.	11,635	-	-	-	12,053
Tomen Electronics Corp.	17,087	-	-	282	23,914
Total Energy Services, Inc.	37,070	-	-	203	43,547
Totech Corp.	2,544	3,519	-	39	7,304
Tow Co. Ltd.	6,695	-	-	152	8,527
Trancom Co. Ltd.	30,273	-	-	312	37,760
Trio-Tech International	1,164	-	77	-	954
Triple-S Management Corp.	53,961	-	-	-	44,240
Tuesday Morning Corp.	24,681	-	27,154	-	-
Tungtex Holdings Co. Ltd.	2,553	-	-	34	3,774
UANGEL Corp.	3,938	-	-	89	2,589
UKC Holdings Corp.	25,977	-	-	296	25,320
Uni-Select, Inc.	40,634	-	-	427	50,891
Unit Corp.	183,438	-	991	-	202,379
United Stationers, Inc.	100,642	-	-	681	100,739
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Universal Security Instruments, Inc.	$ 1,288	$ -	$ -	$ -	$ 1,112
Unum Group	512,568	-	-	4,698	521,640
USS Co. Ltd.	201,114	-	25,309	2,445	-
Utah Medical Products, Inc.	24,282	-	552	210	22,610
Vasco Data Security International, Inc.	25,925	1,531	-	-	25,025
Vera Bradley, Inc.	38,784	10,106	8,556	-	-
VSE Corp.	22,979	-	-	48	23,420
VST Holdings Ltd.	21,288	4,658	-	-	38,871
W&T Offshore, Inc.	80,636	841	-	3,041	71,600
Watts Co. Ltd.	14,929	706	-	227	12,002
Weight Watchers International, Inc.	-	103,818	-	-	87,848
Whanin Pharmaceutical Co. Ltd.	20,856	-	-	367	21,054
WIN-Partners Co. Ltd.	11,465	2,478	-	-	14,999
Wireless Telecom Group, Inc.	1,989	-	-	-	4,420
Workman Co. Ltd.	57,720	-	-	-	55,124
XAC Automation Corp.	11,491	-	-	-	17,369
YBM Sisa.com, Inc.	4,019	-	93	177	3,140
Yip's Chemical Holdings Ltd.	27,782	-	-	400	25,117
Young Poong Precision Corp.	8,640	-	-	58	8,257
Youngone Holdings Co. Ltd.	53,738	-	-	365	61,934
Yusen Logistics Co. Ltd.	38,115	-	-	357	50,360
Yutaka Giken Co. Ltd.	35,192	-	-	266	37,903
Total	$ 17,514,096	$ 720,904	$ 977,851	$ 181,341	$ 18,174,455
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,510,873	$ 10,011,926	$ 1,498,947	$ -
Consumer Staples	3,583,256	2,692,553	885,021	5,682
Energy	2,074,940	1,495,830	579,110	-
Financials	4,999,820	4,220,596	778,197	1,027
Health Care	3,876,907	3,560,337	309,199	7,371
Industrials	3,465,250	2,683,155	782,095	-
Information Technology	8,744,970	7,730,749	1,014,221	-
Materials	1,256,156	907,705	348,451	-
Telecommunication Services	44,186	44,186	-	-
Utilities	98,696	55,767	42,929	-
Corporate Bonds	149,138	-	149,138	-
Money Market Funds	7,027,114	7,027,114	-	-
Cash Equivalents	2,942	-	2,942	-
Total Investments in Securities:	$ 46,834,248	$ 40,429,918	$ 6,390,250	$ 14,080

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 4,610,087
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	60.4%
United Kingdom	6.7%
Japan	5.8%
Canada	5.1%
Ireland	5.0%
Netherlands	2.8%
Bermuda	2.6%
Korea (South)	1.8%
Taiwan	1.4%
Italy	1.4%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	5.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

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Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2014

Assets
Investment in securities, at value (including securities loaned of $460,080 and repurchase agreements of $2,942) - See accompanying schedule: Unaffiliated issuers (cost $12,298,311)	$ 21,632,679
Fidelity Central Funds (cost $7,027,114)	7,027,114
Other affiliated issuers (cost $9,700,454)	18,174,455
Total Investments (cost $29,025,879)		$ 46,834,248
Cash		49
Foreign currency held at value (cost $985)		983
Receivable for investments sold		87,160
Receivable for fund shares sold		39,549
Dividends receivable		44,301
Interest receivable		372
Distributions receivable from Fidelity Central Funds		1,092
Prepaid expenses		93
Other receivables		1,769
Total assets		47,009,616

Liabilities
Payable for investments purchased	$ 126,537
Payable for fund shares redeemed	36,867
Accrued management fee	24,056
Other affiliated payables	4,543
Other payables and accrued expenses	4,294
Collateral on securities loaned, at value	480,341
Total liabilities		676,638

Net Assets		$ 46,332,978
Net Assets consist of:
Paid in capital		$ 28,022,487
Undistributed net investment income		7,712
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		496,473
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,806,306
Net Assets		$ 46,332,978

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2014

Low-Priced Stock: Net Asset Value, offering price and redemption price per share ($30,005,648 ÷ 627,675 shares)	$ 47.80

Class K: Net Asset Value, offering price and redemption price per share ($16,327,330 ÷ 341,802 shares)	$ 47.77

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2014

Investment Income
Dividends (including $181,341 earned from other affiliated issuers)		$ 351,285
Interest		1,427
Income from Fidelity Central Funds		8,102
Total income		360,814

Expenses
Management fee Basic fee	$ 136,350
Performance adjustment	1,339
Transfer agent fees	25,602
Accounting and security lending fees	1,212
Custodian fees and expenses	1,425
Independent trustees' compensation	96
Appreciation in deferred trustee compensation account	1
Registration fees	663
Audit	139
Legal	98
Miscellaneous	146
Total expenses before reductions	167,071
Expense reductions	(519)	166,552
Net investment income (loss)		194,262
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	946,619
Other affiliated issuers	431,890
Foreign currency transactions	(381)
Total net realized gain (loss)		1,378,128
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,563)	1,492,509
Assets and liabilities in foreign currencies	180
Total change in net unrealized appreciation (depreciation)		1,492,689
Net gain (loss)		2,870,817
Net increase (decrease) in net assets resulting from operations		$ 3,065,079

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 194,262	$ 437,698
Net realized gain (loss)	1,378,128	2,498,753
Change in net unrealized appreciation (depreciation)	1,492,689	7,694,670
Net increase (decrease) in net assets resulting from operations	3,065,079	10,631,121
Distributions to shareholders from net investment income	(372,615)	(432,424)
Distributions to shareholders from net realized gain	(2,653,752)	(1,951,147)
Total distributions	(3,026,367)	(2,383,571)
Share transactions - net increase (decrease)	3,430,301	1,629,061
Redemption fees	1,610	2,348
Total increase (decrease) in net assets	3,470,623	9,878,959

Net Assets
Beginning of period	42,862,355	32,983,396
End of period (including undistributed net investment income of $7,712 and $186,065, respectively)	$ 46,332,978	$ 42,862,355

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Low-Priced Stock

	Six months ended January 31,	Years ended July 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 47.84	$ 38.52	$ 40.67	$ 33.07	$ 28.20	$ 37.19
Income from Investment Operations
Net investment income (loss) D	.20	.48	.37	.23	.07	.17
Net realized and unrealized gain (loss)	3.06	11.61	(.03)	7.53	5.00	(4.88)
Total from investment operations	3.26	12.09	.34	7.76	5.07	(4.71)
Distributions from net investment income	(.39)	(.49)	(.28)	(.15)	(.12)	(.17)
Distributions from net realized gain	(2.91)	(2.28)	(2.21)	(.01)	(.08)	(4.11)
Total distributions	(3.30)	(2.77)	(2.49)	(.16)	(.20)	(4.28)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 47.80	$ 47.84	$ 38.52	$ 40.67	$ 33.07	$ 28.20
Total Return B, C	7.18%	33.12%	1.68%	23.53%	18.06%	(13.90)%
Ratios to Average Net Assets E, G
Expenses before reductions	.77% A	.79%	.88%	.83%	.99%	.99%
Expenses net of fee waivers, if any	.77% A	.79%	.88%	.83%	.99%	.99%
Expenses net of all reductions	.77% A	.79%	.88%	.83%	.99%	.98%
Net investment income (loss)	.82% A	1.14%	1.00%	.61%	.21%	.67%
Supplemental Data
Net assets, end of period (in millions)	$ 30,006	$ 28,171	$ 22,999	$ 26,762	$ 24,538	$ 21,792
Portfolio turnover rate F	13% A	11%	19%	15%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31,	Years ended July 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 47.83	$ 38.52	$ 40.67	$ 33.11	$ 28.22	$ 37.20
Income from Investment Operations
Net investment income (loss) D	.22	.53	.42	.28	.11	.20
Net realized and unrealized gain (loss)	3.07	11.60	(.03)	7.51	5.01	(4.86)
Total from investment operations	3.29	12.13	.39	7.79	5.12	(4.66)
Distributions from net investment income	(.44)	(.54)	(.33)	(.23)	(.15)	(.21)
Distributions from net realized gain	(2.91)	(2.28)	(2.21)	(.01)	(.08)	(4.11)
Total distributions	(3.35)	(2.82)	(2.54)	(.23) I	(.23)	(4.32)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 47.77	$ 47.83	$ 38.52	$ 40.67	$ 33.11	$ 28.22
Total Return B, C	7.25%	33.27%	1.83%	23.66%	18.23%	(13.74)%
Ratios to Average Net Assets E, G
Expenses before reductions	.67% A	.68%	.76%	.71%	.85%	.81%
Expenses net of fee waivers, if any	.67% A	.68%	.76%	.71%	.85%	.81%
Expenses net of all reductions	.67% A	.68%	.76%	.70%	.85%	.81%
Net investment income (loss)	.92% A	1.26%	1.12%	.74%	.35%	.84%
Supplemental Data
Net assets, end of period (in millions)	$ 16,327	$ 14,691	$ 9,985	$ 8,031	$ 4,357	$ 2,279
Portfolio turnover rate F	13% A	11%	19%	15%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,492,224
Gross unrealized depreciation	(1,698,652)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,793,572

Tax cost	$ 29,040,676

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements.

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3. Significant Accounting Policies - continued

Repurchase Agreements - continued

The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,546,198 and $3,200,432, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to its benchmark index, the Russell 2000® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Low-Priced Stock	$ 21,914.15
Class K	3,688.05
	$ 25,602

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $104 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $38 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $21,209. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,029, including $317 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $240 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $278.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Low-Priced Stock	$ 232,537	$ 284,865
Class K	140,078	147,559
Total	$ 372,615	$ 432,424

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders - continued

	Six months ended January 31, 2014	Year ended July 31, 2013
From net realized gain
Low-Priced Stock	$ 1,731,108	$ 1,338,102
Class K	922,644	613,045
Total	$ 2,653,752	$ 1,951,147

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Low-Priced Stock
Shares sold	51,071	82,702	$ 2,468,429	$ 3,528,018
Reinvestment of distributions	39,938	39,316	1,842,708	1,538,529
Shares redeemed	(52,156)	(130,273)	(2,512,874)	(5,369,278)
Net increase (decrease)	38,853	(8,255)	$ 1,798,263	$ (302,731)
Class K
Shares sold	40,479	90,911	$ 1,958,366	$ 3,784,904
Reinvestment of distributions	23,051	19,455	1,062,722	760,604
Shares redeemed	(28,861)	(62,464)	(1,389,050)	(2,613,716)
Net increase (decrease)	34,669	47,902	$ 1,632,038	$ 1,931,792

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at January 31, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 18, 2014

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, M A

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LPS-USAN-0314
1.789287.111

Fidelity®

Value Discovery

Fund-

Class K

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Fidelity Value Discovery	.80%
Actual		$ 1,000.00	$ 1,069.30	$ 4.17
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class K	.65%
Actual		$ 1,000.00	$ 1,070.00	$ 3.39
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.1	3.6
Chevron Corp.	3.6	4.5
Wells Fargo & Co.	3.5	3.5
Exxon Mobil Corp.	2.8	3.5
Berkshire Hathaway, Inc. Class B	2.7	3.5
U.S. Bancorp	2.6	2.1
Cisco Systems, Inc.	2.5	2.5
Johnson & Johnson	2.5	0.7
Apple, Inc.	2.3	1.9
Teva Pharmaceutical Industries Ltd. sponsored ADR	2.1	1.0
	28.7
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.7	26.7
Health Care	15.6	16.7
Information Technology	15.5	15.3
Energy	11.4	13.5
Consumer Staples	8.5	6.2
Asset Allocation (% of fund's net assets)
As of January 31, 2014 *		As of July 31, 2013 **
	Stocks 96.7%		Stocks 98.2%
	Convertible Securities 0.0%		Convertible Securities 0.8%
	Short-Term Investments and Net Other Assets (Liabilities) 3.3%		Short-Term Investments and Net Other Assets (Liabilities) 1.0%
* Foreign investments	16.7%	** Foreign investments	13.2%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.9%
Hyundai Mobis	18,735	$ 5,311,473
Diversified Consumer Services - 0.4%
Steiner Leisure Ltd. (a)	46,068	2,257,793
Media - 3.1%
Comcast Corp. Class A	100,253	5,458,776
John Wiley & Sons, Inc. Class A	85,185	4,611,916
Viacom, Inc. Class B (non-vtg.)	93,600	7,684,560
		17,755,252
Multiline Retail - 1.9%
Kohl's Corp.	68,600	3,473,218
Macy's, Inc.	132,153	7,030,540
		10,503,758
Specialty Retail - 1.3%
AutoZone, Inc. (a)	8,885	4,398,608
Bed Bath & Beyond, Inc. (a)	48,500	3,096,725
		7,495,333
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	79,135	3,789,775
TOTAL CONSUMER DISCRETIONARY		47,113,384
CONSUMER STAPLES - 8.5%
Beverages - 0.6%
C&C Group PLC	609,345	3,451,659
Food & Staples Retailing - 4.3%
CVS Caremark Corp.	169,200	11,458,224
Kroger Co.	121,004	4,368,244
Tesco PLC	543,800	2,857,649
Wal-Mart Stores, Inc.	74,200	5,541,256
		24,225,373
Food Products - 0.7%
The J.M. Smucker Co.	44,031	4,244,148
Household Products - 1.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	471,359	2,941,280
Energizer Holdings, Inc.	54,900	5,188,050
		8,129,330
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.5%
British American Tobacco PLC sponsored ADR	30,145	$ 2,893,619
Lorillard, Inc.	110,300	5,428,966
		8,322,585
TOTAL CONSUMER STAPLES		48,373,095
ENERGY - 11.4%
Energy Equipment & Services - 1.5%
Ensco PLC Class A	52,203	2,629,465
National Oilwell Varco, Inc.	81,200	6,090,812
		8,720,277
Oil, Gas & Consumable Fuels - 9.9%
Chevron Corp.	182,581	20,381,517
Exxon Mobil Corp.	168,928	15,568,404
Marathon Petroleum Corp.	73,200	6,372,060
Phillips 66 Co.	94,900	6,936,241
Suncor Energy, Inc.	201,700	6,626,445
		55,884,667
TOTAL ENERGY		64,604,944
FINANCIALS - 27.7%
Capital Markets - 1.3%
East Capital Explorer AB (a)	86,479	792,005
GP Investments Ltd. Class A (depositary receipt) (a)	1,628,600	3,171,831
MLP AG	440,172	3,376,144
		7,339,980
Commercial Banks - 6.8%
SunTrust Banks, Inc.	109,900	4,068,498
U.S. Bancorp	368,800	14,652,424
Wells Fargo & Co.	437,537	19,837,928
		38,558,850
Consumer Finance - 2.6%
American Express Co.	65,300	5,551,806
Capital One Financial Corp.	126,382	8,923,833
		14,475,639
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 6.8%
Berkshire Hathaway, Inc. Class B (a)	136,711	$ 15,256,948
JPMorgan Chase & Co.	425,441	23,552,412
		38,809,360
Insurance - 6.6%
ACE Ltd.	68,400	6,416,604
Allied World Assurance Co. Holdings Ltd.	26,600	2,737,672
Everest Re Group Ltd.	30,204	4,372,331
Fidelity National Financial, Inc. Class A	183,020	5,772,451
Greenlight Capital Re, Ltd. (a)	90,875	2,919,814
MetLife, Inc.	85,121	4,175,185
ProAssurance Corp.	64,700	3,005,962
Prudential PLC	139,248	2,803,085
The Travelers Companies, Inc.	66,113	5,373,665
		37,576,769
Real Estate Investment Trusts - 3.6%
American Capital Agency Corp.	323,399	6,775,209
Annaly Capital Management, Inc.	640,858	6,902,041
MFA Financial, Inc.	927,864	6,764,129
		20,441,379
TOTAL FINANCIALS		157,201,977
HEALTH CARE - 15.6%
Biotechnology - 2.0%
Amgen, Inc.	98,191	11,679,820
Health Care Equipment & Supplies - 0.6%
Stryker Corp.	45,400	3,523,040
Health Care Providers & Services - 6.1%
Cigna Corp.	88,338	7,624,453
Express Scripts Holding Co. (a)	112,101	8,372,824
Humana, Inc.	39,750	3,867,675
Select Medical Holdings Corp.	416,279	4,495,813
UnitedHealth Group, Inc.	139,100	10,054,148
		34,414,913
Pharmaceuticals - 6.9%
AstraZeneca PLC sponsored ADR	99,500	6,318,250
GlaxoSmithKline PLC sponsored ADR	70,639	3,640,734
Johnson & Johnson	157,508	13,934,733
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc. (a)	73,695	$ 3,346,490
Teva Pharmaceutical Industries Ltd. sponsored ADR	262,068	11,696,095
		38,936,302
TOTAL HEALTH CARE		88,554,075
INDUSTRIALS - 5.3%
Electrical Equipment - 1.2%
Emerson Electric Co.	52,840	3,484,270
Prysmian SpA	119,800	2,930,957
		6,415,227
Machinery - 2.1%
Deere & Co.	56,790	4,881,668
Global Brass & Copper Holdings, Inc.	150,749	2,606,450
Valmont Industries, Inc.	31,300	4,581,694
		12,069,812
Marine - 0.5%
Ultrapetrol (Bahamas) Ltd. (a)	881,600	2,926,912
Professional Services - 1.0%
Dun & Bradstreet Corp.	51,665	5,683,150
Trading Companies & Distributors - 0.5%
Houston Wire & Cable Co.	217,200	2,873,556
TOTAL INDUSTRIALS		29,968,657
INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 2.5%
Cisco Systems, Inc.	648,218	14,202,456
Computers & Peripherals - 4.8%
Apple, Inc.	25,600	12,815,360
EMC Corp.	310,700	7,531,368
Hewlett-Packard Co.	243,012	7,047,348
		27,394,076
Electronic Equipment & Components - 0.6%
TE Connectivity Ltd.	58,602	3,311,599
IT Services - 3.6%
Amdocs Ltd.	106,643	4,613,376
Fiserv, Inc. (a)	102,400	5,739,520
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.	35,560	$ 6,282,741
The Western Union Co.	243,200	3,745,280
		20,380,917
Semiconductors & Semiconductor Equipment - 0.7%
Skyworks Solutions, Inc. (a)	128,750	3,894,688
Software - 2.3%
CA Technologies, Inc.	99,055	3,177,684
Microsoft Corp.	265,224	10,038,728
		13,216,412
TOTAL INFORMATION TECHNOLOGY		82,400,148
MATERIALS - 2.4%
Chemicals - 1.8%
Agrium, Inc.	31,500	2,746,545
CF Industries Holdings, Inc.	20,145	4,650,675
Potash Corp. of Saskatchewan, Inc.	90,700	2,843,766
		10,240,986
Containers & Packaging - 0.6%
Ball Corp.	66,300	3,393,897
TOTAL MATERIALS		13,634,883
UTILITIES - 2.0%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	109,300	5,334,933
Edison International	119,300	5,745,488
		11,080,421
TOTAL COMMON STOCKS (Cost $462,682,843)		542,931,584
Nonconvertible Preferred Stocks - 1.0%

INFORMATION TECHNOLOGY - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Samsung Electronics Co. Ltd. (Cost $5,936,406)	6,321	5,514,007
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b) (Cost $16,249,531)	16,249,531	$ 16,249,531
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $484,868,780)		564,695,122
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,507,739
NET ASSETS - 100%		$ 567,202,861
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,955
Fidelity Securities Lending Cash Central Fund	11,644
Total	$ 16,599
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 47,113,384	$ 41,801,911	$ 5,311,473	$ -
Consumer Staples	48,373,095	45,515,446	2,857,649	-
Energy	64,604,944	64,604,944	-	-
Financials	157,201,977	154,398,892	2,803,085	-
Health Care	88,554,075	88,554,075	-	-
Industrials	29,968,657	29,968,657	-	-
Information Technology	87,914,155	82,400,148	5,514,007	-
Materials	13,634,883	13,634,883	-	-
Utilities	11,080,421	11,080,421	-	-
Money Market Funds	16,249,531	16,249,531	-	-
Total Investments in Securities:	$ 564,695,122	$ 548,208,908	$ 16,486,214	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	83.3%
United Kingdom	3.6%
Switzerland	2.2%
Canada	2.2%
Israel	2.1%
Korea (South)	1.9%
Bermuda	1.4%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $468,619,249)	$ 548,445,591
Fidelity Central Funds (cost $16,249,531)	16,249,531
Total Investments (cost $484,868,780)		$ 564,695,122
Receivable for investments sold		16,605,404
Receivable for fund shares sold		303,689
Dividends receivable		240,220
Distributions receivable from Fidelity Central Funds		3,535
Prepaid expenses		1,071
Other receivables		3,931
Total assets		581,852,972

Liabilities
Payable for investments purchased	$ 13,925,455
Payable for fund shares redeemed	334,432
Accrued management fee	260,151
Other affiliated payables	97,643
Other payables and accrued expenses	32,430
Total liabilities		14,650,111

Net Assets		$ 567,202,861
Net Assets consist of:
Paid in capital		$ 575,546,880
Undistributed net investment income		701,570
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(88,870,579)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		79,824,990
Net Assets		$ 567,202,861

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Fidelity Value Discovery: Net Asset Value, offering price and redemption price per share ($486,305,674 ÷ 23,117,752 shares)	$ 21.04

Class K: Net Asset Value, offering price and redemption price per share ($80,897,187 ÷ 3,848,827 shares)	$ 21.02

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 5,204,623
Interest		287,977
Income from Fidelity Central Funds		16,599
Total income		5,509,199

Expenses
Management fee Basic fee	$ 1,499,245
Performance adjustment	(24,711)
Transfer agent fees	472,067
Accounting and security lending fees	103,526
Custodian fees and expenses	9,424
Independent trustees' compensation	1,140
Registration fees	30,371
Audit	26,398
Legal	1,633
Miscellaneous	1,911
Total expenses before reductions	2,121,004
Expense reductions	(5,343)	2,115,661
Net investment income (loss)		3,393,538
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51,908,303
Foreign currency transactions	(32,984)
Total net realized gain (loss)		51,875,319
Change in net unrealized appreciation (depreciation) on: Investment securities	(19,422,493)
Assets and liabilities in foreign currencies	3,525
Total change in net unrealized appreciation (depreciation)		(19,418,968)
Net gain (loss)		32,456,351
Net increase (decrease) in net assets resulting from operations		$ 35,849,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,393,538	$ 8,070,935
Net realized gain (loss)	51,875,319	55,424,550
Change in net unrealized appreciation (depreciation)	(19,418,968)	62,525,269
Net increase (decrease) in net assets resulting from operations	35,849,889	126,020,754
Distributions to shareholders from net investment income	(6,964,727)	(7,811,842)
Share transactions - net increase (decrease)	12,132,576	(58,316,230)
Total increase (decrease) in net assets	41,017,738	59,892,682

Net Assets
Beginning of period	526,185,123	466,292,441
End of period (including undistributed net investment income of $701,570 and undistributed net investment income of $4,272,759, respectively)	$ 567,202,861	$ 526,185,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Discovery

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.93	$ 15.62	$ 14.98	$ 12.91	$ 11.58	$ 15.12
Income from Investment Operations
Net investment income (loss) D	.13	.29	.22	.13	.14 G	.17
Net realized and unrealized gain (loss)	1.24	4.29	.57	2.13	1.31	(3.51)
Total from investment operations	1.37	4.58	.79	2.26	1.45	(3.34)
Distributions from net investment income	(.26)	(.27)	(.15)	(.19)	(.12)	(.18)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.26)	(.27)	(.15)	(.19)	(.12)	(.20)
Net asset value, end of period	$ 21.04	$ 19.93	$ 15.62	$ 14.98	$ 12.91	$ 11.58
Total Return B,C	6.93%	29.72%	5.43%	17.69%	12.60%	(22.14)%
Ratios to Average Net Assets E,H
Expenses before reductions	.80% A	.74%	.87%	.80%	.96%	.93%
Expenses net of fee waivers, if any	.80% A	.74%	.87%	.80%	.96%	.93%
Expenses net of all reductions	.80% A	.73%	.87%	.79%	.95%	.92%
Net investment income (loss)	1.23% A	1.66%	1.49%	.88%	1.10% G	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 486,306	$ 454,974	$ 412,499	$ 540,644	$ 598,561	$ 642,054
Portfolio turnover rate F	79% A	55%	92%	59%	116%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2014	Years ended July 31,
,	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.93	$ 15.62	$ 14.99	$ 12.92	$ 11.59	$ 15.12
Income from Investment Operations
Net investment income (loss) D	.14	.32	.25	.15	.17 G	.18
Net realized and unrealized gain (loss)	1.24	4.29	.56	2.14	1.31	(3.49)
Total from investment operations	1.38	4.61	.81	2.29	1.48	(3.31)
Distributions from net investment income	(.29)	(.30)	(.18)	(.22)	(.15)	(.20)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.29)	(.30)	(.18)	(.22)	(.15)	(.22)
Net asset value, end of period	$ 21.02	$ 19.93	$ 15.62	$ 14.99	$ 12.92	$ 11.59
Total Return B,C	7.00%	29.97%	5.59%	17.93%	12.84%	(21.94)%
Ratios to Average Net Assets E,H
Expenses before reductions	.65% A	.57%	.68%	.61%	.75%	.69%
Expenses net of fee waivers, if any	.65% A	.57%	.68%	.61%	.75%	.69%
Expenses net of all reductions	.65% A	.56%	.68%	.60%	.74%	.69%
Net investment income (loss)	1.38% A	1.83%	1.68%	1.07%	1.31% G	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,897	$ 71,212	$ 53,794	$ 41,562	$ 38,583	$ 30,957
Portfolio turnover rate F	79% A	55%	92%	59%	116%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity® Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Value Discovery and Class K, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 82,863,714
Gross unrealized depreciation	(6,010,597)
Net unrealized appreciation (depreciation) on securities and other investments	$ 76,853,117

Tax cost	$ 487,842,005

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (39,498,531)
2018	(97,975,780)
Total capital loss carryforward	$ (137,474,311)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $209,978,393 and $214,988,416, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Discovery as compared to its benchmark index, the Russell 3000® Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Value Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Fidelity Value Discovery	$ 454,089.19
Class K	17,979.05
	$ 472,068

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,483 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $226 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11,644. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $954 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $41.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $4,348.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Fidelity Value Discovery	$ 5,880,682	$ 6,759,572
Class K	1,084,045	1,052,270
Total	$ 6,964,727	$ 7,811,842

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Value Discovery
Shares sold	1,763,451	1,517,235	$ 36,788,822	$ 26,779,567
Reinvestment of distributions	278,378	400,899	5,640,308	6,508,716
Shares redeemed	(1,750,643)	(5,502,085)	(35,812,498)	(93,974,977)
Net increase (decrease)	291,186	(3,583,951)	$ 6,616,632	$ (60,686,694)
Class K
Shares sold	712,019	887,047	$ 14,592,610	$ 15,454,108
Reinvestment of distributions	53,522	64,874	1,084,045	1,052,270
Shares redeemed	(489,426)	(822,447)	(10,160,711)	(14,135,914)
Net increase (decrease)	276,115	129,474	$ 5,515,944	$ 2,370,464

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FVD-K-USAN-0314
1.863361.105

Fidelity®

Value Discovery

Fund

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Fidelity Value Discovery	.80%
Actual		$ 1,000.00	$ 1,069.30	$ 4.17
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class K	.65%
Actual		$ 1,000.00	$ 1,070.00	$ 3.39
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.1	3.6
Chevron Corp.	3.6	4.5
Wells Fargo & Co.	3.5	3.5
Exxon Mobil Corp.	2.8	3.5
Berkshire Hathaway, Inc. Class B	2.7	3.5
U.S. Bancorp	2.6	2.1
Cisco Systems, Inc.	2.5	2.5
Johnson & Johnson	2.5	0.7
Apple, Inc.	2.3	1.9
Teva Pharmaceutical Industries Ltd. sponsored ADR	2.1	1.0
	28.7
Top Five Market Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.7	26.7
Health Care	15.6	16.7
Information Technology	15.5	15.3
Energy	11.4	13.5
Consumer Staples	8.5	6.2
Asset Allocation (% of fund's net assets)
As of January 31, 2014 *		As of July 31, 2013 **
	Stocks 96.7%		Stocks 98.2%
	Convertible Securities 0.0%		Convertible Securities 0.8%
	Short-Term Investments and Net Other Assets (Liabilities) 3.3%		Short-Term Investments and Net Other Assets (Liabilities) 1.0%
* Foreign investments	16.7%	** Foreign investments	13.2%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.9%
Hyundai Mobis	18,735	$ 5,311,473
Diversified Consumer Services - 0.4%
Steiner Leisure Ltd. (a)	46,068	2,257,793
Media - 3.1%
Comcast Corp. Class A	100,253	5,458,776
John Wiley & Sons, Inc. Class A	85,185	4,611,916
Viacom, Inc. Class B (non-vtg.)	93,600	7,684,560
		17,755,252
Multiline Retail - 1.9%
Kohl's Corp.	68,600	3,473,218
Macy's, Inc.	132,153	7,030,540
		10,503,758
Specialty Retail - 1.3%
AutoZone, Inc. (a)	8,885	4,398,608
Bed Bath & Beyond, Inc. (a)	48,500	3,096,725
		7,495,333
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	79,135	3,789,775
TOTAL CONSUMER DISCRETIONARY		47,113,384
CONSUMER STAPLES - 8.5%
Beverages - 0.6%
C&C Group PLC	609,345	3,451,659
Food & Staples Retailing - 4.3%
CVS Caremark Corp.	169,200	11,458,224
Kroger Co.	121,004	4,368,244
Tesco PLC	543,800	2,857,649
Wal-Mart Stores, Inc.	74,200	5,541,256
		24,225,373
Food Products - 0.7%
The J.M. Smucker Co.	44,031	4,244,148
Household Products - 1.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	471,359	2,941,280
Energizer Holdings, Inc.	54,900	5,188,050
		8,129,330
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.5%
British American Tobacco PLC sponsored ADR	30,145	$ 2,893,619
Lorillard, Inc.	110,300	5,428,966
		8,322,585
TOTAL CONSUMER STAPLES		48,373,095
ENERGY - 11.4%
Energy Equipment & Services - 1.5%
Ensco PLC Class A	52,203	2,629,465
National Oilwell Varco, Inc.	81,200	6,090,812
		8,720,277
Oil, Gas & Consumable Fuels - 9.9%
Chevron Corp.	182,581	20,381,517
Exxon Mobil Corp.	168,928	15,568,404
Marathon Petroleum Corp.	73,200	6,372,060
Phillips 66 Co.	94,900	6,936,241
Suncor Energy, Inc.	201,700	6,626,445
		55,884,667
TOTAL ENERGY		64,604,944
FINANCIALS - 27.7%
Capital Markets - 1.3%
East Capital Explorer AB (a)	86,479	792,005
GP Investments Ltd. Class A (depositary receipt) (a)	1,628,600	3,171,831
MLP AG	440,172	3,376,144
		7,339,980
Commercial Banks - 6.8%
SunTrust Banks, Inc.	109,900	4,068,498
U.S. Bancorp	368,800	14,652,424
Wells Fargo & Co.	437,537	19,837,928
		38,558,850
Consumer Finance - 2.6%
American Express Co.	65,300	5,551,806
Capital One Financial Corp.	126,382	8,923,833
		14,475,639
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 6.8%
Berkshire Hathaway, Inc. Class B (a)	136,711	$ 15,256,948
JPMorgan Chase & Co.	425,441	23,552,412
		38,809,360
Insurance - 6.6%
ACE Ltd.	68,400	6,416,604
Allied World Assurance Co. Holdings Ltd.	26,600	2,737,672
Everest Re Group Ltd.	30,204	4,372,331
Fidelity National Financial, Inc. Class A	183,020	5,772,451
Greenlight Capital Re, Ltd. (a)	90,875	2,919,814
MetLife, Inc.	85,121	4,175,185
ProAssurance Corp.	64,700	3,005,962
Prudential PLC	139,248	2,803,085
The Travelers Companies, Inc.	66,113	5,373,665
		37,576,769
Real Estate Investment Trusts - 3.6%
American Capital Agency Corp.	323,399	6,775,209
Annaly Capital Management, Inc.	640,858	6,902,041
MFA Financial, Inc.	927,864	6,764,129
		20,441,379
TOTAL FINANCIALS		157,201,977
HEALTH CARE - 15.6%
Biotechnology - 2.0%
Amgen, Inc.	98,191	11,679,820
Health Care Equipment & Supplies - 0.6%
Stryker Corp.	45,400	3,523,040
Health Care Providers & Services - 6.1%
Cigna Corp.	88,338	7,624,453
Express Scripts Holding Co. (a)	112,101	8,372,824
Humana, Inc.	39,750	3,867,675
Select Medical Holdings Corp.	416,279	4,495,813
UnitedHealth Group, Inc.	139,100	10,054,148
		34,414,913
Pharmaceuticals - 6.9%
AstraZeneca PLC sponsored ADR	99,500	6,318,250
GlaxoSmithKline PLC sponsored ADR	70,639	3,640,734
Johnson & Johnson	157,508	13,934,733
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc. (a)	73,695	$ 3,346,490
Teva Pharmaceutical Industries Ltd. sponsored ADR	262,068	11,696,095
		38,936,302
TOTAL HEALTH CARE		88,554,075
INDUSTRIALS - 5.3%
Electrical Equipment - 1.2%
Emerson Electric Co.	52,840	3,484,270
Prysmian SpA	119,800	2,930,957
		6,415,227
Machinery - 2.1%
Deere & Co.	56,790	4,881,668
Global Brass & Copper Holdings, Inc.	150,749	2,606,450
Valmont Industries, Inc.	31,300	4,581,694
		12,069,812
Marine - 0.5%
Ultrapetrol (Bahamas) Ltd. (a)	881,600	2,926,912
Professional Services - 1.0%
Dun & Bradstreet Corp.	51,665	5,683,150
Trading Companies & Distributors - 0.5%
Houston Wire & Cable Co.	217,200	2,873,556
TOTAL INDUSTRIALS		29,968,657
INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 2.5%
Cisco Systems, Inc.	648,218	14,202,456
Computers & Peripherals - 4.8%
Apple, Inc.	25,600	12,815,360
EMC Corp.	310,700	7,531,368
Hewlett-Packard Co.	243,012	7,047,348
		27,394,076
Electronic Equipment & Components - 0.6%
TE Connectivity Ltd.	58,602	3,311,599
IT Services - 3.6%
Amdocs Ltd.	106,643	4,613,376
Fiserv, Inc. (a)	102,400	5,739,520
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.	35,560	$ 6,282,741
The Western Union Co.	243,200	3,745,280
		20,380,917
Semiconductors & Semiconductor Equipment - 0.7%
Skyworks Solutions, Inc. (a)	128,750	3,894,688
Software - 2.3%
CA Technologies, Inc.	99,055	3,177,684
Microsoft Corp.	265,224	10,038,728
		13,216,412
TOTAL INFORMATION TECHNOLOGY		82,400,148
MATERIALS - 2.4%
Chemicals - 1.8%
Agrium, Inc.	31,500	2,746,545
CF Industries Holdings, Inc.	20,145	4,650,675
Potash Corp. of Saskatchewan, Inc.	90,700	2,843,766
		10,240,986
Containers & Packaging - 0.6%
Ball Corp.	66,300	3,393,897
TOTAL MATERIALS		13,634,883
UTILITIES - 2.0%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	109,300	5,334,933
Edison International	119,300	5,745,488
		11,080,421
TOTAL COMMON STOCKS (Cost $462,682,843)		542,931,584
Nonconvertible Preferred Stocks - 1.0%

INFORMATION TECHNOLOGY - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Samsung Electronics Co. Ltd. (Cost $5,936,406)	6,321	5,514,007
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b) (Cost $16,249,531)	16,249,531	$ 16,249,531
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $484,868,780)		564,695,122
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,507,739
NET ASSETS - 100%		$ 567,202,861
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,955
Fidelity Securities Lending Cash Central Fund	11,644
Total	$ 16,599
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 47,113,384	$ 41,801,911	$ 5,311,473	$ -
Consumer Staples	48,373,095	45,515,446	2,857,649	-
Energy	64,604,944	64,604,944	-	-
Financials	157,201,977	154,398,892	2,803,085	-
Health Care	88,554,075	88,554,075	-	-
Industrials	29,968,657	29,968,657	-	-
Information Technology	87,914,155	82,400,148	5,514,007	-
Materials	13,634,883	13,634,883	-	-
Utilities	11,080,421	11,080,421	-	-
Money Market Funds	16,249,531	16,249,531	-	-
Total Investments in Securities:	$ 564,695,122	$ 548,208,908	$ 16,486,214	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	83.3%
United Kingdom	3.6%
Switzerland	2.2%
Canada	2.2%
Israel	2.1%
Korea (South)	1.9%
Bermuda	1.4%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $468,619,249)	$ 548,445,591
Fidelity Central Funds (cost $16,249,531)	16,249,531
Total Investments (cost $484,868,780)		$ 564,695,122
Receivable for investments sold		16,605,404
Receivable for fund shares sold		303,689
Dividends receivable		240,220
Distributions receivable from Fidelity Central Funds		3,535
Prepaid expenses		1,071
Other receivables		3,931
Total assets		581,852,972

Liabilities
Payable for investments purchased	$ 13,925,455
Payable for fund shares redeemed	334,432
Accrued management fee	260,151
Other affiliated payables	97,643
Other payables and accrued expenses	32,430
Total liabilities		14,650,111

Net Assets		$ 567,202,861
Net Assets consist of:
Paid in capital		$ 575,546,880
Undistributed net investment income		701,570
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(88,870,579)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		79,824,990
Net Assets		$ 567,202,861

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Fidelity Value Discovery: Net Asset Value, offering price and redemption price per share ($486,305,674 ÷ 23,117,752 shares)	$ 21.04

Class K: Net Asset Value, offering price and redemption price per share ($80,897,187 ÷ 3,848,827 shares)	$ 21.02

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Dividends		$ 5,204,623
Interest		287,977
Income from Fidelity Central Funds		16,599
Total income		5,509,199

Expenses
Management fee Basic fee	$ 1,499,245
Performance adjustment	(24,711)
Transfer agent fees	472,067
Accounting and security lending fees	103,526
Custodian fees and expenses	9,424
Independent trustees' compensation	1,140
Registration fees	30,371
Audit	26,398
Legal	1,633
Miscellaneous	1,911
Total expenses before reductions	2,121,004
Expense reductions	(5,343)	2,115,661
Net investment income (loss)		3,393,538
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51,908,303
Foreign currency transactions	(32,984)
Total net realized gain (loss)		51,875,319
Change in net unrealized appreciation (depreciation) on: Investment securities	(19,422,493)
Assets and liabilities in foreign currencies	3,525
Total change in net unrealized appreciation (depreciation)		(19,418,968)
Net gain (loss)		32,456,351
Net increase (decrease) in net assets resulting from operations		$ 35,849,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,393,538	$ 8,070,935
Net realized gain (loss)	51,875,319	55,424,550
Change in net unrealized appreciation (depreciation)	(19,418,968)	62,525,269
Net increase (decrease) in net assets resulting from operations	35,849,889	126,020,754
Distributions to shareholders from net investment income	(6,964,727)	(7,811,842)
Share transactions - net increase (decrease)	12,132,576	(58,316,230)
Total increase (decrease) in net assets	41,017,738	59,892,682

Net Assets
Beginning of period	526,185,123	466,292,441
End of period (including undistributed net investment income of $701,570 and undistributed net investment income of $4,272,759, respectively)	$ 567,202,861	$ 526,185,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Discovery

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.93	$ 15.62	$ 14.98	$ 12.91	$ 11.58	$ 15.12
Income from Investment Operations
Net investment income (loss) D	.13	.29	.22	.13	.14 G	.17
Net realized and unrealized gain (loss)	1.24	4.29	.57	2.13	1.31	(3.51)
Total from investment operations	1.37	4.58	.79	2.26	1.45	(3.34)
Distributions from net investment income	(.26)	(.27)	(.15)	(.19)	(.12)	(.18)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.26)	(.27)	(.15)	(.19)	(.12)	(.20)
Net asset value, end of period	$ 21.04	$ 19.93	$ 15.62	$ 14.98	$ 12.91	$ 11.58
Total Return B,C	6.93%	29.72%	5.43%	17.69%	12.60%	(22.14)%
Ratios to Average Net Assets E,H
Expenses before reductions	.80% A	.74%	.87%	.80%	.96%	.93%
Expenses net of fee waivers, if any	.80% A	.74%	.87%	.80%	.96%	.93%
Expenses net of all reductions	.80% A	.73%	.87%	.79%	.95%	.92%
Net investment income (loss)	1.23% A	1.66%	1.49%	.88%	1.10% G	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 486,306	$ 454,974	$ 412,499	$ 540,644	$ 598,561	$ 642,054
Portfolio turnover rate F	79% A	55%	92%	59%	116%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2014	Years ended July 31,
,	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.93	$ 15.62	$ 14.99	$ 12.92	$ 11.59	$ 15.12
Income from Investment Operations
Net investment income (loss) D	.14	.32	.25	.15	.17 G	.18
Net realized and unrealized gain (loss)	1.24	4.29	.56	2.14	1.31	(3.49)
Total from investment operations	1.38	4.61	.81	2.29	1.48	(3.31)
Distributions from net investment income	(.29)	(.30)	(.18)	(.22)	(.15)	(.20)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.29)	(.30)	(.18)	(.22)	(.15)	(.22)
Net asset value, end of period	$ 21.02	$ 19.93	$ 15.62	$ 14.99	$ 12.92	$ 11.59
Total Return B,C	7.00%	29.97%	5.59%	17.93%	12.84%	(21.94)%
Ratios to Average Net Assets E,H
Expenses before reductions	.65% A	.57%	.68%	.61%	.75%	.69%
Expenses net of fee waivers, if any	.65% A	.57%	.68%	.61%	.75%	.69%
Expenses net of all reductions	.65% A	.56%	.68%	.60%	.74%	.69%
Net investment income (loss)	1.38% A	1.83%	1.68%	1.07%	1.31% G	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,897	$ 71,212	$ 53,794	$ 41,562	$ 38,583	$ 30,957
Portfolio turnover rate F	79% A	55%	92%	59%	116%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity® Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Value Discovery and Class K, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 82,863,714
Gross unrealized depreciation	(6,010,597)
Net unrealized appreciation (depreciation) on securities and other investments	$ 76,853,117

Tax cost	$ 487,842,005

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (39,498,531)
2018	(97,975,780)
Total capital loss carryforward	$ (137,474,311)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $209,978,393 and $214,988,416, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Discovery as compared to its benchmark index, the Russell 3000® Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Value Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Fidelity Value Discovery	$ 454,089.19
Class K	17,979.05
	$ 472,068

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,483 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $226 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11,644. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $954 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $41.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $4,348.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Fidelity Value Discovery	$ 5,880,682	$ 6,759,572
Class K	1,084,045	1,052,270
Total	$ 6,964,727	$ 7,811,842

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Value Discovery
Shares sold	1,763,451	1,517,235	$ 36,788,822	$ 26,779,567
Reinvestment of distributions	278,378	400,899	5,640,308	6,508,716
Shares redeemed	(1,750,643)	(5,502,085)	(35,812,498)	(93,974,977)
Net increase (decrease)	291,186	(3,583,951)	$ 6,616,632	$ (60,686,694)
Class K
Shares sold	712,019	887,047	$ 14,592,610	$ 15,454,108
Reinvestment of distributions	53,522	64,874	1,084,045	1,052,270
Shares redeemed	(489,426)	(822,447)	(10,160,711)	(14,135,914)
Net increase (decrease)	276,115	129,474	$ 5,515,944	$ 2,370,464

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FVD-USAN-0314
1.789740.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 27, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 27, 2014